                                                                               .
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                                                                               .

           NYLIAC PINNACLE VUL AND NYLIAC PINNACLE SVUL ANNUAL REPORT

                                DECEMBER 31, 2010

        TABLE OF CONTENTS - ANNUAL REPORT AND FUND PROSPECTUS SUPPLEMENTS




Message from New York Life Insurance and Annuity Corporation............      3

NYLIAC Variable Universal Life Separate Account-I
Statement of Assets and Liabilities.....................................      6
Statement of Operations.................................................     18
Statement of Changes in Net Assets......................................     24
Notes to Financial Statements...........................................     36
Report of Independent Registered Accounting Firm........................    108

               TABLE OF CONTENTS - MAINSTAY VP SERIES FUND, INC.
The 2010 Annual Report for the MainStay VP Series Fund, Inc. is provided to those NYLIAC Pinnacle Variable Universal Life Insurance and NYLIAC
Pinnacle Survivorship Variable Universal Life Insurance policyowners who had allocations to any of the following Investment Divisions:





  Balanced Portfolio - Initial Class*      ICAP Select Equity Portfolio - Initial
  Bond Portfolio - Initial Class           Class
  Cash Management Portfolio                Income Builder Portfolio - Initial Class
  Common Stock Portfolio - Initial Class   International Equity Portfolio - Initial
  Conservative Allocation                  Class*
  Portfolio - Initial Class*               Large Cap Growth Portfolio - Initial
  Convertible Portfolio - Initial Class    Class
  Floating Rate Portfolio - Initial Class  Mid Cap Core Portfolio - Initial Class*
  Government Portfolio - Initial Class     Moderate Allocation Portfolio - Initial
  Growth Allocation Portfolio - Initial    Class*
  Class*                                   Moderate Growth Allocation
  Growth Equity Portfolio - Initial Class  Portfolio - Initial Class*
  High Yield Corporate Bond                S&P 500 Index Portfolio - Initial Class
  Portfolio - Initial Class                U.S. Small Cap Portfolio - Initial Class*






* The MainStay VP Balanced Portfolio - Initial Class, Conservative
  Allocation Portfolio - Initial Class, Growth Allocation
  Portfolio - Initial Class, International Equity Portfolio - Initial
  Class, Moderate Allocation Portfolio - Initial Class, Moderate Growth
  Allocation Portfolio - Initial Class and U.S. Small Cap
  Portfolio - Initial Class are not available under the Pinnacle VUL and Pinnacle SVUL policies.

  TABLE OF CONTENTS - ANNUAL REPORT OF THE INVESTMENT DIVISIONS (OTHER THAN THE
       MAINSTAY VP SERIES FUND, INC.) FOR NEW YORK LIFE INSURANCE AND ANNUITY
                                    CORPORATION

The 2010 Annual Reports of the Investment Divisions (other than the
MainStay VP Series Fund, Inc.) is provided to those NYLIAC Pinnacle
Variable Universal Life Insurance and NYLIAC Pinnacle Survivorship
Variable Universal Life Insurance policyowners who had allocations to any of the following Investment Divisions:
Alger Capital Appreciation Portfolio - Class I-2 Shares (formerly Alger
  American Capital Appreciation Portfolio - Class O Shares)
Alger Small Cap Growth Portfolio - Class I-2 Shares (closed to new purchases) (formerly Alger American Small Cap Growth Portfolio - Class O
  Shares)
American Century VP Inflation Protection - Class II
American Century VP International - Class II
American Century VP Value - Class II
Dreyfus IP Technology Growth - Initial Shares
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares (formerly
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares)
Fidelity(R) VIP Contrafund Portfolio(R) - Initial Class
Fidelity(R) VIP Equity-Income Portfolio - Initial Class
Fidelity(R) VIP Growth Portfolio - Initial Class
Fidelity(R) VIP Index 500 Portfolio - Initial Class
Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
Fidelity(R) VIP Mid-Cap Portfolio - Initial Class
Fidelity(R) VIP Overseas Portfolio - Initial Class
Janus Aspen Balanced Portfolio - Institutional Shares
Janus Aspen Enterprise Portfolio - Institutional Shares
Janus Aspen Worldwide Portfolio - Institutional Shares
MFS(R) Investors Trust Series - Initial Class
MFS(R) New Discovery Series - Initial Class
MFS(R) Research Series - Initial Class
MFS(R) Utilities Series - Initial Class
Neuberger Berman AMT Mid-Cap Growth - Class I
PIMCO Global Bond Portfolio - Administrative Class Shares
PIMCO Low Duration Portfolio - Administrative Class Shares
PIMCO Real Return Portfolio - Administrative Class Shares
PIMCO Total Return Portfolio - Administrative Class Shares
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
UIF Emerging Markets Debt Portfolio - Class I (formerly Van Kampen's UIF
  Emerging Markets Debt Portfolio - Class I)
UIF Emerging Markets Equity Portfolio - Class I (formerly Van Kampen's UIF
  Emerging Markets Equity Portfolio - Class I)
UIF U.S. Real Estate Portfolio - Class I (formerly Van Kampen's UIF U.S.
  Real Estate Portfolio - Class I)
Van Eck VIP Global Hard Assets Fund - Initial Class Shares (formerly Van
  Eck Worldwide Hard Assets - Initial Class)
Van Eck VIP Multi-Manager Alternatives - Initial Class (formerly Van Eck
  Worldwide Multi-Manager Alternatives Fund - Initial Class)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2010 Annual Report for your New York Life Insurance and Annuity Corporation variable universal life policy.

Depending on where your premiums were invested as of December 31, 2010, your Annual Report package may contain either two of the following books or all three of them:

- The New York Life Insurance and Annuity Corporation Annual Report, which contains the Separate Account financial information;

- The Annual Report for the Investment Divisions available from the MainStay VP Series Fund, Inc.; and

- The Annual Report for the remaining Investment Divisions.

The reports contain financial statements, notes and highlights, and other pertinent data for the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance. For current overall month-end performance information, please visit www.newyorklife.com.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives. If you would like additional information about your policy or about the Investment Divisions available to you, your Registered Representative can obtain it for you.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2011

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS




GROUP 1 POLICIES:   Variable Universal Life
                    Survivorship Variable Universal Life -
                    Series 1

GROUP 2 POLICIES:   Variable Universal Life 2000 -
                    Series 1
                    Single Premium Variable Universal Life -
                    Series 1

GROUP 3 POLICIES:   Pinnacle Variable Universal Life
                    Pinnacle Survivorship Variable Universal Life

GROUP 4 POLICIES:   Variable Universal Life 2000 -
                    Series 2
                    Survivorship Variable Universal Life -
                    Series 2
                    Single Premium Variable Universal Life -
                    Series 2
                    Single Premium Variable Universal Life -
                    Series 3
                    Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2010







                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           BALANCED--          BOND--             CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investment at net asset value.......     $9,602,475        $38,695,390       $57,112,575
  Dividends due and accrued...........             --                 --               443
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation......................         (4,089)            (8,176)           10,810

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             67                424             1,326
     Administrative charges...........              8                 43               123
                                           ----------        -----------       -----------
       Total net assets...............     $9,598,311        $38,686,747       $57,122,379
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $2,880,956        $15,905,905       $14,968,832
     Group 2 Policies.................      1,428,045         11,975,199        14,297,986
     Group 3 Policies.................             --          1,963,166        11,005,067
     Group 4 Policies.................      5,289,310          8,842,477        16,850,494
                                           ----------        -----------       -----------
       Total net assets...............     $9,598,311        $38,686,747       $57,122,379
                                           ==========        ===========       ===========
     Group 1 variable accumulation
       unit value.....................     $    12.16        $     24.83       $      1.55
                                           ==========        ===========       ===========
     Group 2 variable accumulation
       unit value.....................     $    12.30        $     18.58       $      1.25
                                           ==========        ===========       ===========
     Group 3 variable accumulation
       unit value.....................     $       --        $     16.40       $      1.20
                                           ==========        ===========       ===========
     Group 4 variable accumulation
       unit value.....................     $    12.66        $     15.99       $      1.18
                                           ==========        ===========       ===========


Identified Cost of Investment.........     $9,172,239        $36,880,327       $57,118,120
                                           ==========        ===========       ===========




Not all divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










        MAINSTAY VP       MAINSTAY VP                                                              MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP         GROWTH          MAINSTAY VP
          STOCK--        ALLOCATION--      CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--      ALLOCATION--     GROWTH EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------------


        $79,079,793       $8,110,099        $44,440,488       $12,706,030        $23,755,213       $30,399,722       $174,439,768
                 --               --                 --            49,955                 --                --                 --

            (35,676)          12,713             (9,855)           14,644             (1,751)          (15,236)           (24,372)



              1,097               77                462                86                246               216              2,611
                125                9                 34                 8                 26                24                332
        -----------       ----------        -----------       -----------        -----------       -----------       ------------
        $79,042,895       $8,122,726        $44,430,137       $12,770,535        $23,753,190       $30,384,246       $174,412,453
        ===========       ==========        ===========       ===========        ===========       ===========       ============



        $45,543,764       $3,211,036        $12,260,123       $ 2,934,382        $ 9,653,639       $ 8,752,622       $120,972,474
         25,317,525        1,820,083         18,941,646         2,782,927          6,457,652         5,249,493         45,243,548
            800,613               --            679,376         1,677,378            541,187                --            478,527
          7,380,993        3,091,607         12,548,992         5,375,848          7,100,712        16,382,131          7,717,904
        -----------       ----------        -----------       -----------        -----------       -----------       ------------
        $79,042,895       $8,122,726        $44,430,137       $12,770,535        $23,753,190       $30,384,246       $174,412,453
        ===========       ==========        ===========       ===========        ===========       ===========       ============
        $     29.92       $    12.56        $     27.11       $     11.89        $     22.58       $     11.03       $      22.02
        ===========       ==========        ===========       ===========        ===========       ===========       ============
        $     11.41       $    12.55        $     19.28       $     12.03        $     17.58       $     10.96       $       8.43
        ===========       ==========        ===========       ===========        ===========       ===========       ============
        $     11.85       $       --        $     18.74       $     11.83        $     15.30       $        --       $      11.04
        ===========       ==========        ===========       ===========        ===========       ===========       ============
        $     13.55       $    12.86        $     18.91       $     12.37        $     15.01       $     11.23       $      12.38
        ===========       ==========        ===========       ===========        ===========       ===========       ============


        $88,254,535       $7,178,842        $37,953,625       $11,802,729        $23,372,329       $29,182,945       $148,246,146
        ===========       ==========        ===========       ===========        ===========       ===========       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                           MAINSTAY VP
                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                            CORPORATE        ICAP SELECT         INCOME
                                             BOND--           EQUITY--          BUILDER--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment at net asset value.......    $121,862,829      $125,271,583       $52,169,289
  Dividends due and accrued...........              --                --                --
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation......................          18,429           (26,457)           (5,918)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           1,235             1,336               745
     Administrative charges...........             137               140                94
                                          ------------      ------------       -----------
       Total net assets...............    $121,879,886      $125,243,650       $52,162,532
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................    $ 50,083,816      $ 51,346,382       $34,234,205
     Group 2 Policies.................      30,106,405        36,113,738        13,252,799
     Group 3 Policies.................       3,536,935         1,573,801           279,570
     Group 4 Policies.................      38,152,730        36,209,729         4,395,958
                                          ------------      ------------       -----------
       Total net assets...............    $121,879,886      $125,243,650       $52,162,532
                                          ============      ============       ===========
     Group 1 variable accumulation
       unit value.....................    $      33.78      $      13.00       $     25.77
                                          ============      ============       ===========
     Group 2 variable accumulation
       unit value.....................    $      21.88      $      14.04       $     12.76
                                          ============      ============       ===========
     Group 3 variable accumulation
       unit value.....................    $      22.74      $      15.09       $     14.14
                                          ============      ============       ===========
     Group 4 variable accumulation
       unit value.....................    $      21.70      $      15.19       $     14.98
                                          ============      ============       ===========


Identified Cost of Investment.........    $116,732,180      $122,878,535       $56,137,922
                                          ============      ============       ===========




Not all divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
       INTERNATIONAL       LARGE CAP          MID CAP          MODERATE           GROWTH            S&P 500            U.S.
         EQUITY--          GROWTH--           CORE--         ALLOCATION--      ALLOCATION--         INDEX--         SMALL CAP--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $52,918,395       $32,610,990       $72,750,706       $24,138,103       $38,091,214      $227,036,524       $17,632,882
                 --                --                --                --                --                --                --

            (12,093)          (22,953)           (1,845)           (1,622)            6,967           (18,940)              580



                489               318               557               205               295             2,606               125
                 53                20                50                23                32               294                 9
        -----------       -----------       -----------       -----------       -----------      ------------       -----------
        $52,905,760       $32,587,699       $72,748,254       $24,136,253       $38,097,854      $227,014,684       $17,633,328
        ===========       ===========       ===========       ===========       ===========      ============       ===========



        $19,463,352       $ 7,356,333       $18,174,276       $ 8,234,619       $11,735,158      $107,181,433       $ 3,334,413
         12,492,456        14,344,914        18,672,064         5,092,518         7,486,466        61,536,016         5,098,410
                 --         1,148,816                --                --                --        17,145,798                --
         20,949,952         9,737,636        35,901,914        10,809,116        18,876,230        41,151,437         9,200,505
        -----------       -----------       -----------       -----------       -----------      ------------       -----------
        $52,905,760       $32,587,699       $72,748,254       $24,136,253       $38,097,854      $227,014,684       $17,633,328
        ===========       ===========       ===========       ===========       ===========      ============       ===========
        $     24.99       $      8.74       $     17.37       $     12.14       $     11.73      $      33.31       $     12.99
        ===========       ===========       ===========       ===========       ===========      ============       ===========
        $     15.56       $     12.00       $     17.82       $     12.12       $     11.64      $      11.07       $     13.02
        ===========       ===========       ===========       ===========       ===========      ============       ===========
        $        --       $     12.28       $        --       $        --       $        --      $      12.90       $        --
        ===========       ===========       ===========       ===========       ===========      ============       ===========
        $     19.44       $     13.91       $     19.44       $     12.51       $     11.99      $      14.05       $     13.09
        ===========       ===========       ===========       ===========       ===========      ============       ===========


        $60,955,596       $25,600,539       $62,640,880       $22,258,719       $36,137,273      $201,997,958       $13,639,457
        ===========       ===========       ===========       ===========       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                               ALGER                               ALLIANCEBERNSTEIN
                                              CAPITAL               ALGER              VPS SMALL/
                                           APPRECIATION           SMALL CAP          MID CAP VALUE
                                            PORTFOLIO--      GROWTH PORTFOLIO--       PORTFOLIO--
                                         CLASS I-2 SHARES     CLASS I-2 SHARES       CLASS A SHARES
                                         -----------------------------------------------------------

ASSETS:
  Investment at net asset value.......      $1,282,300           $39,397,588           $4,720,738
  Dividends due and accrued...........              --                    --                   --
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation......................              --                (3,314)                 (92)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              --                   475                   35
     Administrative charges...........              --                    45                    3
                                            ----------           -----------           ----------
       Total net assets...............      $1,282,300           $39,393,754           $4,720,608
                                            ==========           ===========           ==========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................      $       --           $16,454,374           $  958,824
     Group 2 Policies.................              --            14,718,712            1,369,556
     Group 3 Policies.................       1,282,300               833,288                   --
     Group 4 Policies.................              --             7,387,380            2,392,228
                                            ----------           -----------           ----------
       Total net assets...............      $1,282,300           $39,393,754           $4,720,608
                                            ==========           ===========           ==========
     Group 1 variable accumulation
       unit value.....................      $       --           $     16.26           $    11.01
                                            ==========           ===========           ==========
     Group 2 variable accumulation
       unit value.....................      $       --           $     12.43           $    11.00
                                            ==========           ===========           ==========
     Group 3 variable accumulation
       unit value.....................      $    22.22           $     20.20           $       --
                                            ==========           ===========           ==========
     Group 4 variable accumulation
       unit value.....................      $       --           $     21.97           $    11.53
                                            ==========           ===========           ==========


Identified Cost of Investment.........      $1,038,658           $25,623,922           $3,709,621
                                            ==========           ===========           ==========




Not all divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









         AMERICAN
       CENTURY(R) VP        AMERICAN          AMERICAN         CALVERT VP        DREYFUS IP        DREYFUS VIF       DWS DREMAN
         INFLATION       CENTURY(R) VP      CENTURY(R) VP          SRI           TECHNOLOGY       OPPORTUNISTIC     SMALL MID CAP
       PROTECTION--     INTERNATIONAL--        VALUE--          BALANCED          GROWTH--         SMALL CAP--       VALUE VIP--
         CLASS II           CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES    CLASS A SHARES
      ---------------------------------------------------------------------------------------------------------------------------


         $181,733          $1,830,298        $1,161,619        $4,137,798        $15,181,599       $1,711,352        $1,497,303
               --                  --                --                --                 --               --                --

               --             (16,681)               --               546              9,644               --            (2,367)



               --                  --                --                45                 94               --                12
               --                  --                --                 4                  7               --                 1
         --------          ----------        ----------        ----------        -----------       ----------        ----------
         $181,733          $1,813,617        $1,161,619        $4,138,295        $15,191,142       $1,711,352        $1,494,923
         ========          ==========        ==========        ==========        ===========       ==========        ==========



         $     --          $       --        $       --        $1,301,497        $ 2,542,392       $       --        $  507,755
               --                  --                --         1,754,872          3,788,481               --           280,089
          181,733           1,813,617         1,161,619                --            506,940        1,711,352                --
               --                  --                --         1,081,926          8,353,329               --           707,079
         --------          ----------        ----------        ----------        -----------       ----------        ----------
         $181,733          $1,813,617        $1,161,619        $4,138,295        $15,191,142       $1,711,352        $1,494,923
         ========          ==========        ==========        ==========        ===========       ==========        ==========
         $     --          $       --        $       --        $    16.48        $     12.62       $       --        $    10.83
         ========          ==========        ==========        ==========        ===========       ==========        ==========
         $     --          $       --        $       --        $    11.82        $     13.26       $       --        $    11.03
         ========          ==========        ==========        ==========        ===========       ==========        ==========
         $  13.39          $    19.05        $    16.87        $       --        $     17.31       $    14.30        $       --
         ========          ==========        ==========        ==========        ===========       ==========        ==========
         $     --          $       --        $       --        $    13.70        $     17.42       $       --        $    11.03
         ========          ==========        ==========        ==========        ===========       ==========        ==========


         $175,719          $1,823,170        $1,061,378        $4,272,337        $10,965,390       $1,692,261        $1,262,750
         ========          ==========        ==========        ==========        ===========       ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                                              FIDELITY(R)
                                           FIDELITY(R)            VIP           FIDELITY(R)
                                               VIP              EQUITY-             VIP
                                         CONTRAFUND(R)--       INCOME--          GROWTH--
                                          INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
                                         ---------------------------------------------------

ASSETS:
  Investment at net asset value.......     $176,662,162       $57,398,521       $3,486,319
  Dividends due and accrued...........               --                --               --
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation......................          (42,644)          (14,704)              --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            1,867               591               --
     Administrative charges...........              195                65               --
                                           ------------       -----------       ----------
       Total net assets...............     $176,617,456       $57,383,161       $3,486,319
                                           ============       ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $ 71,172,687       $23,669,686       $       --
     Group 2 Policies.................       50,864,136        14,758,413               --
     Group 3 Policies.................       12,490,592         3,147,331        3,486,319
     Group 4 Policies.................       42,090,041        15,807,731               --
                                           ------------       -----------       ----------
       Total net assets...............     $176,617,456       $57,383,161       $3,486,319
                                           ============       ===========       ==========
     Group 1 variable accumulation
       unit value.....................     $      29.25       $     19.78       $       --
                                           ============       ===========       ==========
     Group 2 variable accumulation
       unit value.....................     $      17.35       $     13.84       $       --
                                           ============       ===========       ==========
     Group 3 variable accumulation
       unit value.....................     $      18.62       $     13.84       $    11.31
                                           ============       ===========       ==========
     Group 4 variable accumulation
       unit value.....................     $      18.61       $     13.73       $       --
                                           ============       ===========       ==========


Identified Cost of Investment.........     $187,640,677       $66,347,490       $3,498,650
                                           ============       ===========       ==========




Not all divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









                          FIDELITY(R)                                                              JANUS ASPEN       JANUS ASPEN
        FIDELITY(R)           VIP           FIDELITY(R)       FIDELITY(R)       INVESCO V.I.        BALANCED         ENTERPRISE
            VIP           INVESTMENT            VIP               VIP          INTERNATIONAL       PORTFOLIO--       PORTFOLIO--
        INDEX 500--      GRADE BOND--        MID CAP--        OVERSEAS--       GROWTH FUND--      INSTITUTIONAL     INSTITUTIONAL
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERIES I SHARES        SHARES            SHARES
      ---------------------------------------------------------------------------------------------------------------------------


        $8,749,520         $960,152         $5,008,454        $6,346,085         $3,338,821       $118,485,106        $841,309
                --               --                 --                --                 --                 --              --

                --               --                 --                --               (951)           (15,600)             --



                --               --                 --                --                 24              1,456              --
                --               --                 --                --                  2                114              --
        ----------         --------         ----------        ----------         ----------       ------------        --------
        $8,749,520         $960,152         $5,008,454        $6,346,085         $3,337,844       $118,467,936        $841,309
        ==========         ========         ==========        ==========         ==========       ============        ========



        $       --         $     --         $       --        $       --         $  767,720       $ 41,537,704        $     --
                --               --                 --                --            817,340         56,580,532              --
         8,749,520          960,152          5,008,454         6,346,085                 --          1,711,124         841,309
                --               --                 --                --          1,752,784         18,638,576              --
        ----------         --------         ----------        ----------         ----------       ------------        --------
        $8,749,520         $960,152         $5,008,454        $6,346,085         $3,337,844       $118,467,936        $841,309
        ==========         ========         ==========        ==========         ==========       ============        ========
        $       --         $     --         $       --        $       --         $     9.18       $      31.30        $     --
        ==========         ========         ==========        ==========         ==========       ============        ========
        $       --         $     --         $       --        $       --         $     9.43       $      17.92        $     --
        ==========         ========         ==========        ==========         ==========       ============        ========
        $    12.65         $  15.01         $    27.13        $    17.02         $       --       $      17.64        $  20.07
        ==========         ========         ==========        ==========         ==========       ============        ========
        $       --         $     --         $       --        $       --         $     9.63       $      17.78        $     --
        ==========         ========         ==========        ==========         ==========       ============        ========


        $7,869,100         $927,516         $4,383,204        $6,837,588         $2,764,503       $101,096,399        $581,048
        ==========         ========         ==========        ==========         ==========       ============        ========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                           JANUS ASPEN         MFS(R)            MFS(R)
                                            WORLDWIDE         INVESTORS            NEW
                                           PORTFOLIO--          TRUST           DISCOVERY
                                          INSTITUTIONAL       SERIES--          SERIES--
                                             SHARES         INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment at net asset value.......     $90,067,189        $138,038         $2,270,471
  Dividends due and accrued...........              --              --                 --
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation......................         (11,144)             --                 --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           1,197              --                 --
     Administrative charges...........             107              --                 --
                                           -----------        --------         ----------
       Total net assets...............     $90,054,741        $138,038         $2,270,471
                                           ===========        ========         ==========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $39,188,977        $     --         $       --
     Group 2 Policies.................      40,351,062              --                 --
     Group 3 Policies.................       1,621,598         138,038          2,270,471
     Group 4 Policies.................       8,893,104              --                 --
                                           -----------        --------         ----------
       Total net assets...............     $90,054,741        $138,038         $2,270,471
                                           ===========        ========         ==========
     Group 1 variable accumulation
       unit value.....................     $     18.51        $     --         $       --
                                           ===========        ========         ==========
     Group 2 variable accumulation
       unit value.....................     $     10.23        $     --         $       --
                                           ===========        ========         ==========
     Group 3 variable accumulation
       unit value.....................     $     12.01        $  13.52         $    18.50
                                           ===========        ========         ==========
     Group 4 variable accumulation
       unit value.....................     $     12.88        $     --         $       --
                                           ===========        ========         ==========


Identified Cost of Investment.........     $79,309,674        $132,914         $1,604,121
                                           ===========        ========         ==========




Not all divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








                                             NEUBERGER
                                            BERMAN AMT           PIMCO
          MFS(R)            MFS(R)            MID-CAP           GLOBAL             PIMCO             PIMCO             PIMCO
         RESEARCH          UTILITIES          GROWTH            BOND--        LOW DURATION--     REAL RETURN--    TOTAL RETURN--
         SERIES--          SERIES--         PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
       INITIAL CLASS     INITIAL CLASS    CLASS I SHARES     CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES
      --------------------------------------------------------------------------------------------------------------------------


         $147,692         $10,082,416        $539,736          $287,231          $326,502         $3,077,892        $2,096,365
               --                  --              --               677               605              3,028             5,111

               --             (14,968)             --                --                --             13,183                --




               --                  64              --                --                --                 21                --
               --                   7              --                --                --                  2                --
         --------         -----------        --------          --------          --------         ----------        ----------
         $147,692         $10,067,377        $539,736          $287,908          $327,107         $3,094,080        $2,101,476
         ========         ===========        ========          ========          ========         ==========        ==========



         $     --         $ 2,527,881        $     --          $     --          $     --         $  693,552        $       --
               --           1,679,761              --                --                --            729,933                --
          147,692           1,516,765         539,736           287,908           327,107            635,530         2,101,476
               --           4,342,970              --                --                --          1,035,065                --
         --------         -----------        --------          --------          --------         ----------        ----------
         $147,692         $10,067,377        $539,736          $287,908          $327,107         $3,094,080        $2,101,476
         ========         ===========        ========          ========          ========         ==========        ==========
         $     --         $      9.30        $     --          $     --          $     --         $    10.35        $       --
         ========         ===========        ========          ========          ========         ==========        ==========
         $     --         $      9.35        $     --          $     --          $     --         $    10.37        $       --
         ========         ===========        ========          ========          ========         ==========        ==========
         $  12.06         $     31.07        $  18.64          $  14.93          $  11.91         $    13.05        $    14.50
         ========         ===========        ========          ========          ========         ==========        ==========
         $     --         $      9.54        $     --          $     --          $     --         $    10.40        $       --
         ========         ===========        ========          ========          ========         ==========        ==========


         $131,925         $ 8,273,914        $393,296          $277,480          $322,547         $3,161,486        $2,380,358
         ========         ===========        ========          ========          ========         ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                                                                     T. ROWE
                                               ROYCE               ROYCE              PRICE
                                             MICRO-CAP           SMALL-CAP           EQUITY
                                            PORTFOLIO--         PORTFOLIO--          INCOME
                                         INVESTMENT CLASS    INVESTMENT CLASS       PORTFOLIO
                                         ------------------------------------------------------

ASSETS:
  Investment at net asset value.......      $15,260,597         $11,382,175        $61,059,646
  Dividends due and accrued...........               --                  --                 --
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation......................           (4,590)              5,674            (13,510)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              104                  90                525
Administrative charges................               10                   9                 42
                                            -----------         -----------        -----------
       Total net assets...............      $15,255,893         $11,387,750        $61,045,569
                                            ===========         ===========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................      $ 3,578,910         $ 3,162,742        $15,299,487
     Group 2 Policies.................        3,313,687           2,703,694         19,939,282
     Group 3 Policies.................               --                  --          4,390,890
     Group 4 Policies.................        8,363,296           5,521,314         21,415,910
                                            -----------         -----------        -----------
       Total net assets...............      $15,255,893         $11,387,750        $61,045,569
                                            ===========         ===========        ===========
     Group 1 variable accumulation
       unit value.....................      $     14.58         $     13.08        $     15.38
                                            ===========         ===========        ===========
     Group 2 variable accumulation
       unit value.....................      $     14.65         $     13.11        $     15.76
                                            ===========         ===========        ===========
     Group 3 variable accumulation
       unit value.....................      $        --         $        --        $     14.70
                                            ===========         ===========        ===========
     Group 4 variable accumulation
       unit value.....................      $     14.97         $     13.61        $     14.79
                                            ===========         ===========        ===========


Identified Cost of Investment.........      $12,400,652         $ 9,175,431        $64,944,665
                                            ===========         ===========        ===========




Not all divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









          T. ROWE
           PRICE         UIF EMERGING      UIF EMERGING            UIF            VAN ECK VIP       VAN ECK VIP
         LIMITED-        MARKETS DEBT     MARKETS EQUITY    U.S. REAL ESTATE        GLOBAL         MULTI-MANAGER
         TERM BOND        PORTFOLIO--       PORTFOLIO--        PORTFOLIO--       HARD ASSETS--    ALTERNATIVES--
         PORTFOLIO          CLASS I           CLASS I            CLASS I         INITIAL CLASS     INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------


         $790,089          $831,168         $67,372,125        $6,552,057         $51,962,258       $1,234,073
            2,022                --                  --                --                  --               --

               --                --             (27,522)           (2,949)            (11,231)              --



               --                --                 658                44                 377               --
               --                --                  63                 5                  39               --
         --------          --------         -----------        ----------         -----------       ----------
         $792,111          $831,168         $67,343,882        $6,549,059         $51,950,611       $1,234,073
         ========          ========         ===========        ==========         ===========       ==========



         $     --          $     --         $22,966,791        $1,800,332         $14,175,017       $       --
               --                --          20,587,965         1,025,888          10,618,851               --
          792,111           831,168           1,879,196         1,474,788           3,129,731        1,234,073
               --                --          21,909,930         2,248,051          24,027,012               --
         --------          --------         -----------        ----------         -----------       ----------
         $792,111          $831,168         $67,343,882        $6,549,059         $51,950,611       $1,234,073
         ========          ========         ===========        ==========         ===========       ==========
         $     --          $     --         $     29.15        $     9.16         $     21.87       $       --
         ========          ========         ===========        ==========         ===========       ==========
         $     --          $     --         $     30.35        $     9.21         $     21.28       $       --
         ========          ========         ===========        ==========         ===========       ==========
         $  13.48          $  19.39         $     33.64        $    22.73         $     42.46       $    11.16
         ========          ========         ===========        ==========         ===========       ==========
         $     --          $     --         $     34.56        $     9.61         $     22.54       $       --
         ========          ========         ===========        ==========         ===========       ==========


         $781,262          $820,500         $65,369,456        $5,964,096         $42,104,077       $1,194,518
         ========          ========         ===========        ==========         ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2010






                                                                                            MAINSTAY VP     MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP       COMMON       CONSERVATIVE
                                            BALANCED--        BOND--           CASH           STOCK--      ALLOCATION--
                                           INITIAL CLASS   INITIAL CLASS    MANAGEMENT     INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $  129,995      $ 1,205,855    $     11,252    $  1,198,694     $   190,594
  Mortality and expense risk charges....       (49,240)        (195,549)       (262,674)       (420,615)        (39,238)
  Administrative charges................        (2,713)         (15,731)        (16,334)        (44,063)         (2,979)
                                            ----------      -----------    ------------    ------------     -----------
       Net investment income (loss).....        78,042          994,575        (267,756)        734,016         148,377
                                            ----------      -----------    ------------    ------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       831,783        5,290,976      30,713,535       9,561,517       2,083,149
  Cost of investments sold..............      (874,769)      (4,905,900)    (30,713,586)    (15,184,630)     (1,989,163)
                                            ----------      -----------    ------------    ------------     -----------
       Net realized gain (loss) on
          investments...................       (42,986)         385,076             (51)     (5,623,113)         93,986
  Realized gain distribution received...            --          501,226              --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......     1,068,250          757,721          (6,380)     13,333,018         588,065
                                            ----------      -----------    ------------    ------------     -----------
       Net gain (loss) on investments...     1,025,264        1,644,023          (6,431)      7,709,905         682,051
                                            ----------      -----------    ------------    ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $1,103,306      $ 2,638,598    $   (274,187)   $  8,443,921     $   830,428
                                            ==========      ===========    ============    ============     ===========










                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                              INCOME       INTERNATIONAL     LARGE CAP        MID CAP        MODERATE
                                             BUILDER--       EQUITY--        GROWTH--         CORE--       ALLOCATION--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $ 1,547,876     $ 1,653,854     $        --     $   237,201     $   457,663
  Mortality and expense risk charges....       (280,209)       (282,747)       (147,367)       (356,325)       (113,395)
  Administrative charges................        (32,907)        (19,379)         (6,624)        (16,919)         (7,273)
                                            -----------     -----------     -----------     -----------     -----------
       Net investment income (loss).....      1,234,760       1,351,728        (153,991)       (136,043)        336,995
                                            -----------     -----------     -----------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,222,104       6,179,861       3,419,637       6,855,613       3,006,540
  Cost of investments sold..............     (7,728,945)     (7,116,501)     (2,848,012)     (9,449,617)     (3,362,318)
                                            -----------     -----------     -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................     (2,506,841)       (936,640)        571,625      (2,594,004)       (355,778)
  Realized gain distribution received...             --              --              --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......      7,872,316       1,618,947       3,960,728      16,503,053       2,482,889
                                            -----------     -----------     -----------     -----------     -----------
       Net gain (loss) on investments...      5,365,475         682,307       4,532,353      13,909,049       2,127,111
                                            -----------     -----------     -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 6,600,235     $ 2,034,035     $ 4,378,362     $13,773,006     $ 2,464,106
                                            ===========     ===========     ===========     ===========     ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








                                                                                        MAINSTAY VP
                        MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP     HIGH YIELD      MAINSTAY VP
        MAINSTAY VP      FLOATING       MAINSTAY VP       GROWTH          GROWTH         CORPORATE      ICAP SELECT
       CONVERTIBLE--      RATE--       GOVERNMENT--    ALLOCATION--      EQUITY--         BOND--         EQUITY--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


        $ 1,170,209    $    497,292     $   756,592     $   313,787    $    845,025    $  6,929,340    $    983,843
           (212,506)        (57,344)       (123,813)       (147,671)       (921,876)       (623,936)       (629,492)
            (11,185)         (2,983)         (9,707)         (7,790)       (112,686)        (49,206)        (48,396)
        -----------    ------------     -----------     -----------    ------------    ------------    ------------
            946,518         436,965         623,072         158,326        (189,537)      6,256,198         305,955
        -----------    ------------     -----------     -----------    ------------    ------------    ------------


          4,252,788       2,319,042       4,092,814       2,219,294      15,195,444      11,869,881      11,576,534
         (3,885,411)     (2,447,654)     (3,777,654)     (2,786,546)    (15,562,838)    (11,116,869)    (14,649,587)
        -----------    ------------     -----------     -----------    ------------    ------------    ------------


            367,377        (128,612)        315,160        (567,252)       (367,394)        753,012      (3,073,053)
                 --              --         362,105              --              --              --              --

          5,284,256         586,415        (202,918)      4,181,295      18,431,100       6,315,316      21,717,147
        -----------    ------------     -----------     -----------    ------------    ------------    ------------
          5,651,633         457,803         474,347       3,614,043      18,063,706       7,068,328      18,644,094
        -----------    ------------     -----------     -----------    ------------    ------------    ------------



        $ 6,598,151    $    894,768     $ 1,097,419     $ 3,772,369    $ 17,874,169    $ 13,324,526    $ 18,950,049
        ===========    ============     ===========     ===========    ============    ============    ============


                                                           ALGER           ALGER       ALLIANCEBERN-
        MAINSTAY VP                                       CAPITAL        SMALL CAP         STEIN         AMERICAN
         MODERATE       MAINSTAY VP     MAINSTAY VP    APPRECIATION       GROWTH        VPS SMALL/     CENTURY(R) VP
          GROWTH          S&P 500          U.S.         PORTFOLIO--     PORTFOLIO--    MID CAP VALUE     INFLATION
       ALLOCATION--       INDEX--       SMALL CAP--      CLASS I-2       CLASS I-2      PORTFOLIO--    PROTECTION--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      SHARES          SHARES      CLASS A SHARES     CLASS II
      --------------------------------------------------------------------------------------------------------------


        $   527,275    $  3,802,490     $     8,295     $     4,329    $         --    $     17,527    $      2,702
           (185,392)     (1,092,651)        (81,972)             --        (193,265)        (19,651)             --
            (10,331)       (101,617)         (2,720)             --         (15,085)           (727)             --
        -----------    ------------     -----------     -----------    ------------    ------------    ------------
            331,552       2,608,222         (76,397)          4,329        (208,350)         (2,851)          2,702
        -----------    ------------     -----------     -----------    ------------    ------------    ------------


          2,510,058      20,999,430       1,956,943          72,665       4,641,606       1,165,739          65,602
         (2,881,987)    (20,547,506)     (1,737,043)        (82,711)     (2,586,450)       (870,342)        (63,437)
        -----------    ------------     -----------     -----------    ------------    ------------    ------------

           (371,929)        451,924         219,900         (10,046)      2,055,156         295,397           2,165
                 --              --              --              --              --              --              --



          4,507,415      25,365,776       3,340,341         165,851       6,123,878         473,174           2,083
        -----------    ------------     -----------     -----------    ------------    ------------    ------------
          4,135,486      25,817,700       3,560,241         155,805       8,179,034         768,571           4,248
        -----------    ------------     -----------     -----------    ------------    ------------    ------------

        $ 4,467,038    $ 28,425,922     $ 3,483,844     $   160,134    $  7,970,684    $    765,720    $      6,950
        ===========    ============     ===========     ===========    ============    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010



                                             AMERICAN
                                           CENTURY(R) VP     AMERICAN       CALVERT VP      DREYFUS IP      DREYFUS VIF
                                             INTERNA-      CENTURY(R) VP        SRI         TECHNOLOGY     OPPORTUNISTIC
                                             TIONAL--         VALUE--        BALANCED        GROWTH--       SMALL CAP--
                                             CLASS II        CLASS II        PORTFOLIO    INITIAL SHARES  INITIAL SHARES
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  33,338       $  21,568       $  56,545      $        --      $  10,033
  Mortality and expense risk charges....            --              --         (20,707)         (58,173)            --
  Administrative charges................            --              --          (1,218)          (2,059)            --
                                             ---------       ---------       ---------      -----------      ---------
       Net investment income (loss).....        33,338          21,568          34,620          (60,232)        10,033
                                             ---------       ---------       ---------      -----------      ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       242,460         184,618         402,240        1,806,823         96,675
  Cost of investments sold..............      (316,626)       (275,431)       (424,027)      (1,505,743)      (165,723)
                                             ---------       ---------       ---------      -----------      ---------
       Net realized gain (loss) on
          investments...................       (74,166)        (90,813)        (21,787)         301,080        (69,048)
  Realized gain distribution received...            --              --              --               --             --
  Change in unrealized appreciation
     (depreciation) on investments......       239,393         210,123         415,295        2,859,701        464,498
                                             ---------       ---------       ---------      -----------      ---------
       Net gain (loss) on investments...       165,227         119,310         393,508        3,160,781        395,450
                                             ---------       ---------       ---------      -----------      ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ 198,565       $ 140,878       $ 428,128      $ 3,100,549      $ 405,483
                                             =========       =========       =========      ===========      =========







                                                           INVESCO V.I.     JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                            FIDELITY(R)    INTERNATIONAL     BALANCED       ENTERPRISE       WORLDWIDE
                                                VIP        GROWTH FUND--    PORTFOLIO--     PORTFOLIO--     PORTFOLIO--
                                            OVERSEAS--       SERIES I      INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                           INITIAL CLASS      SHARES          SHARES          SHARES          SHARES
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  81,999       $  66,540     $  3,285,635      $     495     $    524,026
  Mortality and expense risk charges....            --         (15,168)        (618,677)            --         (457,391)
  Administrative charges................            --            (649)         (41,028)            --          (37,731)
                                             ---------       ---------     ------------      ---------     ------------
       Net investment income (loss).....        81,999          50,723        2,625,930            495           28,904
                                             ---------       ---------     ------------      ---------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       158,773         528,932       12,166,225        234,180        9,696,368
  Cost of investments sold..............      (188,240)       (530,735)     (10,355,606)      (232,088)     (13,371,429)
                                             ---------       ---------     ------------      ---------     ------------
       Net realized gain (loss) on
          investments...................       (29,467)         (1,803)       1,810,619          2,092       (3,675,061)
  Realized gain distribution received...        11,182              --               --             --               --
  Change in unrealized appreciation
     (depreciation) on investments......       711,122         297,521        4,310,089        170,971       15,727,237
                                             ---------       ---------     ------------      ---------     ------------
       Net gain (loss) on investments...       692,837         295,718        6,120,708        173,063       12,052,176
                                             ---------       ---------     ------------      ---------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ 774,836       $ 346,441     $  8,746,638      $ 173,558     $ 12,081,080
                                             =========       =========     ============      =========     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









                                           FIDELITY(R)                                      FIDELITY(R)
        DWS DREMAN                             VIP          FIDELITY(R)     FIDELITY(R)         VIP         FIDELITY(R)
       SMALL MID CAP   FIDELITY(R) VIP       EQUITY-            VIP             VIP         INVESTMENT          VIP
        VALUE VIP--    CONTRAFUND(R)--      INCOME--         GROWTH--       INDEX 500--    GRADE BOND--      MID CAP--
      CLASS A SHARES    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


         $  19,764      $  2,012,518       $   976,842       $   8,611      $  157,593       $  34,113      $   16,469
            (6,950)         (836,084)         (276,454)             --              --              --              --
              (384)          (67,460)          (22,210)             --              --              --              --
         ---------      ------------       -----------       ---------      ----------       ---------      ----------
            12,430         1,108,974           678,178           8,611         157,593          34,113          16,469
         ---------      ------------       -----------       ---------      ----------       ---------      ----------



           768,126        17,074,313         5,517,873         104,374         162,198         248,781         184,701
          (606,024)      (17,478,399)       (6,763,800)       (124,820)       (207,681)       (241,835)       (224,606)
         ---------      ------------       -----------       ---------      ----------       ---------      ----------

           162,102          (404,086)       (1,245,927)        (20,446)        (45,483)          6,946         (39,905)
                --            73,224                --          10,350         131,433          10,383          13,407



            58,354        24,487,153         7,853,334         682,485         908,653          20,446       1,109,410
         ---------      ------------       -----------       ---------      ----------       ---------      ----------
           220,456        24,156,291         6,607,407         672,389         994,603          37,775       1,082,912
         ---------      ------------       -----------       ---------      ----------       ---------      ----------


         $ 232,886      $ 25,265,265       $ 7,285,585       $ 681,000      $1,152,196       $  71,888      $1,099,381
         =========      ============       ===========       =========      ==========       =========      ==========






                                                                             NEUBERGER
          MFS(R)           MFS(R)                                           BERMAN AMT         PIMCO
         INVESTORS           NEW             MFS(R)           MFS(R)          MID-CAP         GLOBAL         PIMCO LOW
           TRUST          DISCOVERY         RESEARCH         UTILITIES        GROWTH          BOND--        DURATION--
         SERIES--         SERIES--          SERIES--         SERIES--       PORTFOLIO--   ADMINISTRATIVE  ADMINISTRATIVE
       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS  CLASS I SHARES   CLASS SHARES    CLASS SHARES
      ------------------------------------------------------------------------------------------------------------------


         $  1,530         $      --         $  1,233        $  242,669       $     --        $  6,828        $  6,228
               --                --               --           (36,409)            --              --              --
               --                --               --            (1,966)            --              --              --
         --------         ---------         --------        ----------       --------        --------        --------
            1,530                --            1,233           204,294             --           6,828           6,228
         --------         ---------         --------        ----------       --------        --------        --------



           14,434           207,097           28,217           825,107         25,229         102,039         102,414
          (17,837)         (244,568)         (32,671)         (937,496)       (26,170)        (98,545)        (99,480)
         --------         ---------         --------        ----------       --------        --------        --------

           (3,403)          (37,471)          (4,454)         (112,389)          (941)          3,494           2,934
               --                --               --                --             --           6,774           1,062




           14,788           614,690           23,709         1,056,889        121,335          10,772          11,166
         --------         ---------         --------        ----------       --------        --------        --------
           11,385           577,219           19,255           944,500        120,394          21,040          15,162
         --------         ---------         --------        ----------       --------        --------        --------


         $ 12,915         $ 577,219         $ 20,488        $1,148,794       $120,394        $ 27,868        $ 21,390
         ========         =========         ========        ==========       ========        ========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010



                                               PIMCO           PIMCO           ROYCE           ROYCE          T. ROWE
                                               REAL            TOTAL         MICRO-CAP       SMALL-CAP         PRICE
                                             RETURN--        RETURN--       PORTFOLIO--     PORTFOLIO--       EQUITY
                                          ADMINISTRATIVE  ADMINISTRATIVE    INVESTMENT      INVESTMENT        INCOME
                                           CLASS SHARES    CLASS SHARES        CLASS           CLASS         PORTFOLIO
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  19,371       $  51,536      $   246,284     $    12,365     $ 1,079,130
  Mortality and expense risk charges....        (4,834)             --          (66,111)        (52,964)       (280,607)
  Administrative charges................          (256)             --           (2,841)         (2,640)        (14,463)
                                             ---------       ---------      -----------     -----------     -----------
       Net investment income (loss).....        14,281          51,536          177,332         (43,239)        784,060
                                             ---------       ---------      -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       405,801         481,764        1,242,170       1,065,114       5,414,920
  Cost of investments sold..............      (423,518)       (482,954)      (1,765,300)     (1,232,628)     (6,150,794)
                                             ---------       ---------      -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................       (17,717)         (1,190)        (523,130)       (167,514)       (735,874)
  Realized gain distribution received...        26,218          66,789               --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......        35,767          42,875        3,716,957       2,003,176       7,696,299
                                             ---------       ---------      -----------     -----------     -----------
       Net gain (loss) on investments...        44,268         108,474        3,193,827       1,835,662       6,960,425
                                             ---------       ---------      -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $  58,549       $ 160,010      $ 3,371,159     $ 1,792,423     $ 7,744,485
                                             =========       =========      ===========     ===========     ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








          T. ROWE
           PRICE        UIF EMERGING      UIF EMERGING       UIF U.S.       VAN ECK VIP     VAN ECK VIP
         LIMITED-       MARKETS DEBT     MARKETS EQUITY     REAL ESTATE       GLOBAL       MULTI-MANAGER
         TERM BOND       PORTFOLIO--       PORTFOLIO--      PORTFOLIO--    HARD ASSETS--  ALTERNATIVES--
         PORTFOLIO         CLASS I           CLASS I          CLASS I      INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------


         $  22,547        $  33,315        $   371,120      $    91,495     $   145,747      $     --
                --               --           (320,776)         (21,577)       (215,427)           --
                --               --            (20,931)          (1,131)        (11,780)           --
         ---------        ---------        -----------      -----------     -----------      --------
            22,547           33,315             29,413           68,787         (81,460)           --
         ---------        ---------        -----------      -----------     -----------      --------



           138,603          116,115          6,921,279        2,606,457       5,415,920        66,737
          (134,699)        (122,750)        (6,374,862)      (2,196,693)     (5,876,987)      (70,638)
         ---------        ---------        -----------      -----------     -----------      --------

             3,904           (6,635)           546,417          409,764        (461,067)       (3,901)
                --               --                 --               --              --            --

            (3,196)          47,391          9,894,400          778,030      11,993,250        61,481
         ---------        ---------        -----------      -----------     -----------      --------
               708           40,756         10,440,817        1,187,794      11,532,183        57,580
         ---------        ---------        -----------      -----------     -----------      --------


         $  23,255        $  74,071        $10,470,230      $ 1,256,581     $11,450,723      $ 57,580
         =========        =========        ===========      ===========     ===========      ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2010
and December 31, 2009







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   78,042        $  205,375        $   994,575       $ 1,404,865
     Net realized gain (loss) on investments................        (42,986)         (313,622)           385,076           100,909
     Realized gain distribution received....................             --                --            501,226           130,194
     Change in unrealized appreciation (depreciation) on
       investments..........................................      1,068,250         1,707,842            757,721           718,465
                                                                 ----------        ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      1,103,306         1,599,595          2,638,598         2,354,433
                                                                 ----------        ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      1,085,114         1,175,214          3,617,064         3,783,807
     Cost of insurance......................................       (620,302)         (635,091)        (2,437,963)       (2,407,372)
     Policyowners' surrenders...............................       (284,116)         (352,692)        (2,211,999)       (1,667,958)
     Net transfers from (to) Fixed Account..................       (142,783)          (25,604)          (553,223)         (732,625)
     Transfers between Investment Divisions.................        (77,032)         (415,237)         2,251,241         2,058,148
     Policyowners' death benefits...........................        (20,803)          (20,507)           (99,532)         (139,156)
                                                                 ----------        ----------        -----------       -----------
       Net contributions and (withdrawals)..................        (59,922)         (273,917)           565,588           894,844
                                                                 ----------        ----------        -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (86)             (206)              (259)             (457)
                                                                 ----------        ----------        -----------       -----------
          Increase (decrease) in net assets.................      1,043,298         1,325,472          3,203,927         3,248,820
NET ASSETS:
     Beginning of year......................................      8,555,013         7,229,541         35,482,820        32,234,000
                                                                 ----------        ----------        -----------       -----------
     End of year............................................     $9,598,311        $8,555,013        $38,686,747       $35,482,820
                                                                 ==========        ==========        ===========       ===========







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                        FLOATING RATE--                      GOVERNMENT--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   436,965       $   288,841       $   623,072       $   722,706
     Net realized gain (loss) on investments................        (128,612)         (342,026)          315,160           434,519
     Realized gain distribution received....................              --                --           362,105            22,886
     Change in unrealized appreciation (depreciation) on
       investments..........................................         586,415         2,388,989          (202,918)         (930,145)
                                                                 -----------       -----------       -----------       -----------

       Net increase (decrease) in net assets resulting from
          operations........................................         894,768         2,335,804         1,097,419           249,966
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,501,265         1,616,718         2,512,363         2,835,873
     Cost of insurance......................................        (821,708)         (682,247)       (1,775,941)       (1,975,736)
     Policyowners' surrenders...............................        (730,503)         (592,450)       (1,662,680)       (1,732,231)
     Net transfers from (to) Fixed Account..................        (195,803)          (74,621)         (395,003)         (622,876)
     Transfers between Investment Divisions.................       1,267,997         2,580,022         1,266,381            42,491
     Policyowners' death benefits...........................         (55,103)          (95,675)         (240,767)         (469,349)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................         966,145         2,751,747          (295,647)       (1,921,828)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (77)             (391)              (98)               50
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       1,860,836         5,087,160           801,674        (1,671,812)
NET ASSETS:
     Beginning of year......................................      10,909,699         5,822,539        22,951,516        24,623,328
                                                                 -----------       -----------       -----------       -----------

     End of year............................................     $12,770,535       $10,909,699       $23,753,190       $22,951,516
                                                                 ===========       ===========       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











                                                                          MAINSTAY VP
                                            MAINSTAY VP                   CONSERVATIVE                  MAINSTAY VP
              MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--                 CONVERTIBLE--
            CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



      $   (267,756)  $   (268,996)   $   734,016    $ 1,023,048    $  148,377     $  135,529     $   946,518    $   554,160
               (51)         2,011     (5,623,113)    (6,922,529)       93,986       (134,178)        367,377       (732,306)
                --             --             --             --            --         93,468              --             --

            (6,380)        (1,348)    13,333,018     19,985,894       588,065        969,387       5,284,256     12,480,989
      ------------   ------------    -----------    -----------    ----------     ----------     -----------    -----------


          (274,187)      (268,333)     8,443,921     14,086,413       830,428      1,064,206       6,598,151     12,302,843
      ------------   ------------    -----------    -----------    ----------     ----------     -----------    -----------



         8,241,505      9,513,626      8,611,005      9,527,309       704,225        523,012       3,958,677      4,186,387
        (4,691,348)    (5,222,098)    (5,834,420)    (6,076,719)     (487,704)      (366,604)     (2,717,238)    (2,596,598)
       (10,994,466)   (11,841,738)    (4,826,609)    (4,542,318)     (691,098)      (365,215)     (2,358,077)    (2,629,350)
          (303,602)    (4,115,900)    (2,709,424)    (1,638,812)      (61,336)        26,172      (1,257,679)      (671,394)
        (1,670,213)    (2,562,227)    (2,579,621)    (2,109,445)    1,086,268      1,976,565         714,390      1,921,361
           (75,493)       (97,744)      (432,544)      (156,039)      (82,270)       (16,368)       (135,591)      (126,066)
      ------------   ------------    -----------    -----------    ----------     ----------     -----------    -----------

        (9,493,617)   (14,326,081)    (7,771,613)    (4,996,024)      468,085      1,777,562      (1,795,518)        84,340
      ------------   ------------    -----------    -----------    ----------     ----------     -----------    -----------



                --             (5)        (1,129)        (2,928)          (65)          (213)           (605)        (2,748)
      ------------   ------------    -----------    -----------    ----------     ----------     -----------    -----------
        (9,767,804)   (14,594,419)       671,179      9,087,461     1,298,448      2,841,555       4,802,028     12,384,435



        66,890,183     81,484,602     78,371,716     69,284,255     6,824,278      3,982,723      39,628,109     27,243,674
      ------------   ------------    -----------    -----------    ----------     ----------     -----------    -----------

      $ 57,122,379   $ 66,890,183    $79,042,895    $78,371,716    $8,122,726     $6,824,278     $44,430,137    $39,628,109
      ============   ============    ===========    ===========    ==========     ==========     ===========    ===========






              MAINSTAY VP                                                 MAINSTAY VP
                 GROWTH                     MAINSTAY VP                    HIGH YIELD                   MAINSTAY VP
              ALLOCATION--                GROWTH EQUITY--               CORPORATE BOND--            ICAP SELECT EQUITY--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------





       $   158,326    $   375,563   $   (189,537)  $    (47,254)  $  6,256,198   $  7,076,864   $    305,955   $    917,646
          (567,252)      (764,980)      (367,394)    (2,569,683)       753,012     (1,083,532)    (3,073,053)    (3,440,476)
                --        405,537             --             --             --             --             --             --


         4,181,295      5,401,367     18,431,100     45,905,883      6,315,316     27,085,753     21,717,147     21,873,967
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------


         3,772,369      5,417,487     17,874,169     43,288,946     13,324,526     33,079,085     18,950,049     19,351,137
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         4,842,868      5,212,465     21,517,559     24,036,738     11,578,780     11,843,258     13,871,950     11,806,648
        (1,815,471)    (1,759,279)   (14,900,123)   (15,627,894)    (8,073,215)    (7,768,511)    (7,976,141)    (6,244,494)
        (1,054,565)      (865,300)   (11,053,823)    (9,046,567)    (6,668,810)    (6,164,879)    (6,655,962)    (4,442,566)
          (267,255)       165,768     (4,220,017)    (4,115,432)    (2,484,754)      (531,010)    (3,320,725)    (1,548,212)
           146,509      1,071,927     (3,647,839)    (3,746,121)     2,576,196      6,277,300     (2,779,940)    27,073,509
            (6,966)      (169,769)      (358,828)      (349,258)      (684,212)      (538,995)      (398,263)      (234,979)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
         1,845,120      3,655,812    (12,663,071)    (8,848,534)    (3,756,015)     3,117,163     (7,259,081)    26,409,906
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------


              (198)          (759)          (651)       (13,720)        (1,378)        (8,851)        (2,038)        (3,989)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
         5,617,291      9,072,540      5,210,447     34,426,692      9,567,133     36,187,397     11,688,930     45,757,054

        24,766,955     15,694,415    169,202,006    134,775,314    112,312,753     76,125,356    113,554,720     67,797,666
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

       $30,384,246    $24,766,955   $174,412,453   $169,202,006   $121,879,886   $112,312,753   $125,243,650   $113,554,720
       ===========    ===========   ============   ============   ============   ============   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME BUILDER--                 INTERNATIONAL EQUITY--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

  Operations:
     Net investment income (loss)...........................     $ 1,234,760       $ 1,356,175       $ 1,351,728       $ 3,196,132
     Net realized gain (loss) on investments................      (2,506,841)       (3,514,480)         (936,640)         (814,453)
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       7,872,316        11,635,028         1,618,947         6,142,481
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       6,600,235         9,476,723         2,034,035         8,524,160
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       5,436,131         5,938,123         6,450,293         6,977,349
     Cost of insurance......................................      (4,280,415)       (4,451,766)       (3,232,738)       (3,566,248)
     Policyowners' surrenders...............................      (3,051,490)       (2,800,358)       (2,901,936)       (2,122,059)
     Net transfers from (to) Fixed Account..................      (1,092,783)       (1,247,333)       (1,412,434)       (1,252,660)
     Transfers between Investment Divisions.................        (797,199)       (1,051,674)       (1,712,114)       (1,947,584)
     Policyowners' death benefits...........................        (280,087)         (309,871)         (302,421)         (107,954)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (4,065,843)       (3,922,879)       (3,111,350)       (2,019,156)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (695)           (3,058)             (338)           (1,583)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       2,533,697         5,550,786        (1,077,653)        6,503,421
NET ASSETS:
     Beginning of year......................................      49,628,835        44,078,049        53,983,413        47,479,992
                                                                 -----------       -----------       -----------       -----------
     End of year............................................     $52,162,532       $49,628,835       $52,905,760       $53,983,413
                                                                 ===========       ===========       ===========       ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                           MODERATE                         MODERATE GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

  Operations:
     Net investment income (loss)...........................     $   336,995       $   368,998       $   331,552       $   606,545
     Net realized gain (loss) on investments................        (355,778)         (409,985)         (371,929)         (763,790)
     Realized gain distribution received....................              --           345,847                --           565,414
     Change in unrealized appreciation (depreciation) on
       investments..........................................       2,482,889         3,096,474         4,507,415         6,111,208
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,464,106         3,401,334         4,467,038         6,519,377
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       2,600,723         2,499,288         5,613,190         5,525,397
     Cost of insurance......................................      (1,264,881)       (1,141,677)       (2,410,788)       (2,162,019)
     Policyowners' surrenders...............................      (1,125,628)         (645,063)       (1,604,869)       (1,402,588)
     Net transfers from (to) Fixed Account..................         188,796            45,003          (436,373)         (336,359)
     Transfers between Investment Divisions.................       2,072,569         2,383,278         1,688,448         1,386,388
     Policyowners' death benefits...........................         (16,951)           (1,367)          (59,855)         (206,613)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................       2,454,628         3,139,462         2,789,753         2,804,206
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (173)             (591)             (275)           (1,050)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       4,918,561         6,540,205         7,256,516         9,322,533
NET ASSETS:
     Beginning of year......................................      19,217,692        12,677,487        30,841,338        21,518,805
                                                                 -----------       -----------       -----------       -----------
     End of year............................................     $24,136,253       $19,217,692       $38,097,854       $30,841,338
                                                                 ===========       ===========       ===========       ===========




Not all investment divisions are available under all policies.

(a) For the period November 20, 2009 (Commencement of Investments) through December 31, 2009.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I












              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           LARGE CAP GROWTH--              MID CAP CORE--               MID CAP GROWTH--              MID CAP VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $  (153,991)   $  (120,175)   $  (136,043)   $   (85,991)       $--       $    (81,295)       $--       $    972,039
           571,625       (411,229)    (2,594,004)    (2,309,023)        --        (10,332,536)        --        (13,219,896)
                --             --             --             --         --            529,048         --                 --

         3,960,728      8,171,762     16,503,053     11,424,134         --         17,180,516         --         17,335,806
       -----------    -----------    -----------    -----------        ---       ------------        ---       ------------

         4,378,362      7,640,358     13,773,006      9,029,120         --          7,295,733         --          5,087,949
       -----------    -----------    -----------    -----------        ---       ------------        ---       ------------

         3,751,678      3,921,590      8,665,908      4,739,527         --          4,714,847         --          3,574,003
        (1,883,036)    (1,783,146)    (4,300,079)    (2,020,723)        --         (2,217,846)        --         (1,869,405)
        (1,741,026)    (1,886,820)    (3,717,559)    (1,540,002)        --         (1,227,526)        --         (1,723,574)
          (688,806)      (501,797)    (1,828,323)      (802,187)        --           (573,614)        --           (693,762)
         1,424,293      1,500,906     (1,927,673)    31,370,159         --        (33,750,429)        --        (29,769,823)
          (138,149)       (28,342)      (138,191)       (55,091)        --           (112,457)        --            (74,176)
       -----------    -----------    -----------    -----------        ---       ------------        ---       ------------
           724,954      1,222,391     (3,245,917)    31,691,683         --        (33,167,025)        --        (30,556,737)
       -----------    -----------    -----------    -----------        ---       ------------        ---       ------------


              (123)        (1,533)        (1,045)        (1,213)        --             (1,004)        --               (629)
       -----------    -----------    -----------    -----------        ---       ------------        ---       ------------
         5,103,193      8,861,216     10,526,044     40,719,590         --        (25,872,296)        --        (25,469,417)

        27,484,506     18,623,290     62,222,210     21,502,620         --         25,872,296         --         25,469,417
       -----------    -----------    -----------    -----------        ---       ------------        ---       ------------
       $32,587,699    $27,484,506    $72,748,254    $62,222,210        $--       $         --        $--       $         --
       ===========    ===========    ===========    ===========        ===       ============        ===       ============






                                                                                                       ALGER CAPITAL
              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   APPRECIATION
            S&P 500 INDEX--              SMALL CAP GROWTH--             U.S. SMALL CAP--                PORTFOLIO--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                CLASS I-2 SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010          2009(A)         2010           2009
     -----------------------------------------------------------------------------------------------------------------------



      $  2,608,222   $  4,235,797        $--       $    (33,185)   $   (76,397)   $   (36,296)   $    4,329     $       --
           451,924     (3,890,508)        --         (8,711,496)       219,900          2,175       (10,046)      (120,905)
                --             --         --                 --             --             --            --             --

        25,365,776     44,063,105         --         11,178,185      3,340,341        653,085       165,851        493,964
      ------------   ------------        ---       ------------    -----------    -----------    ----------     ----------

        28,425,922     44,408,394         --          2,433,504      3,483,844        618,964       160,134        373,059
      ------------   ------------        ---       ------------    -----------    -----------    ----------     ----------

        23,258,192     26,255,974         --          2,342,218      2,329,982        271,952        55,842         67,959
       (15,281,008)   (15,777,461)        --           (949,268)    (1,050,318)       (93,444)      (43,051)       (46,542)
       (12,631,315)   (10,346,300)        --           (853,202)      (990,506)      (158,758)           --       (185,881)
        (4,606,219)    (4,628,086)        --           (310,052)      (550,696)       (32,344)          (25)        (2,081)
        (5,787,118)    (4,535,331)        --        (14,762,694)      (225,206)    14,051,210        50,061        156,269
        (1,039,509)      (673,258)        --            (47,659)       (21,127)            --            --             --
      ------------   ------------        ---       ------------    -----------    -----------    ----------     ----------
       (16,086,977)    (9,704,462)        --        (14,580,657)      (507,871)    14,038,616        62,827        (10,276)
      ------------   ------------        ---       ------------    -----------    -----------    ----------     ----------


            (2,959)        (9,017)        --               (226)          (159)           (66)           --             --
      ------------   ------------        ---       ------------    -----------    -----------    ----------     ----------
        12,335,986     34,694,915         --        (12,147,379)     2,975,814     14,657,514       222,961        362,783

       214,678,698    179,983,783         --         12,147,379     14,657,514             --     1,059,339        696,556
      ------------   ------------        ---       ------------    -----------    -----------    ----------     ----------
      $227,014,684   $214,678,698        $--       $         --    $17,633,328    $14,657,514    $1,282,300     $1,059,339
      ============   ============        ===       ============    ===========    ===========    ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009



                                                                                                           ALLIANCEBERNSTEIN
                                                                        ALGER SMALL CAP                    VPS SMALL/MID CAP
                                                                      GROWTH PORTFOLIO--                   VALUE PORTFOLIO--
                                                                       CLASS I-2 SHARES                     CLASS A SHARES
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:

  Operations:
     Net investment income (loss)...........................     $  (208,350)      $  (175,274)      $   (2,851)       $    7,291
     Net realized gain (loss) on investments................       2,055,156           714,685          295,397          (125,754)
     Realized gain distribution received....................              --                --               --            70,891


     Change in unrealized appreciation (depreciation) on
       investments..........................................       6,123,878        10,716,625          473,174           722,190
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       7,970,684        11,256,036          765,720           674,618
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       3,264,752         3,819,493          549,519           391,075
     Cost of insurance......................................      (2,266,414)       (2,269,093)        (223,524)         (113,762)
     Policyowners' surrenders...............................      (2,386,201)       (1,605,123)         (88,502)          (25,672)
     Net transfers from (to) Fixed Account..................      (1,135,269)         (824,626)         (17,578)           66,651
     Transfers between Investment Divisions.................      (1,311,515)       (1,184,144)       1,092,623           663,077
     Policyowners' death benefits...........................         (68,192)          (49,941)          (7,044)               --
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (3,902,839)       (2,113,434)       1,305,494           981,369
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (942)           (2,475)             (69)              (77)
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................       4,066,903         9,140,127        2,071,145         1,655,910
NET ASSETS:
     Beginning of year......................................      35,326,851        26,186,724        2,649,463           993,553
                                                                 -----------       -----------       ----------        ----------
     End of year............................................     $39,393,754       $35,326,851       $4,720,608        $2,649,463
                                                                 ===========       ===========       ==========        ==========







                                                                                                              DREYFUS VIF
                                                                          DREYFUS IP                         OPPORTUNISTIC
                                                                      TECHNOLOGY GROWTH--                     SMALL CAP--
                                                                        INITIAL SHARES                      INITIAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

  Operations:
     Net investment income (loss)...........................     $   (60,232)      $    (8,404)      $   10,033        $   17,124
     Net realized gain (loss) on investments................         301,080          (323,908)         (69,048)          (99,108)
     Realized gain distribution received....................              --                --               --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       2,859,701         4,140,116          464,498           351,091
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       3,100,549         3,807,804          405,483           269,107
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,498,763         1,469,595           41,201            98,165
     Cost of insurance......................................        (823,993)         (914,403)         (16,224)          (17,661)
     Policyowners' surrenders...............................        (728,340)         (983,041)         (19,446)             (108)
     Net transfers from (to) Fixed Account..................        (271,362)         (245,692)          (3,990)           (8,516)
     Transfers between Investment Divisions.................       1,588,540           886,355           53,483           (56,344)
     Policyowners' death benefits...........................         (18,536)          (16,428)              --                --
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................       1,245,072           196,386           55,024            15,536
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              36              (631)              --                --
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................       4,345,657         4,003,559          460,507           284,643
NET ASSETS:
     Beginning of year......................................      10,845,485         6,841,926        1,250,845           966,202
                                                                 -----------       -----------       ----------        ----------
     End of year............................................     $15,191,142       $10,845,485       $1,711,352        $1,250,845
                                                                 ===========       ===========       ==========        ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











                AMERICAN                      AMERICAN                      AMERICAN                     CALVERT VP
             CENTURY(R) VP                 CENTURY(R) VP                 CENTURY(R) VP                      SRI
         INFLATION PROTECTION--           INTERNATIONAL--                   VALUE--                       BALANCED
                CLASS II                      CLASS II                      CLASS II                     PORTFOLIO
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------




        $  2,702       $  2,213      $   33,338     $   23,168     $   21,568      $  48,283     $   34,620     $   55,238
           2,165            268         (74,166)       (71,594)       (90,813)      (231,075)       (21,787)      (155,186)
              --             --              --             --             --             --             --             --


           2,083         10,282         239,393        416,571        210,123        316,639        415,295        871,848
        --------       --------      ----------     ----------     ----------      ---------     ----------     ----------

           6,950         12,763         198,565        368,145        140,878        133,847        428,128        771,900
        --------       --------      ----------     ----------     ----------      ---------     ----------     ----------

          22,414         24,801          84,958        117,924         91,113         59,970        489,537        533,916
         (10,934)       (12,889)        (71,492)       (75,034)       (33,069)       (32,218)      (264,229)      (278,019)
              --             --          (7,118)        (1,734)            --        (81,641)      (292,269)      (265,844)
             653           (851)         (9,952)         1,079         (4,538)       (18,429)       (54,705)      (119,586)
          33,807        (30,920)         90,682         17,567        (19,089)       (18,012)        23,464       (161,460)

              --             --              --             --             --             --         (7,600)       (12,356)
        --------       --------      ----------     ----------     ----------      ---------     ----------     ----------
          45,940        (19,859)         87,078         59,802         34,417        (90,330)      (105,802)      (303,349)
        --------       --------      ----------     ----------     ----------      ---------     ----------     ----------


              --             --              --             --             --             --            (49)          (176)
        --------       --------      ----------     ----------     ----------      ---------     ----------     ----------
          52,890         (7,096)        285,643        427,947        175,295         43,517        322,277        468,375

         128,843        135,939       1,527,974      1,100,027        986,324        942,807      3,816,018      3,347,643
        --------       --------      ----------     ----------     ----------      ---------     ----------     ----------
        $181,733       $128,843      $1,813,617     $1,527,974     $1,161,619      $ 986,324     $4,138,295     $3,816,018
        ========       ========      ==========     ==========     ==========      =========     ==========     ==========







               DWS DREMAN
          SMALL MID CAP VALUE             FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
              VIP--CLASS A                CONTRAFUND(R)--               EQUITY-INCOME--                   GROWTH--
                 SHARES                    INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $   12,430     $    4,855    $  1,108,974   $  1,162,592    $   678,178    $   805,216    $    8,611     $   11,295
          162,102         (8,990)       (404,086)    (5,766,970)    (1,245,927)    (3,341,256)      (20,446)      (137,332)
               --             --          73,224         38,676             --             --        10,350          2,221

           58,354        206,772      24,487,153     46,952,629      7,853,334     14,611,034       682,485        753,487
       ----------     ----------    ------------   ------------    -----------    -----------    ----------     ----------

          232,886        202,637      25,265,265     42,386,927      7,285,585     12,074,994       681,000        629,671
       ----------     ----------    ------------   ------------    -----------    -----------    ----------     ----------

          257,920        177,179      17,144,047     18,811,058      6,244,633      7,102,667         9,570         88,943
          (90,049)       (52,579)    (10,204,990)   (10,248,173)    (3,497,189)    (3,475,914)      (38,055)       (40,050)
          (53,136)       (14,246)    (10,201,298)    (7,684,854)    (3,174,557)    (2,278,294)      (60,050)       (42,678)
           (2,173)        43,333      (4,737,934)    (3,055,276)    (1,171,140)    (1,272,601)         (251)        (5,598)
          137,652        328,488      (1,104,061)    (3,432,289)    (1,420,379)      (823,801)       15,986       (131,366)
               --             --        (607,261)      (628,121)       (63,484)      (201,512)           --             --
       ----------     ----------    ------------   ------------    -----------    -----------    ----------     ----------
          250,214        482,175      (9,711,497)    (6,237,655)    (3,082,116)      (949,455)      (72,800)      (130,749)
       ----------     ----------    ------------   ------------    -----------    -----------    ----------     ----------


              (16)           (27)         (2,346)        (9,330)        (1,073)        (2,443)           --             --
       ----------     ----------    ------------   ------------    -----------    -----------    ----------     ----------
          483,084        684,785      15,551,422     36,139,942      4,202,396     11,123,096       608,200        498,922

        1,011,839        327,054     161,066,034    124,926,092     53,180,765     42,057,669     2,878,119      2,379,197
       ----------     ----------    ------------   ------------    -----------    -----------    ----------     ----------
       $1,494,923     $1,011,839    $176,617,456   $161,066,034    $57,383,161    $53,180,765    $3,486,319     $2,878,119
       ==========     ==========    ============   ============    ===========    ===========    ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009




                                                                                                            FIDELITY(R) VIP
                                                                        FIDELITY(R) VIP                       INVESTMENT
                                                                          INDEX 500--                        GRADE BOND--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

  Operations:
     Net investment income (loss)...........................     $  157,593        $  149,193         $  34,113         $ 80,499
     Net realized gain (loss) on investments................        (45,483)         (344,766)            6,946           (3,404)
     Realized gain distribution received....................        131,433            93,347            10,383            3,664
     Change in unrealized appreciation (depreciation) on
       investments..........................................        908,653         1,611,090            20,446           54,443
                                                                 ----------        ----------         ---------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................      1,152,196         1,508,864            71,888          135,202
                                                                 ----------        ----------         ---------         --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        146,342           133,877           103,138           51,600
     Cost of insurance......................................       (165,211)         (148,139)          (44,119)         (46,282)
     Policyowners' surrenders...............................        (46,265)         (156,946)          (34,403)          (7,936)
     Net transfers from (to) Fixed Account..................           (109)              110             1,266           (7,470)
     Transfers between Investment Divisions.................        757,337         1,780,637          (117,615)          (4,650)
     Policyowners' death benefits...........................             --                --                --               --
                                                                 ----------        ----------         ---------         --------
       Net contributions and (withdrawals)..................        692,094         1,609,539           (91,733)         (14,738)
                                                                 ----------        ----------         ---------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --                --                --               --
                                                                 ----------        ----------         ---------         --------
          Increase (decrease) in net assets.................      1,844,290         3,118,403           (19,845)         120,464
NET ASSETS:
     Beginning of year......................................      6,905,230         3,786,827           979,997          859,533
                                                                 ----------        ----------         ---------         --------
     End of year............................................     $8,749,520        $6,905,230         $ 960,152         $979,997
                                                                 ==========        ==========         =========         ========





                                                                          JANUS ASPEN                         JANUS ASPEN
                                                                    ENTERPRISE PORTFOLIO--               WORLDWIDE PORTFOLIO--
                                                                     INSTITUTIONAL SHARES                INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

  Operations:
     Net investment income (loss)...........................      $     495        $       --        $    28,904       $   612,451
     Net realized gain (loss) on investments................          2,092          (444,987)        (3,675,061)       (6,625,304)
     Realized gain distribution received....................             --                --                 --                --

     Change in unrealized appreciation (depreciation) on
       investments..........................................        170,971           661,442         15,727,237        29,172,596
                                                                  ---------        ----------        -----------       -----------

       Net increase (decrease) in net assets resulting from
          operations........................................        173,558           216,455         12,081,080        23,159,743
                                                                  ---------        ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         27,330            54,992          9,719,975        11,080,784
     Cost of insurance......................................        (25,389)          (40,169)        (6,105,674)       (6,095,658)
     Policyowners' surrenders...............................       (133,132)         (172,416)        (6,607,471)       (4,985,606)
     Net transfers from (to) Fixed Account..................         (1,702)          (11,534)        (1,802,329)       (1,826,488)
     Transfers between Investment Divisions.................         28,210          (301,290)        (1,976,094)       (1,116,043)
     Policyowners' death benefits...........................             --                --           (207,208)         (109,979)
                                                                  ---------        ----------        -----------       -----------
       Net contributions and (withdrawals)..................       (104,683)         (470,417)        (6,978,801)       (3,052,990)
                                                                  ---------        ----------        -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --                --             (1,629)           (7,130)
                                                                  ---------        ----------        -----------       -----------
          Increase (decrease) in net assets.................         68,875          (253,962)         5,100,650        20,099,623
NET ASSETS:
     Beginning of year......................................        772,434         1,026,396         84,954,091        64,854,468
                                                                  ---------        ----------        -----------       -----------
     End of year............................................      $ 841,309        $  772,434        $90,054,741       $84,954,091
                                                                  =========        ==========        ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











                                                                         INVESCO V. I.
            FIDELITY(R) VIP               FIDELITY(R) VIP                INTERNATIONAL                  JANUS ASPEN
               MID CAP--                     OVERSEAS--                  GROWTH FUND--              BALANCED PORTFOLIO--
             INITIAL CLASS                 INITIAL CLASS                SERIES I SHARES             INSTITUTIONAL SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------




       $   16,469     $   21,189     $   81,999     $   88,164     $   50,723     $   21,689    $  2,625,930   $  2,653,332
          (39,905)      (138,916)       (29,467)      (128,446)        (1,803)      (131,342)      1,810,619        154,605
           13,407         15,977         11,182         12,424             --             --              --      4,125,026

        1,109,410      1,078,100        711,122        980,804        297,521        696,175       4,310,089     17,592,491
       ----------     ----------     ----------     ----------     ----------     ----------    ------------   ------------

        1,099,381        976,350        774,836        952,946        346,441        586,522       8,746,638     24,525,454
       ----------     ----------     ----------     ----------     ----------     ----------    ------------   ------------


          276,877        291,612        127,677        227,426        494,594        282,546      11,115,370     11,833,912
         (112,361)      (111,213)       (95,833)       (91,571)      (159,119)      (106,446)     (8,093,042)    (8,540,755)
          (69,762)        (3,455)       (44,772)      (109,139)      (115,597)      (116,964)     (7,256,213)    (6,778,659)
               19        (60,806)        (3,922)           712        (89,224)       109,572      (3,589,378)    (3,182,558)
          228,414         33,313        926,707        351,882        344,736        450,961      (1,071,767)      (854,792)
               --             --             --             --         (7,522)            --        (275,728)      (236,471)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------   ------------
          323,187        149,451        909,857        379,310        467,868        619,669      (9,170,758)    (7,759,323)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------   ------------





               --             --             --             --              3           (115)         (1,147)        (6,272)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------   ------------
        1,422,568      1,125,801      1,684,693      1,332,256        814,312      1,206,076        (425,267)    16,759,859


        3,585,886      2,460,085      4,661,392      3,329,136      2,523,532      1,317,456     118,893,203    102,133,344
       ----------     ----------     ----------     ----------     ----------     ----------    ------------   ------------
       $5,008,454     $3,585,886     $6,346,085     $4,661,392     $3,337,844     $2,523,532    $118,467,936   $118,893,203
       ==========     ==========     ==========     ==========     ==========     ==========    ============   ============





                 MFS(R)                        MFS(R)                        MFS(R)                        MFS(R)
        INVESTORS TRUST SERIES--       NEW DISCOVERY SERIES--          RESEARCH SERIES--             UTILITIES SERIES--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



        $  1,530       $  1,930      $       --     $       --      $  1,233       $  1,398      $   204,294    $  169,907
          (3,403)       (36,425)        (37,471)      (137,830)       (4,454)       (17,515)        (112,389)     (444,178)

              --             --              --             --            --             --               --            --

          14,788         56,675         614,690        698,845        23,709         41,485        1,056,889     1,613,719
        --------       --------      ----------     ----------      --------       --------      -----------    ----------

          12,915         22,180         577,219        561,015        20,488         25,368        1,148,794     1,339,448
        --------       --------      ----------     ----------      --------       --------      -----------    ----------



          11,207          3,880          26,480         11,298         2,746          5,857        1,584,608     1,197,689
          (8,846)        (8,187)        (27,666)       (23,937)       (6,477)        (7,635)        (544,658)     (376,545)
          (5,803)          (839)        (98,228)            --            --             --         (317,304)     (169,155)
              (7)            --             (28)            (4)           (6)            --           80,939       224,805
          11,068        (48,566)        315,379         24,567        20,270        (24,133)       1,817,108     1,323,326
              --             --              --             --            --             --           (1,001)       (2,194)
        --------       --------      ----------     ----------      --------       --------      -----------    ----------
           7,619        (53,712)        215,937         11,924        16,533        (25,911)       2,619,692     2,197,926
        --------       --------      ----------     ----------      --------       --------      -----------    ----------






              --             --              --             --            --             --               18          (154)
        --------       --------      ----------     ----------      --------       --------      -----------    ----------
          20,534        (31,532)        793,156        572,939        37,021           (543)       3,768,504     3,537,220


         117,504        149,036       1,477,315        904,376       110,671        111,214        6,298,873     2,761,653
        --------       --------      ----------     ----------      --------       --------      -----------    ----------
        $138,038       $117,504      $2,270,471     $1,477,315      $147,692       $110,671      $10,067,377    $6,298,873
        ========       ========      ==========     ==========      ========       ========      ===========    ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009




                                                                       NEUBERGER BERMAN                          PIMCO
                                                                          AMT MID-CAP                        GLOBAL BOND--
                                                                      GROWTH PORTFOLIO--                    ADMINISTRATIVE
                                                                        CLASS I SHARES                       CLASS SHARES
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:

  Operations:
     Net investment income (loss)...........................      $     --          $     --          $  6,828          $  5,928
     Net realized gain (loss) on investments................          (941)          (78,131)            3,494            (2,858)
     Realized gain distribution received....................            --                --             6,774            16,242
     Change in unrealized appreciation (depreciation) on
       investments..........................................       121,335           169,514            10,772             7,062
                                                                  --------          --------          --------          --------
       Net increase (decrease) in net assets resulting from
          operations........................................       120,394            91,383            27,868            26,374
                                                                  --------          --------          --------          --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        19,177            14,150            18,292            10,948
     Cost of insurance......................................       (11,340)          (12,172)          (15,195)          (13,937)
     Policyowners' surrenders...............................            --           (76,652)           (1,731)             (839)
     Net transfers from (to) Fixed Account..................        (3,810)               --            22,497            (1,021)
     Transfers between Investment Divisions.................        18,785           (19,718)           46,313           (45,367)
     Policyowners' death benefits...........................            --                --                --                --
                                                                  --------          --------          --------          --------
       Net contributions and (withdrawals)..................        22,812           (94,392)           70,176           (50,216)
                                                                  --------          --------          --------          --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                --                --
                                                                  --------          --------          --------          --------
          Increase (decrease) in net assets.................       143,206            (3,009)           98,044           (23,842)
NET ASSETS:
     Beginning of year......................................       396,530           399,539           189,864           213,706
                                                                  --------          --------          --------          --------
     End of year............................................      $539,736          $396,530          $287,908          $189,864
                                                                  ========          ========          ========          ========






                                                                             ROYCE
                                                                           SMALL-CAP                         T. ROWE PRICE
                                                                          PORTFOLIO--                        EQUITY INCOME
                                                                       INVESTMENT CLASS                        PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

  Operations:
     Net investment income (loss)...........................     $   (43,239)      $  (38,100)       $   784,060       $   695,025
     Net realized gain (loss) on investments................        (167,514)        (628,125)          (735,874)       (2,297,468)
     Realized gain distribution received....................              --               --                 --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       2,003,176        2,794,511          7,696,299        12,542,628
                                                                 -----------       ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,792,423        2,128,286          7,744,485        10,940,185
                                                                 -----------       ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,470,276        1,377,802          6,708,227         7,201,198
     Cost of insurance......................................        (642,456)        (554,787)        (3,361,646)       (3,314,191)
     Policyowners' surrenders...............................        (442,229)        (288,815)        (3,294,006)       (2,453,992)
     Net transfers from (to) Fixed Account..................         (33,284)          (7,277)        (1,146,672)       (1,451,022)
     Transfers between Investment Divisions.................         962,708           85,813           (223,028)       (1,885,808)
     Policyowners' death benefits...........................         (16,502)         (11,821)          (314,001)         (146,922)
                                                                 -----------       ----------        -----------       -----------
       Net contributions and (withdrawals)..................       1,298,513          600,915         (1,631,126)       (2,050,737)
                                                                 -----------       ----------        -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (120)            (307)              (945)           (1,547)
                                                                 -----------       ----------        -----------       -----------
          Increase (decrease) in net assets.................       3,090,816        2,728,894          6,112,414         8,887,901
NET ASSETS:
     Beginning of year......................................       8,296,934        5,568,040         54,933,155        46,045,254
                                                                 -----------       ----------        -----------       -----------
     End of year............................................     $11,387,750       $8,296,934        $61,045,569       $54,933,155
                                                                 ===========       ==========        ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











                 PIMCO                         PIMCO                         PIMCO                         ROYCE
             LOW DURATION--                REAL RETURN--                 TOTAL RETURN--                  MICRO-CAP
             ADMINISTRATIVE                ADMINISTRATIVE                ADMINISTRATIVE                 PORTFOLIO--
              CLASS SHARES                  CLASS SHARES                  CLASS SHARES                INVESTMENT CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



        $  6,228       $  4,719      $   14,281      $  7,958      $   51,536     $   73,221     $   177,332    $   (43,733)
           2,934            111         (17,717)       42,179          (1,190)       318,695        (523,130)      (645,712)
           1,062         17,889          26,218        10,403          66,789         48,201              --             --

          11,166         (5,618)         35,767       (17,374)         42,875       (254,618)      3,716,957      4,352,343
        --------       --------      ----------      --------      ----------     ----------     -----------    -----------

          21,390         17,101          58,549        43,166         160,010        185,499       3,371,159      3,662,898
        --------       --------      ----------      --------      ----------     ----------     -----------    -----------

           5,670          5,514         256,869        38,003          47,621         41,849       2,035,624      1,745,602
         (14,072)        (5,317)       (103,320)      (39,126)        (70,988)       (66,101)       (835,964)      (647,983)
              --             --         (54,787)           --         (37,185)            --        (435,217)      (237,679)

              --             --         157,125            --          23,167           (878)       (307,764)        (2,858)
         (84,330)       362,759       2,503,601       (13,987)        489,572        359,406         672,497        744,550
              --             --              --            --              --             --         (27,878)        (3,979)
        --------       --------      ----------      --------      ----------     ----------     -----------    -----------
         (92,732)       362,956       2,759,488       (15,110)        452,187        334,276       1,101,298      1,597,653
        --------       --------      ----------      --------      ----------     ----------     -----------    -----------


              --             --              --            --              --             --            (108)          (621)
        --------       --------      ----------      --------      ----------     ----------     -----------    -----------
         (71,342)       380,057       2,818,037        28,056         612,197        519,775       4,472,349      5,259,930

         398,449         18,392         276,043       247,987       1,489,279        969,504      10,783,544      5,523,614
        --------       --------      ----------      --------      ----------     ----------     -----------    -----------
        $327,107       $398,449      $3,094,080      $276,043      $2,101,476     $1,489,279     $15,255,893    $10,783,544
        ========       ========      ==========      ========      ==========     ==========     ===========    ===========






                                            UIF EMERGING                  UIF EMERGING
             T. ROWE PRICE                  MARKETS DEBT                 MARKETS EQUITY                UIF U.S. REAL
           LIMITED-TERM BOND                PORTFOLIO--                   PORTFOLIO--                ESTATE PORTFOLIO--
               PORTFOLIO                      CLASS I                       CLASS I                       CLASS I
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



        $ 22,547       $ 21,769       $ 33,315       $ 49,328      $    29,413    $  (268,787)   $   68,787     $   88,414
           3,904           (853)        (6,635)       (14,188)         546,417       (325,948)      409,764       (666,956)
              --             --             --             --               --             --            --             --

          (3,196)        26,601         47,391        127,098        9,894,400     24,396,925       778,030      1,127,678
        --------       --------       --------       --------      -----------    -----------    ----------     ----------

          23,255         47,517         74,071        162,238       10,470,230     23,802,190     1,256,581        549,136
        --------       --------       --------       --------      -----------    -----------    ----------     ----------

         112,322        118,464         42,230         47,036        6,527,086      7,082,402       724,630        482,996
         (35,348)       (29,278)       (28,904)       (26,198)      (3,902,212)    (3,616,622)     (307,004)      (191,960)
          (6,711)            --         (9,661)        (7,168)      (3,651,503)    (2,339,003)     (133,626)       (25,380)
          (1,476)           853         24,750         (2,168)        (879,029)    (1,186,956)      (62,187)        12,340
         (44,003)        39,264        (15,698)        18,309         (595,479)       810,267     2,414,730       (760,023)
              --             --             --             --         (100,084)       (61,296)       (3,130)            --
        --------       --------       --------       --------      -----------    -----------    ----------     ----------
          24,784        129,303         12,717         29,811       (2,601,221)       688,792     2,633,413       (482,027)
        --------       --------       --------       --------      -----------    -----------    ----------     ----------




              --             --             --             --             (529)        (6,937)          (37)           (54)
        --------       --------       --------       --------      -----------    -----------    ----------     ----------
          48,039        176,820         86,788        192,049        7,868,480     24,484,045     3,889,957         67,055

         744,072        567,252        744,380        552,331       59,475,402     34,991,357     2,659,102      2,592,047
        --------       --------       --------       --------      -----------    -----------    ----------     ----------
        $792,111       $744,072       $831,168       $744,380      $67,343,882    $59,475,402    $6,549,059     $2,659,102
        ========       ========       ========       ========      ===========    ===========    ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009




                                                                                                              VAN ECK VIP
                                                                          VAN ECK VIP                        MULTI-MANAGER
                                                                     GLOBAL HARD ASSETS--                   ALTERNATIVES--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

  Operations:
     Net investment income (loss)...........................     $   (81,460)      $   (97,744)      $       --        $    2,345
     Net realized gain (loss) on investments................        (461,067)       (1,131,750)          (3,901)           (2,730)
     Realized gain distribution received....................              --           138,482               --            49,252
     Change in unrealized appreciation (depreciation) on
       investments..........................................      11,993,250        14,497,832           61,481            73,521
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      11,450,723        13,406,820           57,580           122,388
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       6,180,054         6,166,448           28,476           107,880
     Cost of insurance......................................      (2,918,306)       (2,685,527)         (15,604)          (18,053)
     Policyowners' surrenders...............................      (1,911,649)       (1,368,217)              --            (1,279)
     Net transfers from (to) Fixed Account..................        (671,815)         (361,475)             417             1,093
     Transfers between Investment Divisions.................         (12,864)        3,171,140           61,850           262,079
     Policyowners' death benefits...........................         (85,547)         (118,097)              --                --
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................         579,873         4,804,272           75,139           351,720
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (712)           (2,194)              --                --
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      12,029,884        18,208,898          132,719           474,108
NET ASSETS:
     Beginning of year......................................      39,920,727        21,711,829        1,101,354           627,246
                                                                 -----------       -----------       ----------        ----------
     End of year............................................     $51,950,611       $39,920,727       $1,234,073        $1,101,354
                                                                 ===========       ===========       ==========        ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Universal Life Separate Account ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL")--Series
1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000")--Series 1 and Single Premium Variable Universal Life ("SPVUL")--Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL") and Group 4 policies (Variable Universal Life 2000 ("VUL 2000")--Series 2, Single Premium Variable Universal Life ("SPVUL")--Series 2 and 3, Legacy Creator Single Premium Variable Universal Life (Legacy Creator SPVUL), Survivorship Variable Universal Life ("SVUL")--Series 2, Variable Universal Life Provider ("VUL Provider")), Variable Universal Life Accumulator ("VUL Accumulator"), and Survivorship Variable Universal Life Accumulator ("SVUL Accumulator"). Sales of VUL were discontinued on September 28, 1999, or the date VUL 2000 was approved in a jurisdiction that had not approved new products by September 28, 1999. Sales of VUL Provider, VUL 2000 and SVUL were discontinued on May 23, 2008, or the date New York Life Variable Universal Life Accumulator (VUL Accumulator) and New York Life Survivorship Variable Universal Life Accumulator (SVUL Accumulator) were approved in a jurisdiction that had not approved the new products by May 23, 2008. Sales of Pinnacle SVUL and Pinnacle VUL were discontinued on May 23, 2008 in all jurisdictions. Sales of SPVUL AD103 were discontinued on January 1, 2009 in all jurisdictions.

     All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities, LLC Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of VUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the Invesco Variable Insurance Funds, the Alger American Fund, the AllianceBernstein(R) Variable Products Series Fund, Inc., the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the DWS Variable Series II, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, DCA Plus Account, DCA Extra Account and the Enhanced DCA Fixed Account represent the general assets of NYLIAC. NYLIAC's Fixed Account, DCA Plus Account, DCA Extra Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("New York Life Investments"), provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC ("MacKay Shields"), Madison Square Investors LLC ("Madison Square Investors"), Epoch Investment Partners, Inc. ("Epoch"), Institutional Capital LLC ("ICAP") and Winslow Capital Management Inc. ("Winslow Capital"), to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

     The following Investment Divisions, with their respective Fund Portfolios, are available in this Separate Account:

MainStay VP Balanced--Initial Class
MainStay VP Bond--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Conservative Allocation--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Floating Rate--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Allocation--Initial Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class
MainStay VP Income Builder--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Moderate Allocation--Initial Class
MainStay VP Moderate Growth Allocation--Initial Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP U.S. Small Cap--Initial Class
Alger Capital Appreciation Portfolio--Class I-2 Shares(1)
Alger Small Cap Growth Portfolio--Class I-2 Shares(2)
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares

                                                   NYLIAC VUL SEPARATE ACCOUNT-I




--------------------------------------------------------------------------------

American Century(R) VP Inflation Protection--Class II
American Century(R) VP International--Class II
American Century(R) VP Value--Class II
Calvert VP SRI Balanced Portfolio(3)
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Opportunistic Small Cap--Initial Shares(4)
DWS Dreman Small Mid Cap Value VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Invesco V.I. International Growth Fund--Series I Shares(5)
Janus Aspen Balanced Portfolio--Institutional Shares
Janus Aspen Enterprise Portfolio--Institutional Shares
Janus Aspen Worldwide Portfolio--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I Shares
PIMCO Global Bond--Administrative Class Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
UIF Emerging Markets Debt Portfolio--Class I(6)
UIF Emerging Markets Equity Portfolio--Class I(7)
UIF U.S. Real Estate Portfolio--Class I(8)
Van Eck VIP Global Hard Assets--Initial Class(9)
Van Eck VIP Multi-Manager Alternatives--Initial Class(10)

Not all investment divisions are available under all policies.

     All investments into the MainStay VP Series funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     For SVUL, VUL 2000, SPVUL, Legacy Creator SPVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. After the Free Look Period, these premium payments are allocated in accordance with the Policyowner's instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account. Legacy Creator SPVUL Policies issued on or after May 15th, 2009, can have the initial premium payment allocated to the 6 months DCA Extra Account.

     In addition, for all SVUL, VUL 2000, SPVUL, Legacy Creator SPVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

--------------------------------------------------------------------------------

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Subsequent events were evaluated through February 18, 2011, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

-------

(1)  Formerly Alger American Capital Appreciation Portfolio--Class O Shares

(2)  Formerly Alger American SmallCap Growth Portfolio--Class O Shares

(3)  Formerly CVS Calvert Social Balanced Portfolio

(4)  Formerly Dreyfus VIF Developing Leaders--Initial Shares

(5)  Formerly AIM V.I. International Growth Fund--Series I Shares

(6)  Formerly Van Kampen's UIF Emerging Markets Debt Portfolio--Class I

(7)  Formerly Van Kampen's UIF Emerging Markets Equity Portfolio--Class I

(8)  Formerly Van Kampen's UIF U.S. Real Estate Portfolio--Class I

(9)  Formerly Van Eck Worldwide Hard Assets

(10) Formerly Van Eck Worldwide Multi-Manager Alternatives

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2010, the investments of VUL Separate Account-I are as follows:





                                                                                  MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         COMMON
                            BALANCED--          BOND--             CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          880              2,645            57,115             4,930

Identified cost........       $9,172            $36,880           $57,118           $88,255







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
                             EQUITY--          BUILDER--         EQUITY--          GROWTH--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         9,992             3,669             4,128             2,180

Identified cost........      $122,879           $56,138           $60,956           $25,601



Investment activity for the year ended December 31, 2010, was as follows:





                                                                                  MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         COMMON
                            BALANCED--          BOND--             CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............        $854             $7,354            $20,995           $2,530

Proceeds from sales....         832              5,291             30,714            9,562








                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
                             EQUITY--          BUILDER--         EQUITY--          GROWTH--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $ 4,595           $2,357            $4,446            $4,002

Proceeds from sales....        11,577            5,222             6,180             3,420



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                                                    MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP       HIGH YIELD
       CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH            GROWTH           CORPORATE
       ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--           BOND--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


             715              3,715             1,372             2,057             3,093             7,089            12,705

          $7,179            $37,954           $11,803           $23,372           $29,183          $148,246          $116,732





                                                                                                                       ALGER
                                            MAINSTAY VP                                          ALGER CAPITAL       SMALL CAP
        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP      APPRECIATION         GROWTH
          MID CAP          MODERATE           GROWTH            S&P 500            U.S.           PORTFOLIO--       PORTFOLIO--
          CORE--         ALLOCATION--      ALLOCATION--         INDEX--         SMALL CAP--        CLASS I-2         CLASS I-2
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
      --------------------------------------------------------------------------------------------------------------------------


            6,131             2,215             3,656             8,923             1,894               25              1,229

          $62,641           $22,259           $36,137          $201,998           $13,639           $1,039            $25,624








                                                                                                                    MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP       HIGH YIELD
       CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH            GROWTH           CORPORATE
       ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--           BOND--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $2,686            $3,412            $3,694            $4,785            $4,250            $ 2,276           $14,286

           2,083             4,253             2,319             4,093             2,219             15,195            11,870






                                                                                                                       ALGER
                                            MAINSTAY VP                                          ALGER CAPITAL       SMALL CAP
        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP      APPRECIATION         GROWTH
          MID CAP          MODERATE           GROWTH            S&P 500            U.S.           PORTFOLIO--       PORTFOLIO--
          CORE--         ALLOCATION--      ALLOCATION--         INDEX--         SMALL CAP--        CLASS I-2         CLASS I-2
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
      --------------------------------------------------------------------------------------------------------------------------


          $3,449            $5,795            $5,638            $ 7,413           $1,369             $140             $  527

           6,856             3,007             2,510             20,999            1,957               73              4,642

--------------------------------------------------------------------------------









                            ALLIANCEBERN-
                                STEIN           AMERICAN          AMERICAN
                             VPS SMALL/       CENTURY(R) VP     CENTURY(R) VP       AMERICAN
                            MID CAP VALUE       INFLATION         INTERNA-        CENTURY(R) VP
                             PORTFOLIO--      PROTECTION--        TIONAL--           VALUE--
                           CLASS A SHARES       CLASS II          CLASS II          CLASS II
                           --------------------------------------------------------------------


Number of shares.......           279               16                214               198

Identified cost........        $3,710             $176             $1,823            $1,061





                                               FIDELITY(R)
                             FIDELITY(R)           VIP           FIDELITY(R)       FIDELITY(R)
                                 VIP           INVESTMENT            VIP               VIP
                             INDEX 500--      GRADE BOND--        MID CAP--        OVERSEAS--
                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Number of shares.......            66               75                153               378

Identified cost........        $7,869             $928             $4,383            $6,838









                            ALLIANCEBERN-
                                STEIN           AMERICAN          AMERICAN
                             VPS SMALL/       CENTURY(R) VP     CENTURY(R) VP       AMERICAN
                            MID CAP VALUE       INFLATION         INTERNA-        CENTURY(R) VP
                             PORTFOLIO--      PROTECTION--        TIONAL--           VALUE--
                           CLASS A SHARES       CLASS II          CLASS II          CLASS II
                           --------------------------------------------------------------------


Purchases..............        $2,483             $115              $380              $241

Proceeds from sales....         1,166               66               242               185





                                               FIDELITY(R)
                             FIDELITY(R)           VIP           FIDELITY(R)       FIDELITY(R)
                                 VIP           INVESTMENT            VIP               VIP
                             INDEX 500--      GRADE BOND--        MID CAP--        OVERSEAS--
                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Purchases..............        $1,163             $202              $539             $1,166

Proceeds from sales....           162              249               185                159



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                                                DWS DREMAN        FIDELITY(R)       FIDELITY(R)
        CALVERT VP         DREYFUS IP         DREYFUS VIF      SMALL MID CAP          VIP               VIP           FIDELITY(R)
            SRI            TECHNOLOGY        OPPORTUNISTIC         VALUE            CONTRA-           EQUITY-             VIP
         BALANCED           GROWTH--          SMALL CAP--          VIP--           FUND(R)--         INCOME--          GROWTH--
         PORTFOLIO       INITIAL SHARES     INITIAL SHARES    CLASS A SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------------



           2,441               1,170                56               123              7,398             3,018               94

          $4,272             $10,965            $1,692            $1,263           $187,641           $66,347           $3,499





       INVESCO V.I.        JANUS ASPEN        JANUS ASPEN       JANUS ASPEN         MFS(R)            MFS(R)
       INTERNATIONAL        BALANCED          ENTERPRISE         WORLDWIDE         INVESTORS            NEW             MFS(R)
       GROWTH FUND--       PORTFOLIO--        PORTFOLIO--       PORTFOLIO--          TRUST           DISCOVERY         RESEARCH
         SERIES I         INSTITUTIONAL      INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--          SERIES--
          SHARES             SHARES             SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------------



             116               4,187               22               2,989               7                124                8

          $2,765            $101,096             $581             $79,310            $133             $1,604             $132







                                                                DWS DREMAN        FIDELITY(R)       FIDELITY(R)
        CALVERT VP         DREYFUS IP         DREYFUS VIF      SMALL MID CAP          VIP               VIP           FIDELITY(R)
            SRI            TECHNOLOGY        OPPORTUNISTIC         VALUE            CONTRA-           EQUITY-             VIP
         BALANCED           GROWTH--          SMALL CAP--          VIP--           FUND(R)--         INCOME--          GROWTH--
         PORTFOLIO       INITIAL SHARES     INITIAL SHARES    CLASS A SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------------



           $329              $2,982              $162             $1,019            $ 8,596           $3,196             $ 51

            402               1,807                97                768             17,074            5,518              104





       INVESCO V.I.        JANUS ASPEN        JANUS ASPEN       JANUS ASPEN         MFS(R)            MFS(R)
       INTERNATIONAL        BALANCED          ENTERPRISE         WORLDWIDE         INVESTORS            NEW             MFS(R)
       GROWTH FUND--       PORTFOLIO--        PORTFOLIO--       PORTFOLIO--          TRUST           DISCOVERY         RESEARCH
         SERIES I         INSTITUTIONAL      INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--          SERIES--
          SHARES             SHARES             SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------------



          $1,050             $ 5,571             $130             $2,727              $24              $423               $46

             529              12,166              234              9,696               14               207                28

--------------------------------------------------------------------------------





                                               NEUBERGER           PIMCO             PIMCO
                              MFS(R)          BERMAN AMT          GLOBAL              LOW
                             UTILITIES      MID-CAP GROWTH        BOND--          DURATION--
                             SERIES--         PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE
                           INITIAL CLASS    CLASS I SHARES     CLASS SHARES      CLASS SHARES
                          --------------------------------------------------------------------



Number of shares.......          399               20                21                31

Identified cost........       $8,274             $393              $277              $323





                                                  UIF                               VAN ECK
                           UIF EMERGING        U.S. REAL          VAN ECK         VIP MULTI-
                          MARKETS EQUITY        ESTATE          VIP GLOBAL          MANAGER
                            PORTFOLIO--       PORTFOLIO--      HARD ASSETS--    ALTERNATIVES--
                              CLASS I           CLASS I        INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         4,381              508              1,379              122

Identified cost........       $65,369           $5,964            $42,104           $1,195







                                               NEUBERGER           PIMCO             PIMCO
                              MFS(R)          BERMAN AMT          GLOBAL              LOW
                             UTILITIES      MID-CAP GROWTH        BOND--          DURATION--
                             SERIES--         PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE
                           INITIAL CLASS    CLASS I SHARES     CLASS SHARES      CLASS SHARES
                          --------------------------------------------------------------------


Purchases..............       $3,668              $48              $186              $ 17

Proceeds from sales....          825               25               102               102






                                                  UIF                               VAN ECK
                           UIF EMERGING        U.S. REAL          VAN ECK         VIP MULTI-
                          MARKETS EQUITY        ESTATE          VIP GLOBAL          MANAGER
                            PORTFOLIO--       PORTFOLIO--      HARD ASSETS--    ALTERNATIVES--
                              CLASS I           CLASS I        INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $4,402            $5,308            $5,993             $142

Proceeds from sales....        6,921             2,606             5,416               67



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                               ROYCE             ROYCE            T. ROWE           T. ROWE             UIF
           PIMCO             PIMCO           MICRO-CAP         SMALL-CAP           PRICE             PRICE           EMERGING
       REAL RETURN--    TOTAL RETURN--      PORTFOLIO--       PORTFOLIO--         EQUITY         LIMITED-TERM      MARKETS DEBT
      ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT          INCOME             BOND           PORTFOLIO--
       CLASS SHARES      CLASS SHARES          CLASS             CLASS           PORTFOLIO         PORTFOLIO          CLASS I
      --------------------------------------------------------------------------------------------------------------------------



             234               189              1,253            1,089              3,065             156               102

          $3,161            $2,380            $12,401           $9,175            $64,945            $781              $821







                                               ROYCE             ROYCE            T. ROWE           T. ROWE             UIF
           PIMCO             PIMCO           MICRO-CAP         SMALL-CAP           PRICE             PRICE           EMERGING
       REAL RETURN--    TOTAL RETURN--      PORTFOLIO--       PORTFOLIO--         EQUITY         LIMITED-TERM      MARKETS DEBT
      ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT          INCOME             BOND           PORTFOLIO--
       CLASS SHARES      CLASS SHARES          CLASS             CLASS           PORTFOLIO         PORTFOLIO          CLASS I
      --------------------------------------------------------------------------------------------------------------------------

          $3,190            $1,052            $2,539            $2,344            $4,608             $186              $162

             406               482             1,242             1,065             5,415              139               116

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

     - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

     - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Legacy Creator SPVUL, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

       For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

       For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

       For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

       For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

       For VUL Accumulator and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-
       10. Once the target premium is reached, 1.75% of any premium payment is deducted. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.75% of any premium payment is deducted in policy years 6-10 and 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

       For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

       For Legacy Creator SPVUL policies, the current monthly premium expense charge is deducted at an annualized rate of 2.0% of the adjusted total premium for policy years 11 and beyond. The monthly premium expense charge is guaranteed not to exceed the annual rate of 2.25% of the adjusted total premium. This charge also covers state premium tax and federal tax expenses.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. The changes disclosed below were in effect for each of the five periods presented in the Financial Highlights section. (Not all charges are deducted from all products, as shown below).

     - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL:


                                           MONTHLY                  MONTHLY
                                       CONTRACT CHARGE          CONTRACT CHARGE
POLICY                                  POLICY YEAR 1       SUBSEQUENT POLICY YEARS
------                                 ---------------    ---------------------------
VUL.................................         $ 26         $                         7
SVUL................................           60                                  10
VUL 2000............................           30                                  10
VUL Provider........................           30                                  10
VUL Accumulator.....................           35                   15 in years 2-10;
                                                           10 in years 11 and beyond.
SVUL Accumulator....................           35                   15 in years 2-10;
                                                           10 in years 11 and beyond.
Pinnacle VUL*.......................          100                                  25
Pinnacle SVUL*......................          100                                  25



       -------

       * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

     - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, Legacy Creator SPVUL and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

    For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

    For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

    For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

       For Legacy Creator SPVUL policies, the current asset based administrative charge is deducted monthly at an annualized rate of 2.25% of the policy's cash value for policy years 1 through 10. The monthly asset based administrative charge is guaranteed not to exceed the annual rate of 2.25% of the cash value of the policy. This charge also covers state premium tax and federal tax expenses.

     - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

     - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.


----------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

--------------------------------------------------------------------------------

    For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

    For VUL Accumulator, this charge is based on the insured's age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.

    For SVUL Accumulator, this charge is based on both insured's age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 31 and beyond.

    For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

     - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

     - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
       2)**, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL Provider policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

    For VUL Accumulator and SVUL Accumulator policies, the mortality and expense risk charge currently ranges from 0.55% to 0.15% (it declines based on the cash value in the Separate Account and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator and SVUL Accumulator policies will never exceed an annual rate of 0.75%.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

    For Legacy Creator SPVUL, the current mortality and expense risk charge is deducted monthly at an annual rate of 0.50% of the cash value in the Separate Account. The mortality and expense charge is guaranteed not to exceed the annual rate of 0.75% of the cash value in the Separate Account.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).


----------
  ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

 *** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

     The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, SPVUL and Legacy Creator SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

     For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider, VUL Accumulator and SVUL Accumulator this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000, VUL Provider, VUL Accumulator and SVUL Accumulator the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

     Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

     For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

     For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

     For Legacy Creator SPVUL, the surrender charge is deducted during the first 9 policy years. The surrender charge is assessed on the amount of the cash value withdrawn in any policy year that is in excess of the surrender charge free window. The surrender charge free window is the greater of 10% of the policy cash value (minus any partial withdrawals already taken in that year) or 100% of the policy gain. The surrender charge percentage declines each policy year from 7.50% in the first year to 0% in year 10 and later.

--------------------------------------------------------------------------------

NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.


----------
  ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:






                             MAINSTAY VP           MAINSTAY VP
                             BALANCED--              BOND--              MAINSTAY VP
                            INITIAL CLASS         INITIAL CLASS        CASH MANAGEMENT
                         ------------------    ------------------    ------------------
                           2010       2009       2010       2009       2010       2009
                         --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........     23         27         80         109       4,554      3,739
Units redeemed.........    (28)       (57)       (70)        (98)     (5,893)    (4,836)
                           ---        ---        ---        ----      ------     ------
  Net increase
     (decrease)........     (5)       (30)        10          11      (1,339)    (1,097)
                           ===        ===        ===        ====      ======     ======

GROUP 2 POLICIES
Units issued...........     12         14         79          83       3,414      1,456
Units redeemed.........    (17)       (32)       (81)       (101)     (4,298)    (3,563)
                           ---        ---        ---        ----      ------     ------
  Net increase
     (decrease)........     (5)       (18)        (2)        (18)       (884)    (2,107)
                           ===        ===        ===        ====      ======     ======

GROUP 3 POLICIES
Units issued...........     --         --         16          49       2,267      1,151
Units redeemed.........     --         --        (30)         (7)     (7,741)    (6,459)
                           ---        ---        ---        ----      ------     ------
  Net increase
     (decrease)........     --         --        (14)         42      (5,474)    (5,308)
                           ===        ===        ===        ====      ======     ======

GROUP 4 POLICIES
Units issued...........     28         88        134         100       6,637      3,595
Units redeemed.........    (26)       (70)       (94)        (82)     (6,428)    (6,297)
                           ---        ---        ---        ----      ------     ------
  Net increase
     (decrease)........      2         18         40          18         209     (2,702)
                           ===        ===        ===        ====      ======     ======




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                                MAINSTAY VP
          MAINSTAY VP          CONSERVATIVE           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
        COMMON STOCK--         ALLOCATION--          CONVERTIBLE--        FLOATING RATE--        GOVERNMENT--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2010       2009       2010       2009       2010       2009       2010       2009       2010       2009
      ----------------------------------------------------------------------------------------------------------


          14        234        90        137          32         81        75        108         47          62
        (216)      (384)      (96)       (53)        (50)       (95)      (76)       (36)       (61)        (93)
        ----       ----       ---        ---        ----       ----       ---        ---        ---        ----
        (202)      (150)       (6)        84         (18)       (14)       (1)        72        (14)        (31)
        ====       ====       ===        ===        ====       ====       ===        ===        ===        ====


          22        351        55         50          25        157        73         79         40          48
        (253)      (534)      (35)       (12)       (108)      (205)      (30)       (38)       (61)       (103)
        ----       ----       ---        ---        ----       ----       ---        ---        ---        ----
        (231)      (183)       20         38         (83)       (48)       43         41        (21)        (55)
        ====       ====       ===        ===        ====       ====       ===        ===        ===        ====


          11          9        --         --           8          7        10         56          7          11
          (8)       (26)       --         --          (8)       (11)      (13)       (18)       (15)         (7)
        ----       ----       ---        ---        ----       ----       ---        ---        ---        ----
           3        (17)       --         --          --         (4)       (3)        38         (8)          4
        ====       ====       ===        ===        ====       ====       ===        ===        ===        ====


          56        127        69         71          55        182       123        179        123          78
         (55)      (117)      (43)       (18)        (54)      (109)      (81)       (49)       (91)       (112)
        ----       ----       ---        ---        ----       ----       ---        ---        ---        ----
           1         10        26         53           1         73        42        130         32         (34)
        ====       ====       ===        ===        ====       ====       ===        ===        ===        ====


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                GROWTH                GROWTH              HIGH YIELD
                             ALLOCATION--            EQUITY--          CORPORATE BOND--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2010       2009       2010       2009       2010       2009
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........      115        194         34       1,032        52        239
Units redeemed.........     (121)       (96)      (504)     (1,436)     (168)      (288)
                            ----       ----       ----      ------      ----       ----
  Net increase
     (decrease)........       (6)        98       (470)       (404)     (116)       (49)
                            ====       ====       ====      ======      ====       ====

GROUP 2 POLICIES
Units issued...........       58        119         49         941        87        276
Units redeemed.........      (39)       (70)      (469)     (1,315)     (133)      (231)
                            ----       ----       ----      ------      ----       ----
  Net increase
     (decrease)........       19         49       (420)       (374)      (46)        45
                            ====       ====       ====      ======      ====       ====

GROUP 3 POLICIES
Units issued...........       --         --          5           6        46         12
Units redeemed.........       --         --        (16)         (6)      (30)       (76)
                            ----       ----       ----      ------      ----       ----
  Net increase
     (decrease)........       --         --        (11)         --        16        (64)
                            ====       ====       ====      ======      ====       ====

GROUP 4 POLICIES
Units issued...........      234        523         41         149       153        559
Units redeemed.........      (66)      (199)       (61)       (134)     (135)      (246)
                            ----       ----       ----      ------      ----       ----
  Net increase
     (decrease)........      168        324        (20)         15        18        313
                            ====       ====       ====      ======      ====       ====




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          ICAP SELECT             INCOME             INTERNATIONAL           LARGE CAP              MID CAP
           EQUITY--              BUILDER--             EQUITY--              GROWTH--               CORE--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2010       2009       2010       2009       2010       2009       2010       2009       2010       2009
      ----------------------------------------------------------------------------------------------------------


          64      1,188         13        197         27         86        160        211         40        618
        (449)      (650)      (147)      (355)      (119)      (166)      (128)      (149)      (176)      (104)
        ----      -----       ----       ----       ----       ----       ----       ----       ----      -----
        (385)       538       (134)      (158)       (92)       (80)        32         62       (136)       514
        ====      =====       ====       ====       ====       ====       ====       ====       ====      =====


          43      1,001         16        148         34         96        106        217         45        715
        (305)      (387)      (100)      (214)      (140)      (170)      (145)      (262)      (138)      (103)
        ----      -----       ----       ----       ----       ----       ----       ----       ----      -----
        (262)       614        (84)       (66)      (106)       (74)       (39)       (45)       (93)       612
        ====      =====       ====       ====       ====       ====       ====       ====       ====      =====


          23         28          2          2         --         --         25         21         --         --
         (24)       (28)        (2)        (3)        --         --         (8)       (24)        --         --
        ----      -----       ----       ----       ----       ----       ----       ----       ----      -----
          (1)        --         --         (1)        --         --         17         (3)        --         --
        ====      =====       ====       ====       ====       ====       ====       ====       ====      =====


         154      1,228         23         63         95        250        119        224        115      1,222
        (127)      (214)       (20)       (74)       (70)      (221)       (63)       (94)      (111)      (157)
        ----      -----       ----       ----       ----       ----       ----       ----       ----      -----
          27      1,014          3        (11)        25         29         56        130          4      1,065
        ====      =====       ====       ====       ====       ====       ====       ====       ====      =====


--------------------------------------------------------------------------------








                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                MID CAP               MID CAP              MODERATE
                               GROWTH--               VALUE--            ALLOCATION--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2010       2009       2010       2009       2010       2009
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........      --           81       --           73       171       154
Units redeemed.........      --         (844)      --         (883)     (107)      (88)
                             --       ------       --       ------      ----       ---
  Net increase
     (decrease)........      --         (763)      --         (810)       64        66
                             ==       ======       ==       ======      ====       ===

GROUP 2 POLICIES
Units issued...........      --           94       --           90        94        98
Units redeemed.........      --         (889)      --         (889)      (66)      (49)
                             --       ------       --       ------      ----       ---
  Net increase
     (decrease)........      --         (795)      --         (799)       28        49
                             ==       ======       ==       ======      ====       ===

GROUP 3 POLICIES
Units issued...........      --           --       --           --        --        --
Units redeemed.........      --           --       --           --        --        --
                             --       ------       --       ------      ----       ---
  Net increase
     (decrease)........      --           --       --           --        --        --
                             ==       ======       ==       ======      ====       ===

GROUP 4 POLICIES
Units issued...........      --          248       --          185       203       293
Units redeemed.........      --       (1,296)      --       (1,122)      (95)      (83)
                             --       ------       --       ------      ----       ---
  Net increase
     (decrease)........      --       (1,048)      --         (937)      108       210
                             ==       ======       ==       ======      ====       ===




Not all investment divisions are available under all policies.

(a) For Group 1, 2 and 4 Policies, represents the period November 20, 2009 (Commencement of Investments) through December 31, 2009.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP         MAINSTAY VP         MAINSTAY VP                            ALGER CAPITAL
        MODERATE GROWTH         S&P 500            SMALL CAP          MAINSTAY VP        APPRECIATION
         ALLOCATION--           INDEX--            GROWTH--        U.S. SMALL CAP--       PORTFOLIO--
         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS     CLASS I-2 SHARES
      ------------------  ------------------  ------------------  ------------------  ------------------
        2010       2009     2010       2009     2010       2009     2010     2009(A)    2010       2009
      --------------------------------------------------------------------------------------------------


         159        187       27         513     --          55      29        288       --         --
        (109)      (207)    (351)       (852)    --        (462)    (56)        (4)      --         --
        ----       ----     ----      ------     --        ----     ---        ---       --        ---
          50        (20)    (324)       (339)    --        (407)    (27)       284       --         --
        ====       ====     ====      ======     ==        ====     ===        ===       ==        ===


          88        151       93         899     --          75      45        425       --         --
         (93)       (99)    (702)     (1,208)    --        (627)    (63)       (15)      --         --
        ----       ----     ----      ------     --        ----     ---        ---       --        ---
          (5)        52     (609)       (309)    --        (552)    (18)       410       --         --
        ====       ====     ====      ======     ==        ====     ===        ===       ==        ===


          --         --       26          24     --          --      --         --        8         17
          --         --      (31)        (31)    --          --      --         --       (4)       (17)
        ----       ----     ----      ------     --        ----     ---        ---       --        ---
          --         --       (5)         (7)    --          --      --         --        4         --
        ====       ====     ====      ======     ==        ====     ===        ===       ==        ===


         233        472      139         655     --         170      48        719       --         --
         (31)      (185)    (177)       (535)    --        (862)    (52)       (12)      --         --
        ----       ----     ----      ------     --        ----     ---        ---       --        ---
         202        287      (38)        120     --        (692)     (4)       707       --         --
        ====       ====     ====      ======     ==        ====     ===        ===       ==        ===


--------------------------------------------------------------------------------








                                ALGER           ALLIANCEBERNSTEIN         AMERICAN
                              SMALL CAP            VPS SMALL/            CENTURY(R)
                               GROWTH             MID CAP VALUE         VP INFLATION
                             PORTFOLIO--           PORTFOLIO--          PROTECTION--
                          CLASS I-2 SHARES       CLASS A SHARES           CLASS II
                         ------------------    ------------------    ------------------
                           2010       2009       2010       2009       2010       2009
                         --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........      10        133        55         15         --         --
Units redeemed.........    (144)      (251)      (23)        (4)        --         --
                           ----       ----       ---        ---         --         --
  Net increase
     (decrease)........    (134)      (118)       32         11         --         --
                           ====       ====       ===        ===         ==         ==

GROUP 2 POLICIES
Units issued...........       7        165        64         53         --         --
Units redeemed.........    (163)      (286)      (27)        (5)        --         --
                           ----       ----       ---        ---         --         --
  Net increase
     (decrease)........    (156)      (121)       37         48         --         --
                           ====       ====       ===        ===         ==         ==

GROUP 3 POLICIES
Units issued...........       5          5        --         --          9          2
Units redeemed.........      (5)        (8)       --         --         (5)        (4)
                           ----       ----       ---        ---         --         --
  Net increase
     (decrease)........      --         (3)       --         --          4         (2)
                           ====       ====       ===        ===         ==         ==

GROUP 4 POLICIES
Units issued...........      13         80       127         90         --         --
Units redeemed.........     (37)       (74)      (72)       (12)        --         --
                           ----       ----       ---        ---         --         --
  Net increase
     (decrease)........     (24)         6        55         78         --         --
                           ====       ====       ===        ===         ==         ==




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







           AMERICAN
          CENTURY(R)             AMERICAN             CALVERT VP            DREYFUS IP            DREYFUS VIF
              VP                CENTURY(R)                SRI               TECHNOLOGY           OPPORTUNISTIC
        INTERNATIONAL--         VP VALUE--             BALANCED              GROWTH--             SMALL CAP--
           CLASS II              CLASS II              PORTFOLIO          INITIAL SHARES        INITIAL SHARES
      ------------------    ------------------    ------------------    ------------------    ------------------
        2010       2009       2010       2009       2010       2009       2010       2009       2010       2009
      ----------------------------------------------------------------------------------------------------------


         --         --         --         --          6         11         51          38        --         --
         --         --         --         --         (8)       (28)       (46)       (125)       --         --
        ---         --        ---        ---        ---        ---        ---        ----       ---         --
         --         --         --         --         (2)       (17)         5         (87)       --         --
        ===         ==        ===        ===        ===        ===        ===        ====       ===         ==

         --         --         --         --          6         21         36          62        --         --
         --         --         --         --        (17)       (34)       (46)        (65)       --         --
        ---         --        ---        ---        ---        ---        ---        ----       ---         --
         --         --         --         --        (11)       (13)       (10)         (3)       --         --
        ===         ==        ===        ===        ===        ===        ===        ====       ===         ==


         22         10         15          4         --         --          7           9        19         12
        (17)        (6)       (12)       (14)        --         --         (6)        (11)      (14)        (9)
        ---         --        ---        ---        ---        ---        ---        ----       ---         --
          5          4          3        (10)        --         --          1          (2)        5          3
        ===         ==        ===        ===        ===        ===        ===        ====       ===         ==


         --         --         --         --         10         19        122         134        --         --
         --         --         --         --         (7)       (16)       (54)        (59)       --         --
        ---         --        ---        ---        ---        ---        ---        ----       ---         --
         --         --         --         --          3          3         68          75        --         --
        ===         ==        ===        ===        ===        ===        ===        ====       ===         ==


--------------------------------------------------------------------------------








                           DWS DREMAN
                          SMALL MID CAP          FIDELITY(R)           FIDELITY(R)
                              VALUE                  VIP                   VIP
                              VIP--            CONTRAFUND(R)--       EQUITY-INCOME--
                         CLASS A SHARES         INITIAL CLASS         INITIAL CLASS
                       ------------------    ------------------    ------------------
                         2010       2009       2010       2009       2010       2009
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........      31         27          21        307         34        163
Units redeemed......     (19)        (3)       (372)      (642)      (143)      (257)
                         ---         --        ----       ----       ----       ----

  Net increase
     (decrease).....      12         24        (351)      (335)      (109)       (94)
                         ===         ==        ====       ====       ====       ====

GROUP 2 POLICIES
Units issued........      11         12          54        413         28        176
Units redeemed......      (9)        (3)       (332)      (606)      (148)      (231)
                         ---         --        ----       ----       ----       ----

  Net increase
     (decrease).....       2          9        (278)      (193)      (120)       (55)
                         ===         ==        ====       ====       ====       ====

GROUP 3 POLICIES
Units issued........      --         --         175         83         24         27
Units redeemed......      --         --         (36)       (26)       (28)       (19)
                         ---         --        ----       ----       ----       ----
  Net increase
     (decrease).....      --         --         139         57         (4)         8
                         ===         ==        ====       ====       ====       ====

GROUP 4 POLICIES
Units issued........      61         40         147        564         82        296
Units redeemed......     (54)        (6)        (75)      (404)       (54)      (243)
                         ---         --        ----       ----       ----       ----
  Net increase
     (decrease).....       7         34          72        160         28         53
                         ===         ==        ====       ====       ====       ====




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          FIDELITY(R)           FIDELITY(R)         FIDELITY(R) VIP                               FIDELITY(R)
              VIP                   VIP               INVESTMENT            FIDELITY(R)               VIP
           GROWTH--             INDEX 500--          GRADE BOND--          VIP MID CAP--          OVERSEAS--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2010       2009       2010       2009       2010       2009       2010       2009       2010       2009
      ----------------------------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
        ---        ---        ---        ---        ---         --         --        ---        ---        ---
         --         --         --         --         --         --         --         --         --         --
        ===        ===        ===        ===        ===         ==         ==        ===        ===        ===



         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
        ---        ---        ---        ---        ---         --         --        ---        ---        ---
         --         --         --         --         --         --         --         --         --         --
        ===        ===        ===        ===        ===         ==         ==        ===        ===        ===


          8         13         83        224         11          4         23         17         75         47
        (16)       (32)       (17)       (34)       (17)        (5)        (8)       (11)       (12)       (17)
        ---        ---        ---        ---        ---         --         --        ---        ---        ---
         (8)       (19)        66        190         (6)        (1)        15          6         63         30
        ===        ===        ===        ===        ===         ==         ==        ===        ===        ===


         --         --         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --         --         --
        ---        ---        ---        ---        ---         --         --        ---        ---        ---
         --         --         --         --         --         --         --         --         --         --
        ===        ===        ===        ===        ===         ==         ==        ===        ===        ===


--------------------------------------------------------------------------------








                                                       JANUS ASPEN            JANUS ASPEN
                               INVESCO V.I.              BALANCED              ENTERPRISE
                               INTERNATIONAL           PORTFOLIO--            PORTFOLIO--
                               GROWTH FUND--          INSTITUTIONAL          INSTITUTIONAL
                              SERIES I SHARES             SHARES                 SHARES
                           --------------------    -------------------    -------------------
                             2010        2009        2010        2009       2010        2009
                           ------------------------------------------------------------------

GROUP 1 POLICIES
Units issued............       26          29          21         134         --         --
Units redeemed..........      (18)        (15)       (125)       (276)        --         --
                              ---         ---        ----        ----        ---        ---
  Net increase
     (decrease).........        8          14        (104)       (142)        --         --
                              ===         ===        ====        ====        ===        ===

GROUP 2 POLICIES
Units issued............       30          37          24         381         --         --
Units redeemed..........      (38)         (8)       (385)       (678)        --         --
                              ---         ---        ----        ----        ---        ---
  Net increase
     (decrease).........       (8)         29        (361)       (297)        --         --
                              ===         ===        ====        ====        ===        ===

GROUP 3 POLICIES
Units issued............       --          --          19          27          8          4
Units redeemed..........       --          --         (20)        (24)       (14)       (49)
                              ---         ---        ----        ----        ---        ---
  Net increase
     (decrease).........       --          --          (1)          3         (6)       (45)
                              ===         ===        ====        ====        ===        ===

GROUP 4 POLICIES
Units issued............       60          56          58         201         --         --
Units redeemed..........       (7)        (10)        (60)       (203)        --         --
                              ---         ---        ----        ----        ---        ---
  Net increase
     (decrease).........       53          46          (2)         (2)        --         --
                              ===         ===        ====        ====        ===        ===




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






          JANUS ASPEN
           WORLDWIDE            MFS(R)              MFS(R)              MFS(R)              MFS(R)
          PORTFOLIO--          INVESTORS         NEW DISCOVERY         RESEARCH            UTILITIES
         INSTITUTIONAL      TRUST SERIES--         SERIES--            SERIES--            SERIES--
            SHARES           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ------------------  ------------------  ------------------  ------------------  ------------------
        2010       2009     2010       2009     2010       2009     2010       2009     2010       2009
      --------------------------------------------------------------------------------------------------


          60        346      --         --       --         --       --         --      103         90
        (308)      (506)     --         --       --         --       --         --      (26)       (11)
        ----       ----      --         --      ---         --       --         --      ---        ---
        (248)      (160)     --         --       --         --       --         --       77         79
        ====       ====      ==         ==      ===         ==       ==         ==      ===        ===


          33        679      --         --       --         --       --         --       70         77
        (371)      (894)     --         --       --         --       --         --      (27)       (14)
        ----       ----      --         --      ---         --       --         --      ---        ---
        (338)      (215)     --         --       --         --       --         --       43         63
        ====       ====      ==         ==      ===         ==       ==         ==      ===        ===


          29         10       6         --       29          2        4          1       13         11
         (24)       (20)     (6)        (6)     (15)        (2)      (3)        (4)      (7)        (8)
        ----       ----      --         --      ---         --       --         --      ---        ---
           5        (10)     --         (6)      14         --        1         (3)       6          3
        ====       ====      ==         ==      ===         ==       ==         ==      ===        ===


          61        183      --         --       --         --       --         --      191        197
         (46)      (131)     --         --       --         --       --         --      (21)       (34)
        ----       ----      --         --      ---         --       --         --      ---        ---
          15         52      --         --       --         --       --         --      170        163
        ====       ====      ==         ==      ===         ==       ==         ==      ===        ===


--------------------------------------------------------------------------------






                            NEUBERGER
                           BERMAN AMT
                             MID-CAP                PIMCO                 PIMCO
                             GROWTH             GLOBAL BOND--        LOW DURATION--
                           PORTFOLIO--         ADMINISTRATIVE        ADMINISTRATIVE
                         CLASS I SHARES         CLASS SHARES          CLASS SHARES
                       ------------------    ------------------    ------------------
                         2010       2009       2010       2009       2010       2009
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........      --         --         --         --         --         --
Units redeemed......      --         --         --         --         --         --
                          --        ---         --         --         --         --

  Net increase
     (decrease).....      --         --         --         --         --         --
                          ==        ===         ==         ==         ==         ==

GROUP 2 POLICIES
Units issued........      --         --         --         --         --         --
Units redeemed......      --         --         --         --         --         --
                          --        ---         --         --         --         --
  Net increase
     (decrease).....      --         --         --         --         --         --
                          ==        ===         ==         ==         ==         ==

GROUP 3 POLICIES
Units issued........       4          1         12         --          1         33
Units redeemed......      (2)       (10)        (7)        (5)        (9)        --
                          --        ---         --         --         --         --
  Net increase
     (decrease).....       2         (9)         5         (5)        (8)        33
                          ==        ===         ==         ==         ==         ==

GROUP 4 POLICIES
Units issued........      --         --         --         --         --         --
Units redeemed......      --         --         --         --         --         --
                          --        ---         --         --         --         --
  Net increase
     (decrease).....      --         --         --         --         --         --
                          ==        ===         ==         ==         ==         ==




Not all investment divisions are available under all policies.

(b) For Group 1, 2 and 4 Policies, represents the period May 1, 2010 (Commencement of Investments) through December 31, 2010.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







             PIMCO                 PIMCO
         REAL RETURN--        TOTAL RETURN--        ROYCE MICRO-CAP       ROYCE SMALL-CAP        T. ROWE PRICE
        ADMINISTRATIVE        ADMINISTRATIVE          PORTFOLIO--           PORTFOLIO--          EQUITY INCOME
         CLASS SHARES          CLASS SHARES        INVESTMENT CLASS      INVESTMENT CLASS          PORTFOLIO
      ------------------    ------------------    ------------------    ------------------    ------------------
      2010(B)      2009       2010       2009       2010       2009       2010       2009       2010       2009
      ----------------------------------------------------------------------------------------------------------


         81         --         --         --         45         66         77         23          79        117
        (15)        --         --         --        (30)       (25)       (42)       (36)       (154)      (238)
        ---         --        ---         --        ---        ---        ---        ---        ----       ----
         66         --         --         --         15         41         35        (13)        (75)      (121)
        ===         ==        ===         ==        ===        ===        ===        ===        ====       ====


         75         --         --         --         33         47         38         28          56        183
         (5)        --         --         --        (35)       (19)       (21)       (28)       (136)      (287)
        ---         --        ---         --        ---        ---        ---        ---        ----       ----
         70         --         --         --         (2)        28         17         --         (80)      (104)
        ===         ==        ===         ==        ===        ===        ===        ===        ====       ====


         33          4         68         34         --         --         --         --          33         23
         (7)        (5)       (34)        (5)        --         --         --         --         (15)       (38)
        ---         --        ---         --        ---        ---        ---        ---        ----       ----
         26         (1)        34         29         --         --         --         --          18        (15)
        ===         ==        ===         ==        ===        ===        ===        ===        ====       ====


        109         --         --         --        110        174         83        129          95        349
        (10)        --         --         --        (36)       (63)       (26)       (48)        (76)      (310)
        ---         --        ---         --        ---        ---        ---        ---        ----       ----
         99         --         --         --         74        111         57         81          19         39
        ===         ==        ===         ==        ===        ===        ===        ===        ====       ====


--------------------------------------------------------------------------------







                                                                      UIF EMERGING
                          T. ROWE PRICE         UIF EMERGING             MARKETS
                          LIMITED-TERM             MARKETS               EQUITY
                              BOND            DEBT PORTFOLIO--         PORTFOLIO--
                            PORTFOLIO              CLASS I               CLASS I
                       ------------------    ------------------    ------------------
                         2010       2009       2010       2009       2010       2009
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........      --         --         --         --          31         86
Units redeemed......      --         --         --         --        (101)      (167)
                         ---         --         --         --        ----       ----
  Net increase
     (decrease).....      --         --         --         --         (70)       (81)
                         ===         ==         ==         ==        ====       ====

GROUP 2 POLICIES
Units issued........      --         --         --         --          33         81
Units redeemed......      --         --         --         --         (89)      (128)
                         ---         --         --         --        ----       ----
  Net increase
     (decrease).....      --         --         --         --         (56)       (47)
                         ===         ==         ==         ==        ====       ====

GROUP 3 POLICIES
Units issued........      12         12          7          3          20         16
Units redeemed......     (10)        (2)        (6)        (2)         (7)       (10)
                         ---         --         --         --        ----       ----
  Net increase
     (decrease).....       2         10          1          1          13          6
                         ===         ==         ==         ==        ====       ====

GROUP 4 POLICIES
Units issued........      --         --         --         --          61        208
Units redeemed......      --         --         --         --         (55)       (93)
                         ---         --         --         --        ----       ----
  Net increase
     (decrease).....      --         --         --         --           6        115
                         ===         ==         ==         ==        ====       ====




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







           UIF U.S.             VAN ECK           VAN ECK VIP
          REAL ESTATE         VIP GLOBAL         MULTI-MANAGER
          PORTFOLIO--        HARD ASSETS--      ALTERNATIVES--
            CLASS I          INITIAL CLASS       INITIAL CLASS
      ------------------  ------------------  ------------------
        2010       2009     2010       2009     2010       2009
      ----------------------------------------------------------


         150         10       95        157      --         --
         (18)       (21)    (121)      (103)     --         --
        ----       ----     ----       ----     ---         --
         132        (11)     (26)        54      --         --
        ====       ====     ====       ====     ===         ==


          87         35       54        112      --         --
         (33)        (5)     (78)       (76)     --         --
        ----       ----     ----       ----     ---         --
          54         30      (24)        36      --         --
        ====       ====     ====       ====     ===         ==


          14         11        9         18      17         39
          (7)        (3)      (3)       (13)    (10)        (2)
        ----       ----     ----       ----     ---         --
           7          8        6          5       7         37
        ====       ====     ====       ====     ===         ==


         366         61      164        380      --         --
        (238)      (188)    (100)      (139)     --         --
        ----       ----     ----       ----     ---         --
         128       (127)      64        241      --         --
        ====       ====     ====       ====     ===         ==


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2010, 2009, 2008, 2007 and 2006:



                                                       MAINSTAY VP
                                                       BALANCED--
                                                      INITIAL CLASS
                                     ----------------------------------------------
                                       2010      2009      2008      2007     2006
                                     ----------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $2,881    $2,605    $ 2,397   $3,477   $9,094
Units Outstanding..................      237       242        272      294      785
Variable Accumulation Unit Value...   $12.16    $10.78    $  8.82   $11.82   $11.58
Total Return.......................    12.8%     22.2%     (25.4%)    2.1%     9.9%
Investment Income Ratio............     1.4%      3.2%         --     1.9%     2.1%

GROUP 2 POLICIES(b)
Net Assets.........................   $1,428    $1,318    $ 1,232   $1,922   $1,618
Units Outstanding..................      116       121        139      162      139
Variable Accumulation Unit Value...   $12.30    $10.88    $  8.89   $11.89   $11.62
Total Return.......................    13.1%     22.5%     (25.2%)    2.3%    10.1%
Investment Income Ratio............     1.4%      3.1%         --     2.4%     2.1%

GROUP 3 POLICIES
Net Assets.........................   $   --    $   --    $    --   $   --   $   --
Units Outstanding..................       --        --         --       --       --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --   $   --
Total Return.......................       --        --         --       --       --
Investment Income Ratio............       --        --         --       --       --

GROUP 4 POLICIES
Net Assets.........................   $5,289    $4,632    $ 3,601   $4,525   $2,846
Units Outstanding..................      418       416        398      375      243
Variable Accumulation Unit Value...   $12.66    $11.14    $  9.05   $12.05   $11.72
Total Return.......................    13.6%     23.1%     (24.9%)    2.8%    10.7%
Investment Income Ratio............     1.5%      3.2%         --     2.6%     2.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                     BOND--INITIAL CLASS                                 CASH MANAGEMENT
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------



       $15,906   $14,631   $13,446   $13,105   $12,712   $14,969   $17,230   $19,578   $15,062   $12,191
           641       631       620       623       639     9,626    10,965    12,062     9,719     8,188
       $ 24.83   $ 23.19   $ 21.67   $ 21.03   $ 19.89   $  1.55   $  1.57   $  1.58   $  1.55   $  1.49
          7.1%      7.0%      3.0%      5.8%      3.8%     (0.7%)    (0.6%)     1.5%      4.1%      3.9%
          3.1%      4.7%      4.3%      3.7%      1.2%        --        --      2.1%      4.7%      4.5%


       $11,975   $11,198   $10,728   $10,731   $10,257   $14,298   $15,480   $18,204   $11,840   $10,665
           644       646       664       686       695    11,456    12,340    14,447     9,549     8,981
       $ 18.58   $ 17.32   $ 16.15   $ 15.65   $ 14.76   $  1.25   $  1.25   $  1.26   $  1.24   $  1.19
          7.3%      7.2%      3.2%      6.0%      4.0%     (0.5%)    (0.4%)     1.7%      4.3%      4.1%
          3.1%      4.7%      4.3%      3.6%      1.2%        --        --      2.1%      4.7%      4.5%


       $ 1,963   $ 2,043   $ 1,300   $ 1,170   $   589   $11,005   $17,580   $23,952   $13,676   $ 4,592
           120       134        92        86        46     9,162    14,636    19,944    11,638     4,097
       $ 16.40   $ 15.21   $ 14.11   $ 13.60   $ 12.77   $  1.20   $  1.20   $  1.20   $  1.18   $  1.12
          7.8%      7.8%      3.7%      6.5%      4.6%      0.0%      0.0%      2.2%      4.8%      4.6%
          3.0%      5.0%      4.6%      4.4%      1.7%        --        --      2.0%      4.5%      4.4%


       $ 8,842   $ 7,610   $ 6,760   $ 5,345   $ 4,651   $16,850   $16,600   $19,750   $ 9,963   $ 5,943
           553       513       495       402       374    14,285    14,076    16,778     8,603     5,397
       $ 15.99   $ 14.83   $ 13.76   $ 13.27   $ 12.45   $  1.18   $  1.18   $  1.18   $  1.15   $  1.10
          7.8%      7.8%      3.7%      6.5%      4.5%      0.0%      0.0%      2.2%      4.8%      4.6%
          3.2%      4.6%      4.6%      3.7%      1.3%        --        --      1.9%      4.6%      4.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                       MAINSTAY VP
                                               COMMON STOCK--INITIAL CLASS
                                     -----------------------------------------------
                                       2010      2009      2008      2007      2006
                                     -----------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $45,544   $46,181   $41,295   $70,276  $71,216
Units Outstanding..................     1,523     1,725     1,875     2,017    2,133
Variable Accumulation Unit Value...   $ 29.92   $ 26.76   $ 22.02   $ 34.85  $ 33.38
Total Return.......................     11.8%     21.5%    (36.8%)     4.4%    15.7%
Investment Income Ratio............      1.6%      2.1%      1.5%      1.2%     0.6%

GROUP 2 POLICIES(b)
Net Assets.........................   $25,318   $24,961   $22,028   $37,367  $37,206
Units Outstanding..................     2,221     2,452     2,635     2,829    2,949
Variable Accumulation Unit Value...   $ 11.41   $ 10.18   $  8.36   $ 13.21  $ 12.62
Total Return.......................     12.0%     21.8%    (36.7%)     4.6%    15.9%
Investment Income Ratio............      1.6%      2.1%      1.5%      1.2%     0.6%

GROUP 3 POLICIES
Net Assets.........................   $   801   $   687   $   706   $   880  $   712
Units Outstanding..................        68        65        82        65       55
Variable Accumulation Unit Value...   $ 11.85   $ 10.52   $  8.60   $ 13.51  $ 12.85
Total Return.......................     12.6%     22.4%    (36.4%)     5.1%    16.5%
Investment Income Ratio............      1.7%      1.9%      1.7%      1.3%     0.7%

GROUP 4 POLICIES
Net Assets.........................   $ 7,381   $ 6,542   $ 5,255   $ 7,761  $ 6,331
Units Outstanding..................       545       544       534       502      431
Variable Accumulation Unit Value...   $ 13.55   $ 12.04   $  9.83   $ 15.46  $ 14.70
Total Return.......................     12.6%     22.4%    (36.4%)     5.1%    16.5%
Investment Income Ratio............      1.6%      2.1%      1.6%      1.3%     0.6%


Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                         MAINSTAY VP
                        CONSERVATIVE
                        ALLOCATION--                                       MAINSTAY VP
                        INITIAL CLASS                              CONVERTIBLE--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------


       $3,211    $2,951    $ 1,643   $1,264    $  990    $12,260   $10,892   $ 7,724   $12,342   $11,002
          255       261        177      110        92        452       470       484       503       512
       $12.56    $11.29    $  9.30   $11.48    $10.75    $ 27.11   $ 23.16   $ 15.97   $ 24.52   $ 21.50
        11.2%     21.4%     (19.0%)    6.7%      7.5%      17.0%     45.1%    (34.9%)    14.1%      9.6%
         2.7%      3.1%       0.1%     2.8%      1.9%       2.9%      2.2%      2.1%      2.3%      2.3%


       $1,820    $1,409    $   817   $  416    $  243    $18,942   $17,527   $12,604   $21,168   $19,175
          145       125         87       36        23        983     1,066     1,114     1,221     1,264
       $12.55    $11.26    $  9.25   $11.40    $10.65    $ 19.28   $ 16.44   $ 11.31   $ 17.34   $ 15.17
        11.5%     21.7%     (18.8%)    7.0%      6.5%      17.3%     45.3%    (34.7%)    14.3%      9.9%
         2.5%      3.1%       0.2%     3.2%      2.9%       2.9%      2.2%      2.1%      2.3%      2.4%


       $   --    $   --    $    --   $   --    $   --    $   679   $   578   $   433   $   481   $   331
           --        --         --       --        --         36        36        40        29        23
       $   --    $   --    $    --   $   --    $   --    $ 18.74   $ 15.90   $ 10.88   $ 16.60   $ 14.45
           --        --         --       --        --      17.9%     46.1%    (34.4%)    14.9%     10.4%
           --        --         --       --        --       3.0%      2.3%      2.6%      2.5%      2.6%


       $3,092    $2,464    $ 1,523   $  961    $  245    $12,549   $10,631   $ 6,483   $ 8,552   $ 6,526
          240       214        161       80        23        664       663       590       510       448
       $12.86    $11.48    $  9.39   $11.51    $10.71    $ 18.91   $ 16.04   $ 10.98   $ 16.75   $ 14.58
        12.0%     22.3%     (18.4%)    7.5%      7.1%      17.9%     46.1%    (34.4%)    14.9%     10.4%
         2.5%      3.3%       0.1%     4.1%      2.7%       2.9%      2.3%      2.4%      2.3%      2.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP
                                                     FLOATING RATE--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010      2009      2008      2007      2006
                                     -----------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $2,934    $2,732    $ 1,458   $2,345   $26,514
Units Outstanding..................      246       247        175      216     2,480
Variable Accumulation Unit Value...   $11.89    $11.08    $  8.35   $10.89   $ 10.69
Total Return.......................     7.4%     32.7%     (23.3%)    1.8%      5.2%
Investment Income Ratio............     4.0%      3.7%       5.3%     6.6%      6.3%

GROUP 2 POLICIES(b)
Net Assets.........................   $2,783    $2,101    $ 1,238   $1,619   $ 1,472
Units Outstanding..................      231       188        147      148       137
Variable Accumulation Unit Value...   $12.03    $11.18    $  8.41   $10.95   $ 10.73
Total Return.......................     7.6%     32.9%     (23.2%)    2.0%      5.5%
Investment Income Ratio............     4.0%      3.7%       5.3%     6.5%      6.4%

GROUP 3 POLICIES
Net Assets.........................   $1,677    $1,589    $   877   $1,000   $   611
Units Outstanding..................      142       145        107       94        59
Variable Accumulation Unit Value...   $11.83    $10.94    $  8.19   $10.61   $ 10.34
Total Return.......................     8.1%     33.6%     (22.8%)    2.6%      3.4%
Investment Income Ratio............     4.0%      3.6%       5.3%     6.5%      5.9%

GROUP 4 POLICIES
Net Assets.........................   $5,376    $4,488    $ 2,249   $2,827   $ 2,131
Units Outstanding..................      434       392        262      255       197
Variable Accumulation Unit Value...   $12.37    $11.45    $  8.57   $11.10   $ 10.82
Total Return.......................     8.1%     33.6%     (22.8%)    2.6%      6.0%
Investment Income Ratio............     4.0%      3.6%       5.3%     6.5%      6.1%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                                           MAINSTAY VP
                                                                             GROWTH
                         MAINSTAY VP                                      ALLOCATION--
                  GOVERNMENT--INITIAL CLASS                               INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------


       $9,654    $9,527    $10,112   $8,394    $8,512    $ 8,753   $ 7,729   $ 5,332   $6,400    $2,781
          427       441        472      428       460        794       800       702      521       249
       $22.58    $21.59    $ 21.39   $19.62    $18.52    $ 11.03   $  9.65   $  7.59   $12.25    $11.17
         4.6%      0.9%       9.0%     5.9%      3.3%      14.2%     27.1%    (38.0%)    9.6%     11.7%
         3.2%      3.6%       3.2%     4.9%      0.8%       1.2%      2.4%      0.7%     1.5%      1.4%


       $6,458    $6,506    $ 7,349   $6,014    $5,969    $ 5,249   $ 4,407   $ 3,085   $3,803    $2,018
          367       388        443      396       417        479       460       411      315       183
       $17.58    $16.77    $ 16.59   $15.19    $14.31    $ 10.96   $  9.58   $  7.52   $12.10    $11.02
         4.8%      1.1%       9.3%     6.2%      3.5%      14.5%     27.4%    (37.9%)    9.9%     10.2%
         3.1%      3.6%       3.1%     4.9%      1.0%       1.2%      2.4%      0.7%     1.3%      1.6%


       $  541    $  628    $   557   $  414    $  377    $    --   $    --   $    --   $   --    $   --
           35        43         39       32        31         --        --        --       --        --
       $15.30    $14.52    $ 14.29   $13.01    $12.20    $    --   $    --   $    --   $   --    $   --
         5.4%      1.6%       9.8%     6.7%      4.1%         --        --        --       --        --
         2.9%      3.5%       4.2%     4.9%      1.7%         --        --        --       --        --


       $7,101    $6,290    $ 6,605   $4,028    $3,574    $16,382   $12,630   $ 7,277   $6,916    $2,507
          473       441        475      312       299      1,460     1,292       968      565       226
       $15.01    $14.24    $ 14.02   $12.77    $11.97    $ 11.23   $  9.76   $  7.63   $12.22    $11.07
         5.4%      1.6%       9.8%     6.7%      4.0%      15.0%     28.0%    (37.6%)   10.4%     10.7%
         3.2%      3.4%       3.4%     4.9%      1.1%       1.2%      2.5%      0.8%     1.6%      1.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                        MAINSTAY VP
                                               GROWTH EQUITY--INITIAL CLASS
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $120,972  $117,880   $94,367  $168,430  $164,993
Units Outstanding..................     5,496     5,966     6,370     6,895     7,540
Variable Accumulation Unit Value...  $  22.02  $  19.76   $ 14.83  $  24.43  $  21.89
Total Return.......................     11.4%     33.2%    (39.3%)    11.6%      3.7%
Investment Income Ratio............      0.5%      0.6%      0.6%      0.1%      0.4%

GROUP 2 POLICIES(b)
Net Assets.........................  $ 45,244  $ 43,695   $34,846  $ 60,491  $ 57,500
Units Outstanding..................     5,371     5,791     6,165     6,509     6,922
Variable Accumulation Unit Value...  $   8.43  $   7.55   $  5.65  $   9.29  $   8.31
Total Return.......................     11.6%     33.5%    (39.2%)    11.8%      3.9%
Investment Income Ratio............      0.5%      0.6%      0.6%      0.1%      0.4%

GROUP 3 POLICIES
Net Assets.........................  $    479  $    535   $   399  $    462  $    226
Units Outstanding..................        43        54        54        39        21
Variable Accumulation Unit Value...  $  11.04  $   9.83   $  7.33  $  11.99  $  10.67
Total Return.......................     12.2%     34.2%    (38.9%)    12.4%      4.4%
Investment Income Ratio............      0.5%      0.6%      0.8%      0.4%      0.4%

GROUP 4 POLICIES
Net Assets.........................  $  7,718  $  7,093   $ 5,164  $  8,000  $  6,488
Units Outstanding..................       623       643       628       594       542
Variable Accumulation Unit Value...  $  12.38  $  11.04   $  8.22  $  13.45  $  11.97
Total Return.......................     12.2%     34.2%    (38.9%)    12.4%      4.4%
Investment Income Ratio............      0.5%      0.6%      0.6%      0.1%      0.4%


Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------




                         MAINSTAY VP
                         HIGH YIELD                                        MAINSTAY VP
                CORPORATE BOND--INITIAL CLASS                   ICAP SELECT EQUITY--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------


       $50,084   $48,238   $35,074   $52,218   $55,006   $51,346   $48,028   $32,766   $ 7,024   $2,833
         1,482     1,598     1,647     1,848     1,980     3,952     4,337     3,799       504      216
       $ 33.78   $ 30.19   $ 21.29   $ 28.25   $ 27.81   $ 13.00   $ 11.08   $  8.62   $ 13.92   $13.12
         11.9%     41.8%    (24.6%)     1.6%     11.2%     17.3%     28.5%    (38.0%)     6.1%    18.5%
          5.9%      7.8%      9.1%      6.5%      2.0%      0.8%      1.9%      0.8%      0.6%     0.3%


       $30,106   $27,717   $18,920   $27,662   $27,950   $36,114   $33,857   $20,598   $12,629   $6,304
         1,376     1,422     1,377     1,521     1,564     2,573     2,835     2,221       845      449
       $ 21.88   $ 19.52   $ 13.73   $ 18.19   $ 17.87   $ 14.04   $ 11.94   $  9.28   $ 14.94   $14.05
         12.1%     42.1%    (24.5%)     1.8%     11.5%     17.5%     28.8%    (37.9%)     6.3%    18.7%
          5.9%      8.0%      9.2%      6.6%      2.0%      0.8%      1.8%      0.6%      0.6%     0.3%


       $ 3,537   $ 2,830   $ 2,880   $ 1,901   $ 1,125   $ 1,574   $ 1,349   $ 1,038   $   425   $  165
           156       140       204       102        62       104       105       105        27       11
       $ 22.74   $ 20.19   $ 14.13   $ 18.62   $ 18.20   $ 15.09   $ 12.77   $  9.87   $ 15.81   $14.80
         12.7%     42.8%    (24.1%)     2.3%     12.0%     18.1%     29.4%    (37.6%)     6.9%    19.3%
          6.1%      7.4%     12.8%      7.5%      2.9%      0.9%      2.0%      0.7%      0.6%     0.3%


       $38,153   $33,528   $19,252   $24,110   $19,819   $36,210   $30,321   $13,396   $ 7,866   $2,594
         1,758     1,740     1,427     1,354     1,141     2,383     2,356     1,342       493      174
       $ 21.70   $ 19.26   $ 13.48   $ 17.77   $ 17.37   $ 15.19   $ 12.86   $  9.94   $ 15.92   $14.90
         12.7%     42.8%    (24.1%)     2.3%     12.0%     18.1%     29.4%    (37.6%)     6.9%    19.3%
          6.0%      8.1%     10.1%      7.0%      2.2%      0.9%      1.8%      0.6%      0.7%     0.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                               INCOME BUILDER--INITIAL CLASS
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $34,234   $33,064   $29,892   $44,164   $44,324
Units Outstanding..................     1,329     1,463     1,621     1,738     1,863
Variable Accumulation Unit Value...   $ 25.77   $ 22.61   $ 18.43   $ 25.40   $ 23.79
Total Return.......................     14.0%     22.7%    (27.4%)     6.8%      8.7%
Investment Income Ratio............      3.1%      3.6%      3.3%      2.2%      0.6%

GROUP 2 POLICIES(b)
Net Assets.........................   $13,253   $12,541   $10,803   $15,890   $15,673
Units Outstanding..................     1,038     1,122     1,188     1,272     1,341
Variable Accumulation Unit Value...   $ 12.76   $ 11.17   $  9.09   $ 12.50   $ 11.69
Total Return.......................     14.2%     22.9%    (27.3%)     7.0%      8.9%
Investment Income Ratio............      3.1%      3.6%      3.3%      2.2%      0.6%

GROUP 3 POLICIES
Net Assets.........................   $   280   $   246   $   208   $   240   $   172
Units Outstanding..................        20        20        21        18        14
Variable Accumulation Unit Value...   $ 14.14   $ 12.32   $  9.97   $ 13.64   $ 12.69
Total Return.......................     14.8%     23.5%    (26.9%)     7.5%      9.5%
Investment Income Ratio............      2.9%      3.5%      3.3%      2.2%      0.8%

GROUP 4 POLICIES
Net Assets.........................   $ 4,396   $ 3,778   $ 3,176   $ 4,065   $ 3,461
Units Outstanding..................       293       290       301       281       257
Variable Accumulation Unit Value...   $ 14.98   $ 13.05   $ 10.56   $ 14.46   $ 13.45
Total Return.......................     14.8%     23.5%    (26.9%)     7.5%      9.5%
Investment Income Ratio............      3.2%      3.7%      3.5%      2.3%      0.7%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
             INTERNATIONAL EQUITY--INITIAL CLASS                LARGE CAP GROWTH--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      -------------------------------------------------------------------------------------------------


       $19,463   $20,879   $19,246   $29,329   $27,357   $ 7,356   $ 6,128   $ 4,074   $ 5,670  $ 3,636
           779       871       951     1,071     1,039       841       809       747       632      489
       $ 24.99   $ 23.99   $ 20.24   $ 27.42   $ 26.32   $  8.74   $  7.58   $  5.45   $  8.97  $  7.44
          4.2%     18.5%    (26.2%)     4.2%     30.4%     15.4%     39.1%    (39.2%)    20.5%     6.5%
          3.2%      7.2%      1.4%      0.7%      0.3%        --        --      0.1%        --     0.1%


       $12,492   $13,552   $12,336   $18,672   $16,481   $14,345   $12,823   $ 9,538   $15,653  $12,902
           803       909       983     1,099     1,011     1,196     1,235     1,280     1,279    1,273
       $ 15.56   $ 14.91   $ 12.56   $ 16.98   $ 16.26   $ 12.00   $ 10.38   $  7.45   $ 12.24  $ 10.13
          4.4%     18.8%    (26.0%)     4.4%     30.7%     15.6%     39.3%    (39.1%)    20.7%     6.7%
          3.1%      7.2%      1.4%      0.7%      0.3%        --        --      0.1%        --     0.1%


       $    --   $    --   $    --   $    --   $    --   $ 1,149   $   824   $   611   $   487  $   242
            --        --        --        --        --        95        78        81        39       24
       $    --   $    --   $    --   $    --   $    --   $ 12.28   $ 10.57   $  7.55   $ 12.33  $ 10.16
            --        --        --        --        --     16.2%     40.0%    (38.8%)    21.3%     7.2%
            --        --        --        --        --        --        --      0.1%        --     0.1%


       $20,950   $19,552   $15,898   $19,316   $13,667   $ 9,738   $ 7,709   $ 4,400   $ 5,106  $ 2,756
         1,078     1,053     1,024       924       686       700       644       514       363      239
       $ 19.44   $ 18.53   $ 15.53   $ 20.89   $ 19.91   $ 13.91   $ 11.97   $  8.55   $ 13.97  $ 11.51
          4.9%     19.4%    (25.7%)     4.9%     31.3%     16.2%     40.0%    (38.8%)    21.3%     7.2%
          3.3%      7.3%      1.5%      0.7%      0.4%        --        --      0.1%        --     0.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                                MID CAP CORE--INITIAL CLASS
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $18,174   $16,718   $ 6,950   $13,177   $12,614
Units Outstanding..................     1,046     1,182       668       725       725
Variable Accumulation Unit Value...   $ 17.37   $ 14.15   $ 10.41   $ 18.14   $ 17.40
Total Return.......................     22.8%     36.0%    (42.6%)     4.3%     14.1%
Investment Income Ratio............      0.4%      0.5%      0.3%      0.4%        --

GROUP 2 POLICIES(b)
Net Assets.........................   $18,672   $16,527   $ 5,627   $10,340   $ 9,451
Units Outstanding..................     1,048     1,141       529       559       534
Variable Accumulation Unit Value...   $ 17.82   $ 14.49   $ 10.63   $ 18.50   $ 17.70
Total Return.......................     23.0%     36.2%    (42.5%)     4.5%     14.4%
Investment Income Ratio............      0.4%      0.5%      0.3%      0.4%        --

GROUP 3 POLICIES
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

GROUP 4 POLICIES
Net Assets.........................   $35,902   $28,977   $ 8,926   $13,563   $ 9,877
Units Outstanding..................     1,846     1,842       777       680       521
Variable Accumulation Unit Value...   $ 19.44   $ 15.73   $ 11.49   $ 19.88   $ 18.93
Total Return.......................     23.6%     36.9%    (42.2%)     5.0%     15.0%
Investment Income Ratio............      0.4%      0.5%      0.4%      0.4%        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                       MAINSTAY VP
                MID CAP GROWTH--INITIAL CLASS                     MID CAP VALUE--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------


         $--       $--     $ 6,889   $13,698   $12,628     $--      $  --    $ 7,931   $13,762   $14,697
          --        --         763       834       886      --         --        810       943       988
         $--       $--     $  9.03   $ 16.43   $ 14.29     $--      $  --    $  9.79   $ 14.60   $ 14.87
          --        --      (45.0%)    15.0%      8.5%      --         --     (32.9%)    (1.8%)    13.3%
          --        --          --        --        --      --       4.6%       1.6%      1.0%      0.1%


         $--       $--     $ 7,543   $14,418   $12,688     $--      $  --    $ 7,941   $12,857   $13,592
          --        --         795       837       849      --         --        799       871       906
         $--       $--     $  9.49   $ 17.23   $ 14.96     $--      $  --    $  9.93   $ 14.78   $ 15.03
          --        --      (44.9%)    15.2%      8.7%      --         --     (32.8%)    (1.6%)    13.5%
          --        --          --        --        --      --       4.7%       1.7%      1.0%      0.1%


         $--       $--     $    --   $    --   $    --     $--      $  --    $    --   $    --   $    --
          --        --          --        --        --      --         --         --        --        --
         $--       $--     $    --   $    --   $    --     $--      $  --    $    --   $    --   $    --
          --        --          --        --        --      --         --         --        --        --
          --        --          --        --        --      --         --         --        --        --


         $--       $--     $11,441   $19,538   $14,375     $--      $  --    $ 9,597   $13,587   $12,305
          --        --       1,048       990       844      --         --        937       893       801
         $--       $--     $ 10.91   $ 19.71   $ 17.03     $--      $  --    $ 10.26   $ 15.19   $ 15.36
          --        --      (44.7%)    15.8%      9.2%      --         --     (32.5%)    (1.1%)    14.0%
          --        --          --        --        --      --       5.2%       1.7%      1.0%      0.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP
                                                  MODERATE ALLOCATION--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $ 8,235   $6,634    $ 4,810   $4,594    $1,874
Units Outstanding..................      678      614        548      389       172
Variable Accumulation Unit Value...  $ 12.14   $10.81    $  8.76   $11.80    $10.92
Total Return.......................    12.3%    23.3%     (25.7%)    8.0%      9.2%
Investment Income Ratio............     2.2%     2.9%       0.4%     3.0%      1.9%

GROUP 2 POLICIES(b)
Net Assets.........................  $ 5,093   $4,217    $ 2,986   $3,126    $1,939
Units Outstanding..................      420      392        343      267       179
Variable Accumulation Unit Value...  $ 12.12   $10.77    $  8.71   $11.71    $10.82
Total Return.......................    12.5%    23.6%     (25.6%)    8.2%      8.2%
Investment Income Ratio............     2.2%     3.0%       0.4%     2.9%      2.1%

GROUP 3 POLICIES
Net Assets.........................  $    --   $   --    $    --   $   --    $   --
Units Outstanding..................       --       --         --       --        --
Variable Accumulation Unit Value...  $    --   $   --    $    --   $   --    $   --
Total Return.......................       --       --         --       --        --
Investment Income Ratio............       --       --         --       --        --

GROUP 4 POLICIES
Net Assets.........................  $10,809   $8,367    $ 4,882   $4,008    $1,551
Units Outstanding..................      864      756        546      336       142
Variable Accumulation Unit Value...  $ 12.51   $11.06    $  8.90   $11.90    $10.95
Total Return.......................    13.1%    24.2%     (25.2%)    8.7%      9.5%
Investment Income Ratio............     2.2%     3.0%       0.4%     3.1%      3.4%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                       MAINSTAY VP
                     MODERATE GROWTH
                      ALLOCATION--                                    MAINSTAY VP
                      INITIAL CLASS                           S&P 500 INDEX--INITIAL CLASS
      --------------------------------------------  -----------------------------------------------
        2010     2009      2008     2007     2006     2010      2009      2008     2007      2006
      ---------------------------------------------------------------------------------------------


      $11,735   $ 9,811  $ 7,857   $8,640   $4,635  $107,181  $103,547  $90,435  $154,823  $157,043
        1,000       950      970      713      417     3,219     3,543    3,882     4,156     4,402
      $ 11.73   $ 10.33  $  8.10   $12.08   $11.12  $  33.31  $  29.24  $ 23.32  $  37.28  $  35.68
        13.5%     27.5%   (33.0%)    8.6%    11.2%     13.9%     25.4%   (37.5%)     4.5%     14.6%
         1.6%      2.9%     0.7%     2.2%     2.3%      1.8%      2.8%     2.3%      1.6%      0.5%


      $ 7,486   $ 6,626  $ 4,779   $5,768   $2,881  $ 61,536  $ 59,786  $49,993  $ 85,692  $ 83,998
          643       648      596      481      261     5,560     6,169    6,478     6,960     7,145
      $ 11.64   $ 10.23  $  8.00   $11.92   $10.95  $  11.07  $   9.69  $  7.72  $  12.31  $  11.76
        13.8%     27.8%   (32.8%)    8.9%     9.5%     14.2%     25.6%   (37.3%)     4.7%     14.9%
         1.5%      3.0%     0.6%     2.3%     2.1%      1.8%      2.8%     2.3%      1.6%      0.5%


      $    --   $    --  $    --   $   --   $   --  $ 17,146  $ 15,004  $11,939  $  4,322  $  3,318
           --        --       --       --       --     1,329     1,334    1,341       306       247
      $    --   $    --  $    --   $   --   $   --  $  12.90  $  11.24  $  8.90  $  14.14  $  13.43
           --        --       --       --       --     14.7%     26.3%   (37.0%)     5.2%     15.4%
           --        --       --       --       --      1.8%      2.9%     2.4%      1.8%      1.0%


      $18,876   $14,404  $ 8,882   $7,316   $2,942  $ 41,151  $ 36,342  $27,617  $ 41,534  $ 35,383
        1,573     1,371    1,084      603      266     2,929     2,967    2,847     2,693     2,416
      $ 11.99   $ 10.49  $  8.17   $12.10   $11.06  $  14.05  $  12.25  $  9.70  $  15.40  $  14.64
        14.3%     28.4%   (32.5%)    9.4%    10.6%     14.7%     26.3%   (37.0%)     5.2%     15.5%
         1.6%      3.0%     0.7%     2.4%     2.1%      1.8%      2.9%     2.4%      1.7%      0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                       MAINSTAY VP
                                             SMALL CAP GROWTH--INITIAL CLASS
                                     ----------------------------------------------
                                       2010      2009      2008      2007     2006
                                     ----------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $     --  $     --   $ 2,707   $5,034   $6,147
Units Outstanding..................        --        --       407      452      534
Variable Accumulation Unit Value...       $--       $--   $  6.65   $11.15   $11.60
Total Return.......................        --        --    (40.3%)   (3.9%)    5.6%
Investment Income Ratio............        --        --        --       --       --

GROUP 2 POLICIES(b)
Net Assets.........................       $--       $--   $ 3,805   $6,580   $7,215
Units Outstanding..................        --        --       552      570      602
Variable Accumulation Unit Value...       $--       $--   $  6.90   $11.54   $11.98
Total Return.......................        --        --    (40.2%)   (3.7%)    5.8%
Investment Income Ratio............        --        --        --       --       --

GROUP 3 POLICIES
Net Assets.........................       $--       $--   $    --   $   --   $   --
Units Outstanding..................        --        --        --       --       --
Variable Accumulation Unit Value...       $--       $--   $    --   $   --   $   --
Total Return.......................        --        --        --       --       --
Investment Income Ratio............        --        --        --       --       --

GROUP 4 POLICIES
Net Assets.........................       $--       $--   $ 5,636   $8,554   $8,191
Units Outstanding..................        --        --       692      630      584
Variable Accumulation Unit Value...       $--       $--   $  8.15   $13.57   $14.02
Total Return.......................        --        --    (39.9%)   (3.2%)    6.3%
Investment Income Ratio............        --        --        --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP
       U.S. SMALL CAP--                  ALGER CAPITAL
         INITIAL CLASS      APPRECIATION PORTFOLIO--CLASS I-2 SHARES
      ------------------  -------------------------------------------
        2010      2009      2010      2009      2008    2007    2006
      ---------------------------------------------------------------


       $3,334   $  2,971   $   --    $   --   $    --  $   --  $   --
          257        284       --        --        --      --      --
       $12.99     $10.46   $   --    $   --   $    --  $   --  $   --
        24.2%       4.6%       --        --        --      --      --
         0.1%         --       --        --        --      --      --


       $5,098     $4,286   $   --    $   --   $    --  $   --  $   --
          392        410       --        --        --      --      --
       $13.02     $10.46   $   --    $   --   $    --  $   --  $   --
        24.4%       4.6%       --        --        --      --      --
         0.1%         --       --        --        --      --      --


       $   --     $   --   $1,282    $1,059   $   697  $  489  $  178
           --         --       58        54        54      21      10
       $   --     $   --   $22.22    $19.49   $ 12.90  $23.51  $17.61
           --         --    14.0%     51.1%    (45.1%)  33.5%   19.3%
           --         --     0.4%        --        --      --      --


       $9,201     $7,400   $   --    $   --   $    --  $   --  $   --
          703        707       --        --        --      --      --
       $13.09     $10.47   $   --    $   --   $    --  $   --  $   --
        25.0%       4.7%       --        --        --      --      --
         0.1%         --       --        --        --      --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                     ALGER SMALL CAP
                                            GROWTH PORTFOLIO--CLASS I-2 SHARES
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $16,454   $14,977   $11,378   $23,986   $22,637
Units Outstanding..................    1,012     1,146     1,264     1,407     1,545
Variable Accumulation Unit Value...  $ 16.26   $ 13.07   $  9.04   $ 17.05   $ 14.65
Total Return.......................    24.4%     44.5%    (47.0%)    16.4%     19.2%
Investment Income Ratio............       --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................  $14,719   $13,363   $10,064   $20,855   $18,785
Units Outstanding..................    1,184     1,340     1,461     1,608     1,690
Variable Accumulation Unit Value...  $ 12.43   $  9.97   $  6.89   $ 12.97   $ 11.11
Total Return.......................    24.7%     44.8%    (46.9%)    16.7%     19.4%
Investment Income Ratio............       --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................  $   833   $   665   $   490   $   907   $ 1,408
Units Outstanding..................       41        41        44        44        80
Variable Accumulation Unit Value...  $ 20.20   $ 16.12   $ 11.08   $ 20.75   $ 17.70
Total Return.......................    25.3%     45.5%    (46.6%)    17.2%     20.0%
Investment Income Ratio............       --        --        --        --        --

GROUP 4 POLICIES
Net Assets.........................  $ 7,387   $ 6,322   $ 4,255   $ 7,920   $ 5,601
Units Outstanding..................      336       360       354       351       291
Variable Accumulation Unit Value...  $ 21.97   $ 17.54   $ 12.05   $ 22.57   $ 19.25
Total Return.......................    25.3%     45.5%    (46.6%)    17.2%     20.0%
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






           ALLIANCEBERNSTEIN
              VPS SMALL/
             MID CAP VALUE                      AMERICAN CENTURY(R)
              PORTFOLIO--                          VP INFLATION
            CLASS A SHARES                     PROTECTION--CLASS II
      --------------------------  ----------------------------------------------
       2010     2009      2008     2010     2009      2008      2007      2006
      --------------------------------------------------------------------------


      $  959   $  485    $   268  $   --   $   --    $   --    $   --    $   --
          87       55         44      --       --        --        --        --
      $11.01   $ 8.73    $  6.16  $   --   $   --    $   --    $   --    $   --
       26.0%    41.9%     (38.4%)     --       --        --        --        --
        0.5%     1.0%         --      --       --        --        --        --


      $1,370   $  782    $   248  $   --   $   --    $   --    $   --    $   --
         125       88         40      --       --        --        --        --
      $11.00   $ 8.71    $  6.13  $   --   $   --    $   --    $   --    $   --
       26.3%    42.1%     (38.7%)     --       --        --        --        --
        0.4%     1.0%         --      --       --        --        --        --


      $   --   $   --    $    --  $  182   $  129    $  136    $   75    $   32
          --       --         --      14       10        12         6         3
      $   --   $   --    $    --  $13.39   $12.74    $11.56    $11.75    $10.73
          --       --         --    5.1%    10.2%     (1.6%)     9.5%      1.6%
          --       --         --    1.6%     1.7%      4.5%      4.4%      3.1%


      $2,392   $1,383    $   477  $   --   $   --    $   --    $   --    $   --
         207      152         74      --       --        --        --        --
      $11.53   $ 9.08    $  6.36  $   --   $   --    $   --    $   --    $   --
       26.9%    42.9%     (36.4%)     --       --        --        --        --
        0.5%     1.0%         --      --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                 AMERICAN CENTURY(R) VP
                                                 INTERNATIONAL--CLASS II
                                     ----------------------------------------------
                                      2010     2009      2008      2007      2006
                                     ----------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $   --   $   --    $    --   $   --    $   --
Units Outstanding..................      --       --         --       --        --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $   --    $   --
Total Return.......................      --       --         --       --        --
Investment Income Ratio............      --       --         --       --        --

GROUP 2 POLICIES(b)
Net Assets.........................  $   --   $   --    $    --   $   --    $   --
Units Outstanding..................      --       --         --       --        --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $   --    $   --
Total Return.......................      --       --         --       --        --
Investment Income Ratio............      --       --         --       --        --

GROUP 3 POLICIES
Net Assets.........................  $1,814   $1,528    $ 1,100   $2,730    $1,691
Units Outstanding..................      96       91         87      119        87
Variable Accumulation Unit Value...  $19.05   $16.84    $ 12.60   $22.87    $19.39
Total Return.......................   13.1%    33.6%     (44.9%)   17.9%     24.7%
Investment Income Ratio............    2.1%     1.9%       0.5%     0.5%      0.3%

GROUP 4 POLICIES
Net Assets.........................  $   --   $   --    $    --   $   --    $   --
Units Outstanding..................      --       --         --       --        --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $   --    $   --
Total Return.......................      --       --         --       --        --
Investment Income Ratio............      --       --         --       --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                  AMERICAN CENTURY(R) VP                            CALVERT VP
                     VALUE--CLASS II                          SRI BALANCED PORTFOLIO
      ---------------------------------------------  ---------------------------------------
        2010      2009      2008      2007    2006    2010    2009     2008    2007    2006
      --------------------------------------------------------------------------------------


       $   --    $   --    $    --   $   --  $   --  $1,301  $1,203  $ 1,170  $1,713  $1,773
           --        --         --       --      --      79      81       98      98     104
       $   --    $   --    $    --   $   --  $   --  $16.48  $14.81  $ 11.90  $17.45  $17.10
           --        --         --       --      --   11.3%   24.4%   (31.8%)   2.0%    8.0%
           --        --         --       --      --    1.5%    2.2%     2.6%    2.4%    2.4%


       $   --    $   --    $    --   $   --  $   --  $1,755  $1,684  $ 1,463  $2,183  $2,203
           --        --         --       --      --     148     159      172     175     181
       $   --    $   --    $    --   $   --  $   --  $11.82  $10.60  $  8.50  $12.44  $12.17
           --        --         --       --      --   11.5%   24.7%   (31.7%)   2.2%    8.2%
           --        --         --       --      --    1.4%    2.1%     2.6%    2.4%    2.3%


       $1,162    $  986    $   943   $  843  $1,448  $   --  $   --  $    --  $   --  $   --
           69        66         76       49      81      --      --       --      --      --
       $16.87    $14.92    $ 12.47   $17.03  $17.98  $   --  $   --  $    --  $   --  $   --
        13.0%     19.7%     (26.8%)   (5.3%)  18.5%      --      --       --      --      --
         2.1%      5.8%       2.1%     1.8%    0.5%      --      --       --      --      --


       $   --    $   --    $    --   $   --  $   --  $1,082  $  929  $   716  $  937  $  979
           --        --         --       --      --      79      76       73      65      71
       $   --    $   --    $    --   $   --  $   --  $13.70  $12.23  $  9.76  $14.21  $13.83
           --        --         --       --      --   12.1%   25.3%   (31.3%)   2.8%    8.8%
           --        --         --       --      --    1.5%    2.3%     2.7%    2.3%    2.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     DREYFUS IP
                                                 TECHNOLOGY GROWTH--
                                                   INITIAL SHARES
                                     ------------------------------------------
                                      2010     2009     2008     2007     2006
                                     ------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $2,542   $1,924  $ 1,776   $3,475   $2,964
Units Outstanding..................     202      197      284      325      313
Variable Accumulation Unit Value...  $12.62   $ 9.78  $  6.24   $10.69   $ 9.38
Total Return.......................   29.0%    56.6%   (41.6%)   13.9%     3.6%
Investment Income Ratio............      --     0.5%       --       --       --

GROUP 2 POLICIES(b)
Net Assets.........................  $3,788   $3,034  $ 1,954   $3,329   $2,963
Units Outstanding..................     286      296      299      299      303
Variable Accumulation Unit Value...  $13.26   $10.25  $  6.54   $11.17   $ 9.78
Total Return.......................   29.3%    56.9%   (41.5%)   14.2%     3.8%
Investment Income Ratio............      --     0.4%       --       --       --

GROUP 3 POLICIES
Net Assets.........................  $  507   $  373  $   251   $  242   $  154
Units Outstanding..................      29       28       30       17       12
Variable Accumulation Unit Value...  $17.31   $13.32  $  8.45   $14.36   $12.52
Total Return.......................   29.9%    57.7%   (41.2%)   14.7%     4.3%
Investment Income Ratio............      --     0.3%       --       --       --

GROUP 4 POLICIES
Net Assets.........................  $8,353   $5,515  $ 2,861   $4,303   $3,251
Units Outstanding..................     479      411      336      297      259
Variable Accumulation Unit Value...  $17.42   $13.41  $  8.50   $14.46   $12.60
Total Return.......................   29.9%    57.7%   (41.2%)   14.7%     4.3%
Investment Income Ratio............      --     0.4%       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                            DWS DREMAN
                       DREYFUS VIF                      SMALL MID CAP VALUE
                OPPORTUNISTIC SMALL CAP--                   VIP--CLASS
                     INITIAL SHARES                          A SHARES
      --------------------------------------------  --------------------------
       2010    2009     2008      2007      2006     2010     2009      2008
      ------------------------------------------------------------------------

      $   --  $   --   $    --   $    --   $   --   $  508   $  292    $    73
          --      --        --        --       --       47       35         11
      $   --  $   --   $    --   $    --   $   --   $10.83   $ 8.86    $  6.88
          --      --        --        --       --    22.2%    28.8%     (31.2%)
          --      --        --        --       --     1.4%     1.2%         --


      $   --  $   --   $    --   $    --   $   --   $  280   $  212    $    96
          --      --        --        --       --       25       23         14
      $   --  $   --   $    --   $    --   $   --   $11.03   $ 9.01    $  6.98
          --      --        --        --       --    22.5%    29.1%     (30.2%)
          --      --        --        --       --     1.4%     1.5%         --


      $1,711  $1,251   $   966   $ 1,161   $  875   $   --   $   --    $    --
         120     115       112        84       56       --       --         --
      $14.30  $10.90   $  8.65   $ 13.86   $15.59   $   --   $   --    $    --
       31.1%   26.0%    (37.6%)   (11.1%)    3.8%       --       --         --
        0.7%    1.6%      0.9%      0.6%     0.3%       --       --         --


      $   --  $   --   $    --   $    --   $   --   $  707   $  508    $   158
          --      --        --        --       --       64       57         23
      $   --  $   --   $    --   $    --   $   --   $11.03   $ 8.96    $  6.91
          --      --        --        --       --    23.1%    29.7%     (30.9%)
          --      --        --        --       --     1.7%     1.4%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     FIDELITY(R) VIP
                                              CONTRAFUND(R)--INITIAL CLASS
                                     ----------------------------------------------
                                       2010      2009      2008     2007      2006
                                     ----------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $71,173   $70,015  $58,105  $106,766  $94,769
Units Outstanding..................     2,435     2,786    3,121     3,268    3,389
Variable Accumulation Unit Value...   $ 29.25   $ 25.13  $ 18.65  $  32.66  $ 27.97
Total Return.......................     16.4%     34.8%   (42.9%)    16.8%    10.9%
Investment Income Ratio............      1.2%      1.4%     1.0%      1.0%     1.3%

GROUP 2 POLICIES(b)
Net Assets.........................   $50,864   $47,769  $37,491  $ 68,721  $59,914
Units Outstanding..................     2,932     3,210    3,403     3,567    3,641
Variable Accumulation Unit Value...   $ 17.35   $ 14.88  $ 11.02  $  19.26  $ 16.46
Total Return.......................     16.6%     35.0%   (42.8%)    17.0%    11.2%
Investment Income Ratio............      1.2%      1.4%     1.0%      1.0%     1.3%

GROUP 3 POLICIES
Net Assets.........................   $12,491   $ 8,458  $ 5,558  $  6,943  $ 5,013
Units Outstanding..................       671       532      475       341      289
Variable Accumulation Unit Value...   $ 18.62   $ 15.89  $ 11.71  $  20.36  $ 17.32
Total Return.......................     17.2%     35.7%   (42.5%)    17.6%    11.7%
Investment Income Ratio............      1.4%      1.5%     1.1%      1.0%     1.6%

GROUP 4 POLICIES
Net Assets.........................   $42,090   $34,824  $23,771  $ 35,272  $23,566
Units Outstanding..................     2,262     2,190    2,030     1,731    1,361
Variable Accumulation Unit Value...   $ 18.61   $ 15.88  $ 11.70  $  20.35  $ 17.30
Total Return.......................     17.2%     35.7%   (42.5%)    17.6%    11.7%
Investment Income Ratio............      1.3%      1.5%     1.1%      1.0%     1.3%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                      FIDELITY(R) VIP                                  FIDELITY(R) VIP
                EQUITY-INCOME--INITIAL CLASS                        GROWTH--INITIAL CLASS
      -----------------------------------------------  ----------------------------------------------
        2010      2009      2008      2007      2006     2010      2009      2008      2007     2006
      -----------------------------------------------------------------------------------------------



       $23,670   $22,603   $18,622   $34,182  $35,270   $   --    $   --    $    --   $   --   $   --
         1,197     1,306     1,400     1,459    1,514       --        --         --       --       --
       $ 19.78   $ 17.29   $ 13.38   $ 23.49  $ 23.30   $   --    $   --    $    --   $   --   $   --
         14.3%     29.3%    (43.1%)     0.8%    19.4%       --        --         --       --       --
          1.8%      2.3%      2.5%      1.8%     3.3%       --        --         --       --       --


       $14,758   $14,340   $11,580   $21,778  $22,182   $   --    $   --    $    --   $   --   $   --
         1,067     1,187     1,242     1,334    1,372       --        --         --       --       --
       $ 13.84   $ 12.08   $  9.32   $ 16.33  $ 16.17   $   --    $   --    $    --   $   --   $   --
         14.6%     29.6%    (42.9%)     1.0%    19.6%       --        --         --       --       --
          1.8%      2.3%      2.5%      1.8%     3.4%       --        --         --       --       --


       $ 3,147   $ 2,779   $ 2,062   $ 3,044  $ 1,648   $3,486    $2,878    $ 2,379   $2,257   $1,128
           227       231       223       189      104      308       316        335      168      107
       $ 13.84   $ 12.02   $  9.23   $ 16.10  $ 15.86   $11.31    $ 9.11    $  7.10   $13.44   $10.58
         15.1%     30.2%    (42.7%)     1.5%    20.2%    24.2%     28.3%     (47.2%)   27.0%     6.9%
          1.9%      2.5%      2.7%      2.2%     4.0%     0.3%      0.5%       1.1%     0.6%     0.3%


       $15,808   $13,459   $ 9,793   $15,397  $12,294   $   --    $   --    $    --   $   --   $   --
         1,151     1,123     1,070       963      781       --        --         --       --       --
       $ 13.73   $ 11.93   $  9.16   $ 15.97  $ 15.73   $   --    $   --    $    --   $   --   $   --
         15.1%     30.2%    (42.7%)     1.5%    20.2%       --        --         --       --       --
          1.9%      2.4%      2.7%      2.0%     3.3%       --        --         --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     FIDELITY(R) VIP
                                                INDEX 500--INITIAL CLASS
                                     ----------------------------------------------
                                      2010     2009      2008      2007      2006
                                     ----------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $   --   $   --    $    --   $   --    $   --
Units Outstanding..................      --       --         --       --        --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $   --    $   --
Total Return.......................      --       --         --       --        --
Investment Income Ratio............      --       --         --       --        --

GROUP 2 POLICIES(b)
Net Assets.........................  $   --   $   --    $    --   $   --    $   --
Units Outstanding..................      --       --         --       --        --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $   --    $   --
Total Return.......................      --       --         --       --        --
Investment Income Ratio............      --       --         --       --        --

GROUP 3 POLICIES
Net Assets.........................  $8,750   $6,905    $ 3,787   $2,818    $1,810
Units Outstanding..................     692      626        436      204       138
Variable Accumulation Unit Value...  $12.65   $11.00    $  8.68   $13.78    $13.07
Total Return.......................   15.0%    26.6%     (37.0%)    5.4%     15.7%
Investment Income Ratio............    2.1%     2.8%       3.3%     3.8%      1.5%

GROUP 4 POLICIES
Net Assets.........................  $   --   $   --    $    --   $   --    $   --
Units Outstanding..................      --       --         --       --        --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $   --    $   --
Total Return.......................      --       --         --       --        --
Investment Income Ratio............      --       --         --       --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                        FIDELITY(R) VIP
                        INVESTMENT GRADE                                     FIDELITY(R) VIP
                      BOND--INITIAL CLASS                                 MID CAP--INITIAL CLASS
      ---------------------------------------------------  ---------------------------------------------------
          2010       2009      2008      2007      2006        2010       2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------------



      $        --   $   --    $   --    $   --    $   --   $        --   $   --    $    --   $   --    $   --
               --       --        --        --        --            --       --         --       --        --
           $   --   $   --    $   --    $   --    $   --        $   --   $   --    $    --   $   --    $   --
               --       --        --        --        --            --       --         --       --        --
               --       --        --        --        --            --       --         --       --        --


           $   --   $   --    $   --    $   --    $   --        $   --   $   --    $    --   $   --    $   --
               --       --        --        --        --            --       --         --       --        --
           $   --   $   --    $   --    $   --    $   --        $   --   $   --    $    --   $   --    $   --
               --       --        --        --        --            --       --         --       --        --
               --       --        --        --        --            --       --         --       --        --


           $  960   $  980    $  860    $  795    $  414        $5,008   $3,586    $ 2,460   $3,434    $3,238
               64       70        71        64        35           185      170        164      138       151
           $15.01   $13.92    $12.03    $12.44    $11.92        $27.13   $21.06    $ 15.03   $24.82    $21.47
             7.8%    15.7%     (3.2%)     4.3%      4.3%         28.8%    40.1%     (39.4%)   15.6%     12.7%
             3.5%     8.6%      3.6%      3.3%      3.3%          0.4%     0.7%       0.5%     0.9%      0.4%


           $   --   $   --    $   --    $   --    $   --        $   --   $   --    $    --   $   --    $   --
               --       --        --        --        --            --       --         --       --        --
           $   --   $   --    $   --    $   --    $   --        $   --   $   --    $    --   $   --    $   --
               --       --        --        --        --            --       --         --       --        --
               --       --        --        --        --            --       --         --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                      FIDELITY(R) VIP
                                                  OVERSEAS--INITIAL CLASS
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $    --   $   --    $   --
Units Outstanding..................       --        --         --       --        --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --    $   --
Total Return.......................       --        --         --       --        --
Investment Income Ratio............       --        --         --       --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $    --   $   --    $   --
Units Outstanding..................       --        --         --       --        --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --    $   --
Total Return.......................       --        --         --       --        --
Investment Income Ratio............       --        --         --       --        --

GROUP 3 POLICIES
Net Assets.........................   $6,346    $4,661    $ 3,329   $4,219    $2,195
Units Outstanding..................      373       310        280      199       122
Variable Accumulation Unit Value...   $17.02    $15.05    $ 11.89   $21.16    $18.04
Total Return.......................    13.1%     26.5%     (43.8%)   17.3%     18.1%
Investment Income Ratio............     1.5%      2.3%       3.2%     3.3%      0.8%

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $    --   $   --    $   --
Units Outstanding..................       --        --         --       --        --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --    $   --
Total Return.......................       --        --         --       --        --
Investment Income Ratio............       --        --         --       --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                INVESCO V.I.
                INTERNATIONAL
                GROWTH FUND--                           JANUS ASPEN BALANCED
               SERIES I SHARES                     PORTFOLIO--INSTITUTIONAL SHARES
      --------------------------------  ----------------------------------------------------
        2010        2009        2008        2010        2009      2008      2007      2006
      --------------------------------------------------------------------------------------


       $  768   $       622    $   379  $     41,538   $41,624   $36,589   $46,207   $45,896
           84            76         62         1,327     1,431     1,573     1,665     1,813
       $ 9.18        $ 8.19    $  6.10       $ 31.30   $ 29.08   $ 23.26   $ 27.84   $ 25.36
        12.1%         34.3%     (39.0%)         7.6%     25.0%    (16.4%)     9.8%      9.9%
         2.4%          1.7%       2.0%          2.8%      3.0%      2.7%      2.5%      2.2%


       $  817        $  800    $   415       $56,581   $58,460   $50,629   $65,146   $61,661
           87            95         66         3,158     3,519     3,816     4,111     4,281
       $ 9.43        $ 8.40    $  6.24       $ 17.92   $ 16.62   $ 13.27   $ 15.84   $ 14.40

        12.3%         34.6%     (37.6%)         7.8%     25.3%    (16.3%)    10.0%     10.2%
         2.2%          1.8%       1.9%          2.8%      3.0%      2.7%      2.6%      2.2%


       $   --        $   --    $    --       $ 1,711   $ 1,590   $ 1,232   $   656   $   497
           --            --         --            97        98        95        43        36
       $   --        $   --    $    --       $ 17.64   $ 16.28   $ 12.93   $ 15.37   $ 13.90
           --            --         --          8.4%     25.9%    (15.8%)    10.5%     10.7%
           --            --         --          2.8%      3.0%      2.7%      2.7%      2.2%


       $1,753        $1,101    $   524       $18,639   $17,219   $13,684   $15,095   $12,257
          182           129         83         1,048     1,050     1,052       974       875
       $ 9.63        $ 8.53    $  6.31       $ 17.78   $ 16.40   $ 13.03   $ 15.48   $ 14.01
        12.9%         35.2%     (36.9%)         8.4%     25.9%    (15.8%)    10.5%     10.7%
         2.5%          1.7%       1.6%          2.9%      3.0%      2.7%      2.6%      2.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                  JANUS ASPEN ENTERPRISE
                                              PORTFOLIO--INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $    --   $   --    $   --
Units Outstanding..................       --        --         --       --        --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --    $   --
Total Return.......................       --        --         --       --        --
Investment Income Ratio............       --        --         --       --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $    --   $   --    $   --
Units Outstanding..................       --        --         --       --        --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --    $   --
Total Return.......................       --        --         --       --        --
Investment Income Ratio............       --        --         --       --        --

GROUP 3 POLICIES
Net Assets.........................   $  841    $  772    $ 1,026   $  462    $  275
Units Outstanding..................       42        48         93       24        17
Variable Accumulation Unit Value...   $20.07    $15.95    $ 11.01   $19.57    $16.04
Total Return.......................    25.8%     44.8%     (43.7%)   22.0%     13.6%
Investment Income Ratio............     0.1%        --       0.3%     0.2%        --

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $    --   $   --    $   --
Units Outstanding..................       --        --         --       --        --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --    $   --
Total Return.......................       --        --         --       --        --
Investment Income Ratio............       --        --         --       --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                      JANUS ASPEN WORLDWIDE                                    MFS(R)
                 PORTFOLIO--INSTITUTIONAL SHARES               INVESTORS TRUST SERIES--INITIAL CLASS
      -----------------------------------------------------  -----------------------------------------
          2010         2009      2008      2007      2006      2010     2009     2008    2007    2006
      ------------------------------------------------------------------------------------------------


      $     39,189  $  38,071   $29,630   $57,829   $55,577   $   --   $   --  $    --  $   --  $   --
             2,117      2,365     2,525     2,699     2,826       --       --       --      --      --
           $ 18.51    $ 16.10   $ 11.77   $ 21.42   $ 19.68   $   --   $   --  $    --  $   --  $   --
             15.0%      36.7%    (45.0%)     8.9%     17.4%       --       --       --      --      --
              0.6%       1.4%      1.2%      0.8%      1.8%       --       --       --      --      --


           $40,351    $38,010   $29,150   $56,285   $53,656   $   --   $   --  $    --  $   --  $   --
             3,944      4,282     4,497     4,782     4,973       --       --       --      --      --
           $ 10.23    $  8.88   $  6.48   $ 11.77   $ 10.79   $   --   $   --  $    --  $   --  $   --
             15.3%      37.0%    (44.9%)     9.1%     17.6%       --       --       --      --      --
              0.6%       1.4%      1.2%      0.8%      1.8%       --       --       --      --      --


           $ 1,622    $ 1,349   $ 1,055   $ 1,019   $   714   $  138   $  118  $   149  $  203  $   69
               135        130       140        75        58       10       10       16      14       5
           $ 12.01    $ 10.36   $  7.53   $ 13.60   $ 12.41   $13.52   $12.17  $  9.59  $14.33  $13.00
             15.8%      37.7%    (44.7%)     9.6%     18.2%    11.1%    26.9%   (33.1%)  10.3%   13.0%
              0.6%       1.4%      1.4%      0.8%      2.1%     1.2%     1.7%     0.7%    0.7%    0.5%


           $ 8,893    $ 7,523   $ 5,019   $ 7,824   $ 6,179   $   --   $   --  $    --  $   --  $   --
               690        675       623       532       464       --       --       --      --      --
           $ 12.88    $ 11.12   $  8.07   $ 14.59   $ 13.31   $   --   $   --  $    --  $   --  $   --
             15.8%      37.7%    (44.7%)     9.6%     18.2%       --       --       --      --      --
              0.6%       1.4%      1.3%      0.8%      1.8%       --       --       --      --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                          MFS(R)
                                                       NEW DISCOVERY
                                                   SERIES--INITIAL CLASS
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------


GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $    --   $   --    $   --
Units Outstanding..................       --        --         --       --        --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --    $   --
Total Return.......................       --        --         --       --        --
Investment Income Ratio............       --        --         --       --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $    --   $   --    $   --
Units Outstanding..................       --        --         --       --        --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --    $   --
Total Return.......................       --        --         --       --        --
Investment Income Ratio............       --        --         --       --        --

GROUP 3 POLICIES
Net Assets.........................   $2,270    $1,477    $   904   $  524    $  102
Units Outstanding..................      123       109        109       38         8
Variable Accumulation Unit Value...   $18.50    $13.57    $  8.32   $13.71    $13.37
Total Return.......................    36.3%     63.2%     (39.3%)    2.5%     13.2%
Investment Income Ratio............       --        --         --       --        --

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $    --   $   --    $   --
Units Outstanding..................       --        --         --       --        --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --    $   --
Total Return.......................       --        --         --       --        --
Investment Income Ratio............       --        --         --       --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                           MFS(R)                                          MFS(R)
                      RESEARCH SERIES--                              UTILITIES SERIES--
                        INITIAL CLASS                                  INITIAL CLASS
      ------------------------------------------------  -------------------------------------------
        2010      2009      2008      2007      2006      2010     2009     2008     2007     2006
      ---------------------------------------------------------------------------------------------


       $   --    $   --    $    --   $   --    $   --    $2,528   $1,594  $   708   $   --   $   --
           --        --         --       --        --       271      194      115       --       --
       $   --    $   --    $    --   $   --    $   --    $ 9.30   $ 8.23  $  6.22   $   --   $   --
           --        --         --       --        --     13.0%    32.3%   (37.8%)      --       --
           --        --         --       --        --      3.0%     4.7%       --       --       --


       $   --    $   --    $    --   $   --    $   --    $1,680   $1,128  $   463   $   --   $   --
           --        --         --       --        --       180      137       74       --       --
       $   --    $   --    $    --   $   --    $   --    $ 9.35   $ 8.25  $  6.23   $   --   $   --
           --        --         --       --        --     13.2%    32.6%   (37.7%)      --       --
           --        --         --       --        --      3.2%     4.4%       --       --       --


       $  148    $  111    $   111   $  111    $   --    $1,517   $1,177  $   811   $1,629   $  239
           12        11         14        9        --        49       43       40       50        9
       $12.06    $10.40    $  7.97   $12.47    $12.11    $31.07   $27.30  $ 20.49   $32.87   $25.70
        15.9%     30.5%     (36.1%)    3.0%      1.5%     13.8%    33.2%   (37.7%)   27.9%    31.3%
         0.9%      1.4%       0.5%       --      0.7%      3.1%     4.8%     1.1%     0.6%     1.5%


       $   --    $   --    $    --   $   --    $   --    $4,343   $2,400  $   780   $   --   $   --
           --        --         --       --        --       456      286      123       --       --
       $   --    $   --    $    --   $   --    $   --    $ 9.54   $ 8.38  $  6.29   $   --   $   --
           --        --         --       --        --     13.8%    33.2%   (37.1%)      --       --
           --        --         --       --        --      3.0%     4.0%       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                   NEUBERGER BERMAN AMT
                                                      MID-CAP GROWTH
                                                 PORTFOLIO--CLASS I SHARES
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $    --   $   --    $   --
Units Outstanding..................       --        --         --       --        --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --    $   --
Total Return.......................       --        --         --       --        --
Investment Income Ratio............       --        --         --       --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $    --   $   --    $   --
Units Outstanding..................       --        --         --       --        --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --    $   --
Total Return.......................       --        --         --       --        --
Investment Income Ratio............       --        --         --       --        --

GROUP 3 POLICIES
Net Assets.........................   $  540    $  397    $   400   $  183    $   85
Units Outstanding..................       29        27         36        9         5
Variable Accumulation Unit Value...   $18.64    $14.44    $ 10.97   $19.37    $15.81
Total Return.......................    29.1%     31.6%     (43.4%)   22.5%     14.7%
Investment Income Ratio............       --        --         --       --        --

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $    --   $   --    $   --
Units Outstanding..................       --        --         --       --        --
Variable Accumulation Unit Value...   $   --    $   --    $    --   $   --    $   --
Total Return.......................       --        --         --       --        --
Investment Income Ratio............       --        --         --       --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                         PIMCO                                     PIMCO
                     GLOBAL BOND--                            LOW DURATION--
                     ADMINISTRATIVE                           ADMINISTRATIVE
                      CLASS SHARES                             CLASS SHARES
      -------------------------------------------  ------------------------------------
        2010     2009     2008     2007     2006    2010    2009    2008    2007   2006
      ---------------------------------------------------------------------------------


       $   --   $   --   $   --   $   --   $   --  $   --  $   --  $   --  $   --   $--
           --       --       --       --       --      --      --      --      --    --
       $   --   $   --   $   --   $   --   $   --  $   --  $   --  $   --  $   --   $--
           --       --       --       --       --      --      --      --      --    --
           --       --       --       --       --      --      --      --      --    --


       $   --   $   --   $   --   $   --   $   --  $   --  $   --  $   --  $   --   $--
           --       --       --       --       --      --      --      --      --    --
       $   --   $   --   $   --   $   --   $   --  $   --  $   --  $   --  $   --   $--
           --       --       --       --       --      --      --      --      --    --
           --       --       --       --       --      --      --      --      --    --


       $  288   $  190   $  214   $   77   $   31  $  327  $  398  $   18  $   --   $--
           19       14       19        7        3      27      35       2      --    --
       $14.93   $13.37   $11.44   $11.54   $10.52  $11.91  $11.31  $ 9.98  $10.18   $--
        11.7%    16.9%    (0.9%)    9.7%     5.2%    5.3%   13.3%   (2.0%)   1.8%    --
         2.7%     3.2%     3.2%     3.2%     2.7%    1.6%    2.5%    3.8%    6.1%    --


       $   --   $   --   $   --   $   --   $   --  $   --  $   --  $   --  $   --   $--
           --       --       --       --       --      --      --      --      --    --
       $   --   $   --   $   --   $   --   $   --  $   --  $   --  $   --  $   --   $--
           --       --       --       --       --      --      --      --      --    --
           --       --       --       --       --      --      --      --      --    --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                     PIMCO
                                                 REAL RETURN--
                                                 ADMINISTRATIVE
                                                  CLASS SHARES
                                     -------------------------------------
                                      2010    2009    2008    2007    2006
                                     -------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $  694  $   --  $   --  $   --  $  --
Units Outstanding..................      66      --      --      --     --
Variable Accumulation Unit Value...  $10.35  $   --  $   --  $   --  $  --
Total Return.......................    3.5%      --      --      --     --
Investment Income Ratio............    1.2%      --      --      --     --

GROUP 2 POLICIES(b)
Net Assets.........................  $  730  $   --  $   --  $   --  $  --
Units Outstanding..................      70      --      --      --     --
Variable Accumulation Unit Value...  $10.37  $   --  $   --  $   --  $  --
Total Return.......................    3.7%      --      --      --     --
Investment Income Ratio............    1.2%      --      --      --     --

GROUP 3 POLICIES
Net Assets.........................  $  636  $  276  $  248  $   91  $   5
Units Outstanding..................      49      23      24       8     --
Variable Accumulation Unit Value...  $13.05  $12.07  $10.20  $11.03  $9.96
Total Return.......................    8.1%   18.4%   (7.5%)  10.7%   0.8%
Investment Income Ratio............    1.4%    3.0%    3.4%    4.0%   4.4%

GROUP 4 POLICIES
Net Assets.........................  $1,035  $   --  $   --  $   --  $  --
Units Outstanding..................      99      --      --      --     --
Variable Accumulation Unit Value...  $10.40  $   --  $   --  $   --  $  --
Total Return.......................    4.0%      --      --      --     --
Investment Income Ratio............    1.1%      --      --      --     --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                       PIMCO                                   ROYCE
                  TOTAL RETURN--                             MICRO-CAP
                  ADMINISTRATIVE                            PORTFOLIO--
                   CLASS SHARES                           INVESTMENT CLASS
      --------------------------------------  ---------------------------------------
       2010    2009    2008    2007    2006    2010    2009     2008    2007    2006
      -------------------------------------------------------------------------------


      $   --  $   --  $   --  $   --  $   --  $3,579  $2,595  $ 1,357  $2,187  $1,347
          --      --      --      --      --     245     230      189     171     109
      $   --  $   --  $   --  $   --  $   --  $14.58  $11.30  $  7.20  $12.78  $12.40
          --      --      --      --      --   29.1%   56.9%   (43.7%)   3.0%   21.1%
          --      --      --      --      --    2.0%      --     2.9%    1.6%    0.3%


      $   --  $   --  $   --  $   --  $   --  $3,314  $2,581  $ 1,442  $2,215  $1,584
          --      --      --      --      --     226     228      200     174     128
      $   --  $   --  $   --  $   --  $   --  $14.65  $11.33  $  7.20  $12.76  $12.35
          --      --      --      --      --   29.3%   57.3%   (43.6%)   3.3%   21.1%
          --      --      --      --      --    1.9%      --     2.8%    1.6%    0.3%


      $2,101  $1,489  $  970  $  413  $   14  $   --  $   --  $    --  $   --  $   --
         145     111      82      37       1      --      --       --      --      --
      $14.50  $13.41  $11.75  $11.22  $10.31  $   --  $   --  $    --  $   --  $   --
        8.1%   14.1%    4.8%    8.8%    3.9%      --      --       --      --      --
        2.4%    5.1%    4.3%    3.2%    4.5%      --      --       --      --      --


      $   --  $   --  $   --  $   --  $   --  $8,363  $5,607  $ 2,725  $3,159  $1,757
          --      --      --      --      --     559     485      374     245     142
      $   --  $   --  $   --  $   --  $   --  $14.97  $11.52  $  7.29  $12.84  $12.35
          --      --      --      --      --   30.0%   58.0%   (43.3%)   4.0%   21.1%
          --      --      --      --      --    2.1%      --     3.1%    1.8%    0.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                 ROYCE SMALL-CAP
                                           PORTFOLIO--INVESTMENT CLASS
                                     ---------------------------------------
                                      2010    2009     2008    2007    2006
                                     ---------------------------------------


GROUP 1 POLICIES(a)
Net Assets.........................  $3,163  $2,265  $ 1,798  $1,298  $  670
Units Outstanding..................     242     207      220     115      57
Variable Accumulation Unit Value...  $13.08  $10.93  $  8.14  $11.26  $11.59
Total Return.......................   19.7%   34.3%   (27.7%)  (2.8%)  14.0%
Investment Income Ratio............    0.1%      --     0.9%    0.1%    0.1%

GROUP 2 POLICIES(b)
Net Assets.........................  $2,704  $2,077  $ 1,538  $1,513  $  977
Units Outstanding..................     206     189      189     135      85
Variable Accumulation Unit Value...  $13.11  $10.93  $  8.12  $11.21  $11.51
Total Return.......................   19.9%   34.5%   (27.5%)  (2.6%)  14.5%
Investment Income Ratio............    0.1%      --     0.8%    0.1%    0.1%

GROUP 3 POLICIES
Net Assets.........................  $   --  $   --  $    --  $   --  $   --
Units Outstanding..................      --      --       --      --      --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $   --  $   --
Total Return.......................      --      --       --      --      --
Investment Income Ratio............      --      --       --      --      --

GROUP 4 POLICIES
Net Assets.........................  $5,521  $3,955  $ 2,233  $1,804  $  892
Units Outstanding..................     405     348      267     156      76
Variable Accumulation Unit Value...  $13.61  $11.29  $  8.35  $11.47  $11.72
Total Return.......................   20.5%   35.2%   (27.2%)  (2.1%)  15.2%
Investment Income Ratio............    0.1%      --     0.8%    0.1%    0.1%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                     T. ROWE PRICE                                T. ROWE PRICE
                EQUITY INCOME PORTFOLIO                    LIMITED-TERM BOND PORTFOLIO
      -------------------------------------------  -------------------------------------------
        2010     2009     2008     2007     2006     2010     2009     2008     2007     2006
      ----------------------------------------------------------------------------------------


      $15,299  $14,419  $12,858  $21,549  $19,914   $   --   $   --   $   --   $   --   $   --
          996    1,071    1,192    1,266    1,200       --       --       --       --       --
      $ 15.38  $ 13.46  $ 10.79  $ 17.01  $ 16.59   $   --   $   --   $   --   $   --   $   --
        14.2%    24.7%   (36.6%)    2.5%    18.1%       --       --       --       --       --
         1.9%     2.0%     2.3%     1.7%     1.6%       --       --       --       --       --


      $19,939  $18,513  $15,954  $27,215  $26,291   $   --   $   --   $   --   $   --   $   --
        1,265    1,345    1,449    1,571    1,558       --       --       --       --       --
      $ 15.76  $ 13.77  $ 11.02  $ 17.33  $ 16.86   $   --   $   --   $   --   $   --   $   --
        14.4%    25.0%   (36.4%)    2.7%    18.4%       --       --       --       --       --
         1.9%     2.0%     2.3%     1.7%     1.6%       --       --       --       --       --


      $ 4,391  $ 3,588  $ 3,013  $ 2,085  $ 1,144   $  792   $  744   $  567   $  275   $  213
          299      281      296      131       74       59       57       47       23       19
      $ 14.70  $ 12.78  $ 10.17  $ 15.92  $ 15.42   $13.48   $13.07   $12.07   $11.89   $11.27
        15.0%    25.6%   (36.1%)    3.3%    19.0%     3.1%     8.3%     1.6%     5.5%     4.1%
         2.0%     2.0%     2.6%     1.8%     1.6%     2.8%     3.4%     3.8%     4.3%     3.9%


      $21,416  $18,413  $14,220  $20,671  $16,150   $   --   $   --   $   --   $   --   $   --
        1,448    1,429    1,390    1,289    1,041       --       --       --       --       --
      $ 14.79  $ 12.86  $ 10.24  $ 16.02  $ 15.52   $   --   $   --   $   --   $   --   $   --
        15.0%    25.6%   (36.1%)    3.3%    19.0%       --       --       --       --       --
         1.9%     2.0%     2.4%     1.8%     1.6%       --       --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                    UIF EMERGING MARKETS
                                                   DEBT PORTFOLIO--CLASS I
                                     --------------------------------------------------
                                      2010     2009      2008      2007          2006
                                     --------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $   --   $   --    $    --   $   --        $   --
Units Outstanding..................      --       --         --       --            --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $   --        $   --
Total Return.......................      --       --         --       --            --
Investment Income Ratio............      --       --         --       --            --

GROUP 2 POLICIES(b)
Net Assets.........................  $   --   $   --    $    --   $   --        $   --
Units Outstanding..................      --       --         --       --            --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $   --        $   --
Total Return.......................      --       --         --       --            --
Investment Income Ratio............      --       --         --       --            --

GROUP 3 POLICIES
Net Assets.........................  $  831   $  744    $   552   $  314        $   91
Units Outstanding..................      43       42         41       20             6
Variable Accumulation Unit Value...  $19.39   $17.67    $ 13.57   $15.96        $14.98
Total Return.......................    9.7%    30.2%     (15.0%)    6.5%         10.8%
Investment Income Ratio............    4.1%     7.8%       7.7%     7.3%          9.0%

GROUP 4 POLICIES
Net Assets.........................  $   --   $   --    $    --   $   --        $   --
Units Outstanding..................      --       --         --       --            --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $   --        $   --
Total Return.......................      --       --         --       --            --
Investment Income Ratio............      --       --         --       --            --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                    UIF EMERGING MARKETS                             UIF U.S. REAL ESTATE
                 EQUITY PORTFOLIO--CLASS I                            PORTFOLIO--CLASS I
      -----------------------------------------------  ------------------------------------------------
        2010     2009      2008      2007      2006      2010      2009      2008      2007      2006
      -------------------------------------------------------------------------------------------------


      $22,967   $21,150   $13,732   $35,299   $26,013   $1,800    $  455    $   416   $    --   $   --
          787       857       938     1,040     1,068      196        64         75        --       --
      $ 29.15   $ 24.66   $ 14.62   $ 33.95   $ 24.34   $ 9.16    $ 7.10    $  5.57   $    --   $   --
        18.2%     68.7%    (56.9%)    39.5%     36.2%    29.1%     27.5%     (44.3%)       --       --
         0.6%        --        --      0.4%      0.8%     2.2%      3.1%       1.6%        --       --




      $20,588   $18,832   $11,863   $29,608   $20,897   $1,026    $  404    $   151   $    --   $   --
          679       735       782       842       830      111        57         27        --       --
      $ 30.35   $ 25.62   $ 15.16   $ 35.13   $ 25.14   $ 9.21    $ 7.12    $  5.58   $    --   $   --
        18.4%     69.0%    (56.8%)    39.8%     36.5%    29.3%     27.7%     (44.2%)       --       --
         0.6%        --        --      0.4%      0.8%     2.4%      3.9%       2.9%        --       --


      $ 1,879   $ 1,210   $   614   $ 1,646   $   920   $1,475    $1,021    $   678   $   880   $  354
           56        43        37        43        34       65        58         50        40       13
      $ 33.64   $ 28.26   $ 16.64   $ 38.36   $ 27.31   $22.73    $17.49    $ 13.62   $ 21.94   $26.45
        19.0%     69.8%    (56.6%)    40.5%     37.1%    30.0%     28.4%     (37.9%)   (17.1%)   38.0%
         0.6%        --        --      0.4%      0.8%     2.0%      3.2%       3.5%      1.2%     0.9%



      $21,910   $18,284   $ 8,782   $17,670   $ 9,762   $2,248    $  779    $ 1,348   $    --   $   --
          634       628       513       447       348      234       106        233        --       --
      $ 34.56   $ 29.04   $ 17.10   $ 39.42   $ 28.06   $ 9.61    $ 7.39    $  5.76   $    --   $   --
        19.0%     69.8%    (56.6%)    40.5%     37.1%    30.0%     28.4%     (42.4%)       --       --
         0.6%        --        --      0.4%      0.7%     1.2%      4.6%       3.4%        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                   VAN ECK VIP GLOBAL
                                               HARD ASSETS--INITIAL CLASS
                                     ----------------------------------------------
                                       2010     2009     2008     2007        2006
                                     ----------------------------------------------


GROUP 1 POLICIES(a)
Net Assets.........................  $14,175  $11,490  $ 6,746  $11,631      $4,812
Units Outstanding..................      648      674      620      570         340
Variable Accumulation Unit Value...  $ 21.87  $ 17.04  $ 10.89  $ 20.36      $14.14
Total Return.......................    28.3%    56.4%   (46.5%)   44.0%       24.5%
Investment Income Ratio............     0.4%     0.2%     0.3%     0.1%          --

GROUP 2 POLICIES(b)
Net Assets.........................  $10,619  $ 8,680  $ 5,151  $ 8,621      $3,579
Units Outstanding..................      500      524      488      438         265
Variable Accumulation Unit Value...  $ 21.28  $ 16.55  $ 10.56  $ 19.69      $13.63
Total Return.......................    28.6%    56.7%   (46.4%)   44.4%       24.5%
Investment Income Ratio............     0.4%     0.2%     0.3%     0.1%          --

GROUP 3 POLICIES
Net Assets.........................  $ 3,130  $ 2,237  $ 1,318  $ 1,966      $1,161
Units Outstanding..................       74       68       63       51          44
Variable Accumulation Unit Value...  $ 42.46  $ 32.86  $ 20.86  $ 38.71      $26.63
Total Return.......................    29.2%    57.5%   (46.1%)   45.4%       24.5%
Investment Income Ratio............     0.3%     0.3%     0.3%     0.1%        0.0%

GROUP 4 POLICIES
Net Assets.........................  $24,027  $17,513  $ 8,497  $12,922      $4,129
Units Outstanding..................    1,066    1,002      761      627         292
Variable Accumulation Unit Value...  $ 22.54  $ 17.44  $ 11.07  $ 20.55      $14.14
Total Return.......................    29.2%    57.5%   (46.1%)   45.4%       24.5%
Investment Income Ratio............     0.3%     0.2%     0.3%     0.1%        0.0%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                    VAN ECK VIP
        MULTI-MANAGER ALTERNATIVES--INITIAL
                       CLASS
      ---------------------------------------
       2010    2009     2008    2007    2006
      ---------------------------------------


      $   --  $   --  $    --  $   --  $   --
          --      --       --      --      --
      $   --  $   --  $    --  $   --  $   --
          --      --       --      --      --
          --      --       --      --      --


      $   --  $   --  $    --  $   --  $   --
          --      --       --      --      --
      $   --  $   --  $    --  $   --  $   --
          --      --       --      --      --
          --      --       --      --      --


      $1,234  $1,101  $   627  $  477  $  171
         111     104       67      44      17
      $11.16  $10.63  $  9.34  $10.74  $10.33
        5.0%   13.9%   (13.1%)   4.1%    4.6%
          --    0.2%     0.1%    0.4%      --


      $   --  $   --  $    --  $   --  $   --
          --      --       --      --      --
      $   --  $   --  $    --  $   --  $   --
          --      --       --      --      --
          --      --       --      --      --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account-I as of December 31, 2010, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
February 18, 2011